Goldman
Sachs Variable Insurance Trust
GOLDMAN SACHS ASSET MANAGEMENT 32 OLD SLIP, NEW YORK, NEW YORK 10005

Semiannual Report June 30, 2000	[LOGO OF GOLDMAN SACHS]

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH AND INCOME FUND
Shareholder Letter

Dear Shareholders:

We are pleased to report on the performance of the Goldman Sachs Variable Insurance Trust Growth and Income Fund. This semiannual report covers the six-month period that ended June 30, 2000.

Market Review

The first half of 2000 was characterized by significant volatility in the U.S. market. The sharp swings in the valuations of NASDAQ stocks, particularly in March, April and May, favored value-oriented portfolios, which performed very well versus more growth-oriented strategies. However, this trend was reversed in June. Indications that the U.S. economy was slowing and an easing of concerns over future Federal Reserve Board (the “Fed”) interest rate hikes fueled the strong recovery in growth stocks, particularly technology issues.

Individual stock volatility has also been quite pronounced. The marketplace has been intolerant and unforgiving of negative surprises. Moreover, investors have become more selective in highly valued sectors, and have increasingly focused on industry leaders. This is particularly apparent in the technology sector, where increased suspicion of profitless prosperity, especially in dot.com retailers, has put downward pressure on many technology stocks. We believe our research based approach, with its emphasis on frequent contact with company management teams and detailed analysis of company financials, is well-suited for this environment.

Performance Review

Over the six-month period that ended June 30, 2000, the Fund generated a 0.73% cumulative total return. Over the same time period the Fund’s benchmark, the Standard & Poor’s (S&P) 500 Index (with dividends reinvested) generated a -0.42% cumulative total return.

The Fund’s out-performance versus its benchmark was due in part to careful stock selection and sector allocation. On a macro level, the Fund enhanced its performance through its exposure to stocks involved in merger and acquisition activity. In addition, our underweight position in technology and telecommunications stocks relative to the S&P 500 Index aided performance. This was particularly evident during the severe correction that occurred in the technology sector from mid-March through May.

Investment Objective

The Fund seeks long-term growth of capital and growth of income through a diversified portfolio of equity securities.
GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH AND INCOME FUND
Shareholder Letter (continued)

Portfolio Composition

Top 10 Portfolio Holdings as of June 30, 2000*

Company	Line of Business	Percentage of Net Assets
Intel Corp.	Semiconductor	3.7%
General Electric Co.	Conglomerate	3.7
Pfizer, Inc.	Drugs	3.1
Cisco Systems, Inc.	Computer Hardware	3.1
Microsoft Corp.	Computer Software	2.8
Wal-Mart Stores, Inc.	Department Stores	2.5
Exxon Mobil Corp.	Energy Resources	2.2
Citigroup, Inc.	Banks	2.1
Convergys Corp.	Information Services	2.0
XL Capital Ltd.	Property Insurance	1.9

* Opinions expressed in this report represent our present opinions only. Reference to individual securities should not be construed as a commitment that such securities will be retained in the Fund. From time to time, the Fund may change the individual securities it holds, the number or types of securities held and the markets in which it invests. References to individual securities do not constitute a recommendation to the investor to buy, hold or sell such securities. In addition, references to past performance of the Fund do not indicate future returns, which are not guaranteed and will vary. Furthermore, the value of shares of the Fund may fall as well as rise.

Outlook

Recent signs of slower economic growth in the U.S. suggest a decreased likelihood of significant tightening by the Fed for the remainder of the year. Reasonable growth in the U.S., stronger demand growth outside of the U.S. (particularly in Asia), and a moderation in energy prices would be a combination of factors which would be quite beneficial to many of the traditional industrial and financial companies in the Fund. We expect to continue focusing our investments in firms that use information-based tools to improve their cost positions, distribution to customers, product development, or raw material costs. In addition, we believe that many “old economy” companies will prove to be extremely rewarding investments as they use new tools to drive shareholder value and create increasing competitive distance from others in their industry.

We thank you for your investment and look forward to serving your investment needs in the future.

Goldman Sachs Value Portfolio Management Team

July 17, 2000
GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH AND INCOME FUND
Statement of Investments
June 30, 2000 (Unaudited)
Shares	Description	Value

Common Stocks – 94.8%

Airlines – 0.4%
7,900	Southwest Airlines Co.	$ 149,606

Alcohol – 0.7%
3,100	Anheuser-Busch Cos., Inc.	231,531

Apparel – 0.5%
4,000	NIKE, Inc. Class B	159,250

Banks – 4.6%
3,200	The Bank of New York Co., Inc.	148,800
3,800	Bank One Corp.	100,937
1,950	The Chase Manhattan Corp.	89,822
11,700	Citigroup, Inc.	704,925
500	J.P. Morgan & Co., Inc.	55,063
8,000	Mellon Financial Corp.	291,500
4,400	Wells Fargo & Co.	170,500

		1,561,547

Chemicals – 2.0%
4,200	The Dow Chemical Co.	126,787
5,900	E.I. du Pont de Nemours & Co.	258,125
3,700	Minnesota Mining & Manufacturing Co.	305,250

		690,162

Clothing – 0.2%
2,400	The Gap, Inc.	75,000

Computer Hardware – 7.4%
1,000	Apple Computer, Inc.*	52,375
16,500	Cisco Systems, Inc.*	1,048,781
7,300	Compaq Computer Corp.	186,606
7,700	Dell Computer Corp.*	379,706
5,300	EMC Corp.*	407,769
1,300	Hewlett-Packard Co.	162,338
700	Network Appliance, Inc.*	56,350
2,700	Sun Microsystems, Inc.*	245,531

		2,539,456

Computer Software – 6.7%
1,800	Computer Associates International, Inc.	92,137
5,100	International Business Machines, Inc.	558,769
11,800	Microsoft Corp.*	944,000
6,000	Oracle Corp.*	504,375
5,500	Unisys Corp.*	80,094
1,000	VERITAS Software Corp.*	113,016

		2,292,391

Conglomerate – 3.7%
23,800	General Electric Co.	1,261,400

Defense/Aerospace – 0.3%
2,800	Honeywell International, Inc.	94,325

Department Stores – 2.8%
5,100	The May Department Stores Co.	122,400
14,600	Wal-Mart Stores, Inc.	841,325

		963,725

Shares	Description	Value

Common Stocks – (continued)

Drugs – 7.8%
2,600	Amgen, Inc.*	$ 182,650
6,100	Bristol-Myers Squibb Co.	355,325
4,100	Merck & Co., Inc.	314,162
22,075	Pfizer, Inc.	1,059,600
3,751	Pharmacia Corp.	193,880
7,700	Schering-Plough Corp.	388,850
2,600	SmithKline Beecham PLC ADR	169,488

		2,663,955

Electrical Equipment – 4.6%
495	Agilent Technologies, Inc.*	36,506
200	Broadcom Corp.*	43,788
700	Corning, Inc.	188,913
500	KLA-Tencor Corp.*	29,281
8,500	Lucent Technologies, Inc.	503,625
7,700	Motorola, Inc.	223,781
6,600	Nortel Networks Corp.	450,450
1,600	QUALCOMM, Inc.*	96,000

		1,572,344

Electrical Utilities – 2.0%
5,800	Entergy Corp.	157,687
4,000	FPL Group, Inc.	198,000
14,400	Niagara Mohawk Holdings, Inc.*	200,700
2,800	Unicom Corp.	108,325

		664,712

Energy Resources – 4.8%
9,492	Exxon Mobil Corp.	745,122
6,000	Royal Dutch Petroleum Co. ADR	369,375
14,500	Union Pacific Resources Group, Inc.	319,000
5,800	Unocal Corp.	192,125

		1,625,622

Entertainment – 0.8%
13,800	Carnival Corp.	269,100

Financial Services – 1.5%
6,700	Federal Home Loan Mortgage Corp.	271,350
5,900	Household International, Inc.	245,219

		516,569

Food & Beverage – 2.1%
4,500	The Coca-Cola Co.	258,469
3,800	PepsiCo, Inc.	168,863
3,900	The Quaker Oats Co.	292,987

		720,319

Forest – 1.7%
3,500	Bowater, Inc.	154,437
5,400	Fort James Corp.	124,875
6,400	International Paper Co.	190,800
3,800	Willamette Industries, Inc.	103,550

		573,662

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH AND INCOME FUND
Statement of Investments (continued)
June 30, 2000 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Grocery – 1.3%
13,100	The Kroger Co.*	$ 289,019
3,300	Safeway, Inc.*	148,912

		437,931

Heavy Electrical – 0.1%
700	Emerson Electric Co.	42,263

Heavy Machinery – 0.7%
5,900	Crane Co.	143,444
2,600	Deere & Co.	96,200

		239,644

Home Products – 1.0%
5,200	The Gillette Co.	181,675
2,900	The Procter & Gamble Co.	166,025

		347,700

Industrial Parts – 1.5%
2,500	Caterpillar, Inc.	84,688
2,400	Ingersoll-Rand Co.	96,600
4,000	Parker-Hannifin Corp.	137,000
1,900	Textron, Inc.	103,194
1,500	United Technologies Corp.	88,312

		509,794

Information Services – 2.6%
2,300	Automatic Data Processing, Inc.	123,194
13,400	Convergys Corp.*	695,125
1,500	Electronic Data Systems Corp.	61,875

		880,194

Internet – 1.1%
5,300	America Online, Inc.*	279,575
700	Yahoo!, Inc.*	86,713

		366,288

Life Insurance – 1.3%
9,400	AFLAC, Inc.	431,813

Media – 5.0%
600	Amdocs Ltd.*	46,050
6,000	AT&T Corp.-Liberty Media Group*	145,500
1,200	Clear Channel Communications, Inc.*	90,000
6,700	Comcast Corp.	271,350
5,100	Time Warner, Inc.	387,600
7,018	Viacom, Inc. Class B*	478,540
7,300	The Walt Disney Co.	283,331

		1,702,371

Medical Products – 2.1%
4,200	Abbott Laboratories	187,162
2,000	Baxter International, Inc.	140,625
580	Edwards Lifesciences Corp.*	11,093
3,700	Johnson & Johnson	376,937

		715,817

Shares	Description	Value

Common Stocks – (continued)

Mining – 0.4%
4,600	Alcoa, Inc.	$ 133,400

Oil Refining – 0.7%
2,000	Texaco, Inc.	106,500
5,500	USX-Marathon Group	137,844

		244,344

Oil Services – 2.0%
1,300	Baker Hughes, Inc.	41,600
1,500	Diamond Offshore Drilling, Inc.	52,688
5,100	Halliburton Co.	240,656
2,700	Santa Fe International Corp.	94,331
1,800	Schlumberger Ltd.	134,325
2,500	Transocean Sedco Forex, Inc.	133,594

		697,194

Property Insurance – 4.2%
4,600	American International Group, Inc.	540,500
4,800	The Hartford Financial Services Group, Inc.	268,500
11,700	XL Capital Ltd.	633,262

		1,442,262

Railroads – 0.5%
6,800	Burlington Northern Santa Fe Corp.	155,975

Restaurants – 0.8%
7,900	McDonald’s Corp.	260,206

Security/Asset Management – 0.8%
3,400	Morgan Stanley Dean Witter & Co.	283,050

Semiconductors – 6.0%
500	Advanced Micro Devices, Inc.*	38,625
1,350	Applied Materials, Inc.*	122,344
9,500	Intel Corp.	1,270,031
1,500	Micron Technology, Inc.*	132,094
600	Novellus Systems, Inc.*	33,937
5,300	Texas Instruments, Inc.	364,044
1,000	Xilinx, Inc.*	82,562

		2,043,637

Specialty Retail – 1.7%
600	Best Buy Co., Inc.*	37,950
4,800	CVS Corp.	192,000
6,300	The Home Depot, Inc.	314,606
800	RadioShack Corp.	37,900

		582,456

Telephone – 4.8%
4,700	Bell Atlantic Corp.	238,819
5,800	GTE Corp.	361,050
1,400	NEXTLINK Communications, Inc.*	53,112
3,100	Qwest Communications International, Inc.*	154,031
4,484	SBC Communications, Inc.	193,933

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH AND INCOME FUND

Shares	Description	Value

Common Stocks – (continued)

Telephone – (continued)
4,200	Sprint Corp.	$ 214,200
9,400	WorldCom, Inc.*	431,225

		1,646,370

Tobacco – 0.5%
6,200	Philip Morris Cos., Inc.	164,688

Wireless – 1.1%
700	ALLTEL Corp.	43,356
4,300	Sprint Corp. (PCS Group)*	255,850
1,900	Vodafone AirTouch PLC ADR	78,732

		377,938

TOTAL COMMON STOCKS
(Cost $30,055,435)		$ 32,330,011

Principal Amount	Interest Rate	Maturity Date	Value

Repurchase Agreement – 4.7%

Joint Repurchase Agreement Account II
$1,600,000	6.87%	07/03/2000	$ 1,600,000

TOTAL REPURCHASE AGREEMENT
(Cost $1,600,000)			$ 1,600,000

TOTAL INVESTMENTS
(Cost $31,655,435)			$33,930,011

* Non-income producing security.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Investment Abbreviation:

ADR—American Depositary Receipt

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE  SM U.S. EQUITY FUND
Shareholder Letter

Dear Shareholders:

We are pleased to report on the performance of the Goldman Sachs Variable Insurance Trust CORE U.S. Equity Fund. This semiannual report covers the six-month period that ended June 30, 2000.

Market Review

The S&P 500 Index fell slightly during the six-month reporting period, but this relatively modest decline masks the volatile nature of the market. The first two and half months of the year were virtually a mirror image of the preceding six months. U.S. stocks were led by a fairly narrow band of technology issues, while most other sectors of the market languished. This occurred during a period of rapid economic growth, inflationary concerns, and the Federal Reserve Board aggressively raising interest rates in an attempt to cool off the economy.

However, high stock valuations and rising interest rates caused investors to abandon the technology-heavy NASDAQ in the middle of March. While other types of stocks were dragged down, technology issues experienced the brunt of the damage. At one point, the NASDAQ was down 37% from its peak, before rallying strongly in June. By the end of the reporting period the NASDAQ had fallen 27% from its high, while the S&P 500 Index was down roughly 5% from its peak.

The markets were more volatile than they had been in a number of years. For example, during the second quarter the spread between the daily high and low prices for the S&P 500 Index averaged 2.0%, versus its long-term average of 1.2%. The monthly return dispersion (the spread between the best- and worst-performing stocks) hit its highest level in at least 23 years in June.

Performance Review

Over the six-month period that ended June 30, 2000 the Fund generated a -1.07% cumulative total return. Over the same time period the Fund’s benchmark, the Standard & Poor’s 500 Index (with dividends reinvested) generated a -0.42% cumulative total return.

The CORE strategy is a well-defined investment process that has historically provided consistent, risk-managed performance. The diversification of our models typically adds value because when one theme doesn’t work, others usually do. For example, when Momentum stocks underperform, Value stocks typically advance more than average.

During much of the reporting period, our themes produced results that were contrary to what we would expect. This was typically the result of the extreme volatility in the financial markets. For example, Value struggled most in May and June, whereas Momentum and Stability had their most difficult months in April and May. Turning to sector-specific performance, the Fund’s investments in consumer non-cyclicals and utilities outpaced their peers in the index. On the other hand, Fund investments in consumer services, consumer cyclicals, technology and telecommunications all lagged those in the index in recent months.

Investment Objective and Strategies

The Fund seeks long-term capital growth and dividend income through a broadly diversified portfolio of large-cap and blue chip equity securities representing all major sectors of the U.S. economy.
GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE  SM U.S. EQUITY FUND

The portfolio employs a disciplined approach that combines fundamental investment research provided by Goldman, Sachs & Co.’s Global Investment Research Department and consensus opinions with quantitative analysis generated by the Asset Management Division’s proprietary model. This quantitative system evaluates each stock using many different criteria, including valuation measures, growth expectations, earnings momentum and risk profile. It also objectively analyses the impact of current economic conditions on different types of stocks to determine where the emphasis should be placed. While maintaining a profile close to that of the benchmark, those stocks ranked highly by both the quantitative model and the Goldman Sachs Global Investment Research Department are selected to have overweight positions in the portfolio.

Portfolio Composition

Top 10 Portfolio Holdings as of June 30, 2000*

Company	Line of Business	Percentage of Net Assets
General Electric Co.	Conglomerate	4.7%
Intel Corp.	Semiconductors	3.1
Pfizer, Inc.	Drugs	3.0
Cisco Systems, Inc.	Computer Hardware	2.7
Microsoft Corp.	Computer Software	2.6
Citigroup, Inc.	Banks	2.2
Exxon Mobil Corp.	Energy Reserves	2.2
American International Group, Inc.	Property Insurance	2.0
Oracle Corp.	Computer Software	1.9
Nortel Networks Corp.	Electronic Equipment	1.8

* Opinions expressed in this report represent our present opinions only. Reference to individual securities should not be construed as a commitment that such securities will be retained in the Fund. From time to time, the Fund may change the individual securities it holds, the number or types of securities held and the markets in which it invests. References to individual securities do not constitute a recommendation to the investor to buy, hold or sell such securities. In addition, references to past performance of the Fund do not indicate future returns, which are not guaranteed and will vary. Furthermore, the value of shares of the Fund may fall as well as rise.

Outlook

To a large extent, the market’s returns were driven by relatively few stocks and return dispersion (the difference between the best- and worst-performing stocks) remained quite high during the reporting period. Going forward, we continue to believe that cheaper stocks should outpace more expensive ones, good Momentum stocks should do better than poor Momentum stocks, lower-risk stocks should perform better than higher risk stocks as should those favored by research analysts. As such, we anticipate remaining fully invested and expect that the value we add over time will be due to stock selection, as opposed to sector or size allocations.

We thank you for your investment and look forward to your continued confidence.

Goldman Sachs Quantitative Equity Management Team

July 17, 2000

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE  SM U.S. EQUITY FUND
Statement of Investments
June 30, 2000 (Unaudited)

Shares	Description	Value

Common Stocks – 93.9%

Airlines – 0.5%
1,400	AMR Corp.*	$ 37,013
7,000	Delta Air Lines, Inc.	353,937
1,400	UAL Corp.	81,463

		472,413

Apparel – 0.1%
2,500	Liz Claiborne, Inc.	88,125

Banks – 4.7%
12,731	Bank of America Corp.	547,433
16,050	The Chase Manhattan Corp.	739,303
37,100	Citigroup, Inc.	2,235,275
1,500	Fifth Third Bancorp	94,875
6,900	Firstar Corp.	145,331
2,500	FleetBoston Financial Corp.	85,000
1,800	J.P. Morgan & Co., Inc.	198,225
3,500	PNC Financial Services Group	164,063
3,500	SunTrust Banks, Inc.	159,906
800	UnionBanCal Corp.	14,850
9,400	Wells Fargo & Co.	364,250

		4,748,511

Chemicals – 1.7%
6,800	Air Products & Chemicals, Inc.	209,525
25,500	The Dow Chemical Co.	769,781
6,200	Minnesota Mining & Manufacturing Co.	511,500
4,700	PPG Industries, Inc.	208,269
1,400	Rohm & Haas Co.	48,300

		1,747,375

Clothing – 0.4%
6,200	Intimate Brands, Inc.	122,450
15,000	The Limited, Inc.	324,375

		446,825

Computer Hardware – 8.5%
14,200	Apple Computer, Inc.*	743,725
6,800	Cabletron Systems, Inc.*	171,700
43,400	Cisco Systems, Inc.*	2,758,612
5,400	Dell Computer Corp.*	266,288
12,400	EMC Corp.*	954,025
2,100	Gateway, Inc.*	119,175
12,300	Hewlett-Packard Co.	1,535,962
1,300	Lexmark International Group, Inc.*	87,425
4,600	Network Appliance, Inc.*	370,300
1,600	SanDisk Corp.*	97,900
4,900	Seagate Technology, Inc.*	269,500
12,400	Sun Microsystems, Inc.*	1,127,625
1,600	Symbol Technologies, Inc.	86,400

		8,588,637

Computer Software – 6.9%
700	Adobe Systems, Inc.	91,000
900	Citrix Systems, Inc.*	17,044
8,200	International Business Machines, Inc.	898,412

Shares	Description	Value

Common Stocks – (continued)

Computer Software – (continued)
800	Micromuse, Inc.*	$ 132,388
32,900	Microsoft Corp.*	2,632,000
22,700	Oracle Corp.*	1,908,219
611	Sabre Holdings Corp.	17,414
400	Sapient Corp.*	42,775
1,400	Siebel Systems, Inc.*	228,987
1,200	Symantec Corp.*	64,725
8,325	VERITAS Software Corp.*	940,855

		6,973,819

Conglomerate – 4.7%
90,000	General Electric Co.	4,770,000

Construction – 0.1%
2,000	Fluor Corp.	63,250
1,600	USG Corp.	48,600

		111,850

Consumer Durables – 0.4%
7,700	Whirlpool Corp.	359,013

Defense/Aerospace – 0.9%
12,300	The Boeing Co.	514,294
4,100	General Dynamics Corp.	214,225
2,425	Honeywell International, Inc.	81,692
1,400	Northrop Grumman Corp.	92,750

		902,961

Department Stores – 2.5%
14,200	Federated Department Stores, Inc.*	479,250
3,600	Sears, Roebuck & Co.	117,450
12,200	Target Corp.	707,600
20,700	Wal-Mart Stores, Inc.	1,192,837

		2,497,137

Drugs – 7.4%
9,500	Allergan, Inc.	707,750
6,800	Amgen, Inc.*	477,700
2,000	Biogen, Inc.*	129,000
1,800	Bristol-Myers Squibb Co.	104,850
3,200	Cardinal Health, Inc.	236,800
3,100	Chiron Corp.*	147,250
1,200	Eli Lilly & Co.	119,850
900	Genentech, Inc.	154,800
2,900	Jones Pharma, Inc.	115,819
3,300	MedImmune, Inc.*	244,200
19,200	Merck & Co., Inc.	1,471,200
1,400	Millennium Pharmaceuticals, Inc.*	156,625
63,850	Pfizer, Inc.	3,064,800
4,879	Pharmacia Corp.	252,183
3,100	Schering-Plough Corp.	156,550

		7,539,377

Electrical Equipment – 6.8%
1,500	ADC Telecommunications, Inc.*	125,813
2,100	Advanced Fibre Communications, Inc.*	95,156

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE  SM U.S. EQUITY FUND

Shares	Description	Value

Common Stocks – (continued)

Electrical Equipment – (continued)
2,898	Agilent Technologies, Inc.*	$ 213,727
1,800	Broadcom Corp.*	393,862
700	CIENA Corp.*	116,681
4,200	Corning, Inc.	1,133,475
3,200	Eaton Corp.	214,400
1,100	KLA-Tencor Corp.*	64,419
12,400	Lucent Technologies, Inc.	734,700
12,300	Motorola, Inc.	357,469
26,268	Nortel Networks Corp.	1,792,791
1,400	PE Corp-PE Biosystems Group	92,225
12,000	QUALCOMM, Inc.*	720,000
3,400	Scientific-Atlanta, Inc.	253,300
2,400	Tektronix, Inc.	177,600
1,000	Teradyne, Inc.*	73,500
2,000	Terayon Communication Systems, Inc.*	128,469
5,100	Vishay Intertechnology, Inc.*	193,481

		6,881,068

Electrical Utilities – 2.0%
5,800	Calpine Corp.*	381,350
172	Dominion Resources, Inc.	7,375
4,800	Duke Energy Corp.	270,600
1,400	Dynegy, Inc.	95,637
600	Entergy Corp.	16,313
4,200	FPL Group, Inc.	207,900
10,700	Public Service Enterprise Group, Inc.	370,487
5,000	Reliant Energy, Inc.	147,812
1,400	The Southern Co.	32,638
1,600	TXU Corp.	47,200
11,000	Unicom Corp.	425,562

		2,002,874

Energy Resources – 5.1%
2,500	Apache Corp.	147,031
7,800	Chevron Corp.	661,538
4,200	Enron Corp.	270,900
28,156	Exxon Mobil Corp.	2,210,246
3,800	Kerr-McGee Corp.	223,963
6,300	Noble Affiliates, Inc.	234,675
3,900	Occidental Petroleum Corp.	82,144
5,500	Phillips Petroleum Co.	278,781
17,000	Royal Dutch Petroleum Co. ADR	1,046,562

		5,155,840

Entertainment – 0.3%
5,400	Royal Caribbean Cruises Ltd.	99,900
3,200	The Seagram Co. Ltd.	185,600

		285,500

Financial Services – 1.5%
7,500	American Express Co.	390,938
9,000	Comdisco, Inc.	200,813
2,500	Federal Home Loan Mortgage Corp.	101,250
5,500	Federal National Mortgage Assoc.	287,031

Shares	Description	Value

Common Stocks – (continued)

Financial Services – (continued)
4,600	Marsh & McLennan Cos., Inc.	$ 480,412
3,200	MBNA Corp.	86,800

		1,547,244

Food & Beverage – 4.1%
8,700	Bestfoods	602,475
5,500	The Coca-Cola Co.	315,906
11,000	ConAgra, Inc.	209,688
5,900	H.J. Heinz Co.	258,125
3,800	Hormel Foods Corp.	63,888
9,600	IBP, Inc.	148,200
4,200	Keebler Foods Co.	155,925
11,900	Nabisco Group Holdings Corp.	308,656
4,500	Nabisco Holdings Corp.	236,250
11,200	The Pepsi Bottling Group, Inc.	326,900
28,200	PepsiCo, Inc.	1,253,137
4,300	Supervalu, Inc.	81,969
3,600	SYSCO Corp.	151,650
8,500	Tyson Foods, Inc.	74,375

		4,187,144

Forest – 0.5%
4,800	Georgia-Pacific Group	126,000
2,000	International Paper Co.	59,625
3,500	Kimberly-Clark Corp.	200,813
1,500	Weyerhaeuser Co.	64,500
2,100	Willamette Industries, Inc.	57,225

		508,163

Gold – 0.1%
2,000	Barrick Gold Corp.	36,375
9,900	Freeport-McMoRan Copper & Gold, Inc. Class B	91,575

		127,950

Grocery – 0.4%
3,200	Albertson’s, Inc.	106,400
3,200	The Kroger Co.*	70,600
5,000	Safeway, Inc.*	225,625

		402,625

Heavy Electrical – 0.3%
4,200	Emerson Electric Co.	253,575
3,000	Rockwell International Corp.	94,500

		348,075

Home Products – 0.8%
4,200	Colgate-Palmolive Co.	251,475
4,200	Fortune Brands, Inc.	96,862
7,200	The Procter & Gamble Co.	412,200

		760,537

Hotels – 0.1%
5,500	Park Place Entertainment Corp.*	67,031

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE  SM U.S. EQUITY FUND
Statement of Investments (continued)
June 30, 2000 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Industrial Parts – 1.2%
2,300	Ingersoll-Rand Co.	$ 92,575
3,900	ITT Industries, Inc.	118,463
5,300	Parker-Hannifin Corp.	181,525
10,750	Tyco International Ltd.	509,281
4,800	United Technologies Corp.	282,600

		1,184,444

Industrial Services – 0.1%
4,200	Robert Half International, Inc.*	119,700
1,000	The Hertz Corp.	28,063

		147,763

Information Services – 0.8%
5,000	Automatic Data Processing, Inc.	267,812
2,900	Electronic Data Systems Corp.	119,625
6,400	First Data Corp.	317,600
2,100	Fiserv, Inc.*	90,825

		795,862

Internet – 1.5%
2,400	3Com Corp.*	138,300
17,400	America Online, Inc.*	917,850
4,000	Yahoo!, Inc.*	495,500

		1,551,650

Leisure – 0.6%
9,200	Eastman Kodak Co.	547,400
2,400	Harley-Davidson, Inc.	92,400

		639,800

Life Insurance – 0.9%
3,200	AFLAC, Inc.	147,000
2,800	American General Corp.	170,800
6,600	CIGNA Corp.	617,100

		934,900

Media – 3.2%
1,000	Cox Communications, Inc.*	45,563
5,000	Fox Entertainment Group, Inc.*	151,875
2,400	Gannett Co., Inc.	143,550
7,100	General Motors Corp. Class H*	623,025
5,600	Infinity Broadcasting Corp.*	204,050
9,800	Time Warner, Inc.	744,800
800	Univision Communications, Inc.*	82,800
2,700	Viacom, Inc. Class B*	184,106
27,400	The Walt Disney Co.	1,063,462

		3,243,231

Medical Products – 2.4%
6,500	Abbott Laboratories	289,656
1,000	Bausch & Lomb, Inc.	77,375
4,800	Baxter International, Inc.	337,500
15,900	Johnson & Johnson	1,619,812
1,800	Medtronic, Inc.	89,663

		2,414,006

Shares	Description	Value

Common Stocks – (continued)

Medical Providers – 0.6%
3,300	HCA-The Healthcare Corp.	$ 100,238
6,100	UnitedHealth Group, Inc.	523,075

		623,313

Mining – 0.2%
5,500	Alcan Aluminium Ltd.	170,500
1,100	Nucor Corp.	36,506

		207,006

Motor Vehicle – 1.6%
14,200	Ford Motor Co.	610,600
14,600	General Motors Corp.	847,713
3,100	Johnson Controls, Inc.	159,069
1,859	Visteon Corp.*	22,543

		1,639,925

Oil Refining – 0.2%
5,100	Conoco, Inc. Class B	125,269
3,100	USX-Marathon Group	77,694

		202,963

Oil Services – 0.3%
3,900	BJ Services Co.*	243,750
2,100	Noble Drilling Corp.*	86,494

		330,244

Property Insurance – 3.2%
13,100	The Allstate Corp.	291,475
17,043	American International Group, Inc.	2,002,552
2,200	The Hartford Financial Services Group, Inc.	123,063
4,300	Loews Corp.	258,000
9,300	MGIC Investment Corp.	423,150
3,600	The PMI Group, Inc.	171,000

		3,269,240

Publishing – 0.4%
4,200	Dow Jones & Co., Inc.	307,650
1,100	Knight-Ridder, Inc.	58,506
1,600	The McGraw-Hill Cos., Inc.	86,400

		452,556

Railroads – 0.2%
5,200	Burlington Northern Santa Fe Corp.	119,275
1,200	Kansas City Southern Industries, Inc.	106,425

		225,700

Restaurants – 0.2%
4,100	Brinker International, Inc.*	119,925
2,600	Tricon Global Restaurants, Inc.*	73,450

		193,375

Security/Asset Management – 1.5%
3,500	AXA Financial, Inc.	119,000
9,900	The Charles Schwab Corp.	332,888

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE  SM U.S. EQUITY FUND

Shares	Description	Value

Common Stocks – (continued)

Security/Asset Management – (continued)
2,900	Lehman Brothers Holdings, Inc.	$ 274,231
1,400	Merrill Lynch & Co., Inc.	161,000
7,200	Morgan Stanley Dean Witter & Co.	599,400

		1,486,519

Semiconductors – 6.0%
3,800	Advanced Micro Devices, Inc.*	293,550
3,400	Analog Devices, Inc.*	258,400
4,400	Applied Materials, Inc.*	398,750
1,500	Applied Micro Circuits Corp.*	148,125
1,900	Integrated Device Technology, Inc.*	113,763
23,400	Intel Corp.	3,128,287
1,200	JDS Uniphase Corp.*	143,850
2,300	LSI Logic Corp.*	124,488
700	PMC-Sierra, Inc.*	124,381
400	SDL, Inc.*	114,075
15,900	Texas Instruments, Inc.	1,092,131
1,800	Xilinx, Inc.*	148,612

		6,088,412

Specialty Retail – 1.5%
17,200	Circuit City Stores-Circuit City Group	570,825
12,900	The Home Depot, Inc.	644,193
1,500	Lowe’s Cos., Inc.	61,594
3,300	Tiffany & Co.	222,750

		1,499,362

Telephone – 5.5%
1,400	Allegiance Telecom, Inc.*	89,600
28,265	AT&T Corp.	893,881
3,100	BCE, Inc.	73,819
21,500	Bell Atlantic Corp.	1,092,469
29,900	BellSouth Corp.	1,274,487
7,100	Citizens Communications Co.*	122,475
2,700	GTE Corp.	168,075
15,622	SBC Communications, Inc.	675,651
8,900	Sprint Corp.	453,900
16,350	WorldCom, Inc.*	750,056

		5,594,413

Shares	Description	Value

Common Stocks – (continued)

Thrifts – 0.2%
4,500	Golden West Financial Corp.	$ 183,656

Tobacco – 0.3%
11,000	Philip Morris Cos., Inc.	292,188

Wireless – 0.5%
2,200	Nextel Communications, Inc.*	134,613
2,000	Telephone & Data Systems, Inc.	200,500
2,000	United States Cellular Corp.*	126,000

		461,113

TOTAL COMMON STOCKS
(Cost $89,632,721)		$ 95,181,735

Principal Amount	Interest Rate	Maturity Date	Value

Repurchase Agreement -- 4.7%

Joint Repurchase Agreement Account II
$4,800,000	6.87%	07/03/2000	$ 4,800,000

TOTAL REPURCHASE AGREEMENT
(Cost $4,800,000)			$ 4,800,000

TOTAL INVESTMENTS
(Cost $94,432,721)			$99,981,735

*	Non-income producing security.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Investment Abbreviation:

ADR—American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE  SM LARGE CAP GROWTH FUND
Shareholder Letter

Dear Shareholders:

We are pleased to report on the performance of the Goldman Sachs Variable Insurance Trust CORE Large Cap Growth Fund. This semiannual report covers the six-month period that ended June 30, 2000.

Market Review

The Russell 1000 Growth Index posted a gain over the reporting period. However, the markets have been extremely volatile, as the growth index experienced some of its best and worst months ever relative to its Value counterpart, the Russell 1000 Value Index. The first two and half months of the year were virtually a mirror image of the preceding six months. U.S. stocks were led by a fairly narrow band of technology issues, while most other sectors of the market languished. This occurred during a period of rapid economic growth, inflationary concerns, and the Federal Reserve Board aggressively raising interest rates in an attempt to cool off the economy.

However, high stock valuations and rising interest rates caused investors to abandon the technology-heavy NASDAQ in the middle of March. While other types of stocks were dragged down, technology issues experienced the brunt of the damage. At one point, the NASDAQ was down 37% from its peak, before rallying strongly in June. By the end of the reporting period the NASDAQ had fallen 27% from its high, while the S&P 500 Index was down roughly 5% from its peak.

The markets were more volatile than they had been in a number of years. For example, the daily high-low spread in the NASDAQ averaged 4.3% for the quarter, as compared with a long-term average of just over 1%—a figure that was exceeded every single day of the second quarter. In addition, the monthly return dispersion (the spread between the best- and worst-performing stocks) hit its highest level in over 23 years in June.

Performance Review

Over the six-month period that ended June 30, 2000 the Fund generated a 3.10% cumulative total return. Over the same time period the Fund’s benchmark, the Russell 1000 Growth Index generated a 4.24% cumulative total return.

Selecting growth stocks was difficult during the reporting period, as market volatility played havoc with our investment themes. For example, in April the stocks that fared best did not have attractive Value, Momentum or Stability characteristics. In May, Value stocks and those that were more stable did much better, but those with good momentum continued to suffer. By June, Value and Momentum had switched places, with Value suffering one of its worst months ever. Stock selection was best among consumer non-cyclical stocks, but those in the commercial services, consumer cyclicals, basic materials and telecommunications sectors lagged their index peers.

Investment Objective

The Fund seeks long-term capital growth, primarily through a broadly diversified portfolio of equity securities of large-cap U.S. issuers that are expected to have better prospects for earnings growth than the growth rate of the general domestic economy.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE  SM LARGE CAP GROWTH FUND

The portfolio employs a disciplined approach that combines fundamental investment research provided by Goldman, Sachs & Co.’s Global Investment Research Department and consensus opinions with quantitative analysis generated by the Asset Management Division’s proprietary model. This quantitative system evaluates each stock using many different criteria, including valuation measures, growth expectations, earnings momentum and risk profile. It also objectively analyses the impact of current economic conditions on different types of stocks to determine where the emphasis should be placed. The portfolio construction process evaluates stocks based on their overall expected return and their contribution to portfolio risk. The final portfolio is the one that has the highest expected return for the targeted amount of risk.

Portfolio Composition

Top 10 Portfolio Holdings as of June 30, 2000*

Company	Line of Business	Percentage of Net Assets
Intel Corp.	Semiconductors	6.1%
General Electric Co.	Conglomerate	6.0
Cisco Systems, Inc.	Computer Hardware	5.7
Pfizer, Inc.	Drugs	4.4
Microsoft Corp.	Computer Software	3.9
Oracle Corp.	Computer Software	2.6
Corning, Inc.	Electronic Equipment	2.2
Merck & Co., Inc.	Drugs	2.1
Sun Microsystems, Inc.	Computer Hardware	2.0
EMC Corp.	Computer Hardware	1.7

* Opinions expressed in this report represent our present opinions only. Reference to individual securities should not be construed as a commitment that such securities will be retained in the Fund. From time to time, the Fund may change the individual securities it holds, the number or types of securities held and the markets in which it invests. References to individual securities do not constitute a recommendation to the investor to buy, hold or sell such securities. In addition, references to past performance of the Fund do not indicate future returns, which are not guaranteed and will vary. Furthermore, the value of shares of the Fund may fall as well as rise.

Outlook

To a large extent, the market’s returns were driven by relatively few stocks, and return dispersion (the difference between the best- and worst-performing stocks) remained quite high during the reporting period. Going forward, we continue to believe that cheaper stocks should outpace more expensive ones, good Momentum stocks should do better than poor Momentum stocks, lower-risk stocks should perform better than higher risk stocks, as should those favored by research analysts. As such, we anticipate remaining fully invested and expect that the value we add over time will be due to stock selection, as opposed to sector or size allocations.

We thank you for your investment and look forward to your continued confidence.

Goldman Sachs Quantitative Equity Management Team

July 17, 2000

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE  SM LARGE CAP GROWTH FUND
Statement of Investments
June 30, 2000 (Unaudited)

Shares	Description	Value

Common Stocks – 98.9%

Apparel – 0.2%
1,400	NIKE, Inc. Class B	$ 55,738

Chemicals – 0.7%
900	Air Products & Chemicals, Inc.	27,731
5,100	The Dow Chemical Co.	153,956
1,400	Praxair, Inc.	52,375

		234,062

Clothing – 1.1%
3,200	Intimate Brands, Inc.	63,200
10,200	The Limited, Inc.	220,575
1,500	The Talbots, Inc.	82,366

		366,141

Computer Hardware – 14.0%
100	Alteon Websystems, Inc.*	10,004
5,900	Apple Computer, Inc.*	309,012
500	Brocade Communications Systems, Inc.*	91,742
1,500	Cabletron Systems, Inc.*	37,875
30,100	Cisco Systems, Inc.*	1,913,231
3,600	Dell Computer Corp.*	177,525
7,600	EMC Corp.*	584,725
100	Extreme Networks, Inc.*	10,550
4,300	Hewlett-Packard Co.	536,962
3,900	Network Appliance, Inc.*	313,950
200	RSA Security, Inc.*	13,845
1,200	SanDisk Corp.*	73,425
7,300	Sun Microsystems, Inc.*	663,844

		4,736,690

Computer Software – 11.6%
1,000	Adobe Systems, Inc.	130,000
100	Agile Software Corp.*	7,066
1,900	BEA Systems, Inc.*	93,931
100	CheckFree Holdings Corp.*	5,156
1,700	Computer Associates International, Inc.	86,973
100	Entrust Technologies, Inc.*	8,272
500	I2 Technologies, Inc.*	52,133
3,400	International Business Machines, Inc.	372,513
600	Intuit, Inc.*	24,825
200	ISS Group, Inc.*	19,741
1,000	Macrovision Corp.*	63,895
400	Mercury Interactive Corp.*	38,700
16,500	Microsoft Corp.*	1,320,000
300	Networks Associates, Inc.*	6,113
10,400	Oracle Corp.*	874,250
500	Redback Networks, Inc.*	89,000
200	Sapient Corp.*	21,388
800	Siebel Systems, Inc.*	130,850
600	TIBCO Software, Inc.*	64,324
4,000	VERITAS Software Corp.*	452,062
1,000	Vignette Corp.*	52,016

		3,913,208

Shares	Description	Value

Common Stocks – (continued)

Conglomerate – 6.0%
38,200	General Electric Co.	$ 2,024,600

Defense/Aerospace – 0.3%
2,800	The Boeing Co.	117,075

Department Stores – 2.1%
4,400	Federated Department Stores, Inc.*	148,500
1,800	Target Corp.	104,400
8,100	Wal-Mart Stores, Inc.	466,763

		719,663

Drugs – 12.4%
3,100	Allergan, Inc.	230,950
3,600	Alpharma, Inc.	224,100
5,600	Amgen, Inc.*	393,400
500	Andrx Corp.*	31,961
4,400	Cardinal Health, Inc.	325,600
300	Celera Genomics*	28,042
1,300	Chiron Corp.*	61,750
700	Eli Lilly & Co.	69,913
1,400	Forest Laboratories, Inc.*	141,400
800	Genentech, Inc.	137,600
1,100	IVAX Corp.*	45,620
1,200	MedImmune, Inc.*	88,800
9,300	Merck & Co., Inc.	712,612
700	Millennium Pharmaceuticals, Inc.*	78,312
31,050	Pfizer, Inc.	1,490,400
1,304	Pharmacia Corp.	67,401
200	Protein Design Labs, Inc.*	32,985
700	Schering-Plough Corp.	35,350

		4,196,196

Electrical Equipment – 12.0%
3,800	ADC Telecommunications, Inc.*	318,725
400	ADTRAN, Inc.*	23,950
400	Advanced Fibre Communications, Inc.*	18,125
1,982	Agilent Technologies, Inc.*	146,173
2,200	Amphenol Corp.*	145,553
400	Aspect Communications Corp.*	15,725
1,600	AVX Corp.	36,700
700	Broadcom Corp.*	153,256
700	CIENA Corp.*	116,681
200	Copper Mountain Networks, Inc.*	17,620
2,700	Corning, Inc.	728,662
1,100	Credence Systems Corp.*	60,677
900	Ditech Communications Corp.*	85,082
200	GlobeSpan, Inc.*	24,410
200	Harmonic, Inc.*	4,956
2,100	KEMET Corp.*	52,575
500	KLA-Tencor Corp.*	29,281
1,000	Level 3 Communications, Inc.*	88,000
9,800	Lucent Technologies, Inc.	580,650
675	Molex, Inc.	32,484
5,700	Motorola, Inc.	165,656
4,768	Nortel Networks Corp.	325,416

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE  SM LARGE CAP GROWTH FUND
Shares	Description	Value

Common Stocks – (continued)

Electrical Equipment – (continued)
400	Power-One, Inc.*	$ 45,564
1,100	Powerwave Technologies, Inc.*	48,370
4,300	QUALCOMM, Inc.*	258,000
500	Sanmina Corp.*	42,750
2,600	Scientific-Atlanta, Inc.	193,700
500	Sycamore Networks, Inc.*	55,174
900	Teradyne, Inc.*	66,150
4,600	Vishay Intertechnology, Inc.*	174,513

		4,054,578

Electrical Utilities – 0.3%
1,700	Calpine Corp.*	111,775

Energy Resources – 0.7%
1,400	Apache Corp.	82,337
1,900	Devon Energy Corp.	106,705
500	Enron Corp.	32,250

		221,292

Environmental Services – 0.1%
3,000	Republic Services, Inc.*	48,000

Financial Services – 0.1%
900	Comdisco, Inc.	20,081

Food & Beverage – 2.8%
1,200	The Coca-Cola Co.	63,925
8,600	ConAgra, Inc.	163,937
3,900	IBP, Inc.	60,206
1,300	Keebler Foods Co.	48,263
1,300	Nabisco Group Holdings Corp.	33,719
5,600	The Pepsi Bottling Group, Inc.	163,450
8,000	PepsiCo, Inc.	355,500
5,600	Tyson Foods, Inc.	49,000

		938,000

Heavy Electrical – 0.1%
1,200	American Power Conversion Corp.*	48,975

Industrial Services – 0.4%
900	Manpower, Inc.	28,800
4,100	The Hertz Corp.	115,056

		143,856

Information Services – 1.5%
1,800	Automatic Data Processing, Inc.	96,412
1,300	Computer Sciences Corp.*	97,094
2,400	Electronic Data Systems Corp.	99,000
1,000	Fiserv, Inc.*	43,250
100	HomeStore.com, Inc.*	2,916
300	Internap Network Services Corp.*	12,447
173	MarchFirst, Inc.*	3,157
400	Omnicom Group, Inc.	35,625
200	Red Hat, Inc.*	5,407
2,000	TeleTech Holdings, Inc.*	62,071
300	TMP Worldwide, Inc.*	22,144

Shares	Description	Value

Common Stocks – (continued)

Information Services – (continued)
1,300	West TeleServices Corp.*	$ 32,945

		512,468

Internet – 5.5%
1,100	3Com Corp.*	63,387
200	Akamai Technologies, Inc.*	23,741
800	Amazon.com, Inc.*	29,050
10,900	America Online, Inc.*	574,975
100	Ameritrade Holding Corp.*	1,160
800	Ariba, Inc.*	78,416
200	Art Technology Group, Inc.*	20,182
300	At Home Corp.*	6,225
1,000	BroadVision, Inc.*	50,785
900	CMGI, Inc.*	41,231
100	CNET Networks, Inc.*	2,456
700	Commerce One, Inc.*	31,744
600	DoubleClick, Inc.*	22,875
500	E*TRADE Group, Inc.*	8,250
100	E.piphany, Inc.*	10,716
500	eBay, Inc.*	27,156
100	Efficient Networks, Inc.*	7,354
1,900	Exodus Communications, Inc.*	87,519
700	InfoSpace, Inc.*	38,675
400	Inktomi Corp.*	47,300
900	Juniper Networks, Inc.*	130,982
300	Kana Communications, Inc.*	18,554
500	Lycos, Inc.*	27,000
300	Macromedia, Inc.*	29,006
100	Phone.com, Inc.*	6,510
500	Portal Software, Inc.*	31,924
200	Priceline.com, Inc.*	7,597
200	Proxicom, Inc.*	9,570
500	PSINet, Inc.*	12,562
300	RealNetworks, Inc.*	15,169
200	Scient Corp.	8,820
200	Software.com, Inc.*	25,970
200	Verio, Inc.*	11,097
908	VeriSign, Inc.*	160,174
500	VerticalNet, Inc.*	18,455
200	Vitria Technology, Inc.*	12,220
1,200	Yahoo!, Inc.*	148,650

		1,847,457

Media – 2.6%
4,600	AT&T Corp.-Liberty Media Group*	111,550
900	Fox Entertainment Group, Inc.*	27,338
1,700	General Motors Corp. Class H*	149,175
4,100	Time Warner, Inc.	311,600
1,000	Viacom, Inc. Class B*	68,188
5,000	The Walt Disney Co.	194,062

		861,913

Medical Products – 1.9%
2,800	Abbott Laboratories	124,775
3,800	Johnson & Johnson	387,125
2,200	Medtronic, Inc.	109,587

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE  SM LARGE CAP GROWTH FUND
Statement of Investments (continued)
June 30, 2000 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Medical Products – (continued)
300	Waters Corp.*	$ 37,444

		658,931

Medical Providers – 0.7%
1,100	HCA-The Healthcare Co.	33,413
600	PacifiCare Health Systems, Inc.*	36,096
900	Quest Diagnostics, Inc.*	67,302
1,100	UnitedHealth Group, Inc.	94,325

		231,136

Oil Services – 0.2%
900	BJ Services Co.*	56,250

Publishing – 0.4%
500	Dow Jones & Co., Inc.	36,612
700	Knight-Ridder, Inc.	37,231
1,200	The New York Times Co.	47,400

		121,243

Security/Asset Management – 1.9%
900	A.G. Edwards, Inc.	35,100
4,950	The Charles Schwab Corp.	166,444
1,600	Lehman Brothers Holdings, Inc.	151,300
2,300	Merrill Lynch & Co., Inc.	264,500
400	Morgan Stanley Dean Witter & Co.	33,300

		650,644

Semiconductors – 13.8%
2,600	Advanced Micro Devices, Inc.*	200,780
300	Altera Corp.*	30,573
1,800	Analog Devices, Inc.*	136,800
1,700	Applied Materials, Inc.*	154,062
2,200	Applied Micro Circuits Corp.*	217,250
100	E-Tek Dynamics, Inc.	26,381
1,100	Integrated Device Technology, Inc.*	65,863
15,500	Intel Corp.	2,072,156
3,700	JDS Uniphase Corp.*	443,537
1,200	LSI Logic Corp.*	64,950
3,400	Micron Technology, Inc.*	299,321
700	PMC-Sierra, Inc.*	124,381
300	QLogic Corp.*	19,819
300	RF Micro Devices, Inc.*	26,288
600	SDL, Inc.*	171,112
6,800	Texas Instruments, Inc.	467,075
1,900	Xilinx, Inc.*	156,869

		4,677,217

Specialty Retail – 2.3%
1,900	Barnes & Noble, Inc.*	42,275
500	CDW Computer Centers, Inc.*	31,250
1,600	Circuit City Stores-Circuit City Group	53,100
1,300	CVS Corp.	52,000
8,600	The Home Depot, Inc.	429,462
600	Lowe’s Cos., Inc.	24,638

Shares	Description	Value

Common Stocks – (continued)

Specialty Retail – (continued)
1,900	Tiffany & Co.	$ 128,250
700	Zale Corp.*	25,550

		786,525

Telephone – 2.6%
300	Allegiance Telecom, Inc.*	19,200
2,865	AT&T Corp.	90,606
2,400	BCE, Inc.	57,150
5,100	Bell Atlantic Corp.	259,144
1,000	NEXTLINK Communications, Inc.*	37,937
1,400	SBC Communications, Inc.	60,550
900	Sprint Corp.	45,900
6,386	WorldCom, Inc.*	292,958

		863,445

Truck Freight – 0.2%
1,200	United Parcel Service, Inc.	70,768

Wireless – 0.4%
400	Nextel Communications, Inc.*	24,475
1,000	Sprint Corp. (PCS Group)*	59,473
700	United States Cellular Corp.*	44,081

		128,029

TOTAL COMMON STOCKS
(Cost $27,115,575)		$33,415,956

Principal Amount	Interest Rate	Maturity Date	Value

Repurchase Agreement – 2.9%

Joint Repurchase Agreement Account II
$1,000,000	6.87%	07/03/2000	$ 1,000,000

TOTAL REPURCHASE AGREEMENT
(Cost $1,000,000)			$ 1,000,000

TOTAL INVESTMENTS
(Cost $28,115,575)			$34,415,956

* Non-income producing security.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE  SM LARGE CAP VALUE FUND
Shareholder Letter

Dear Shareholders:

We are pleased to report on the performance of the Goldman Sachs Variable Insurance Trust CORE Large Cap Value Fund. This semiannual report covers the six-month period that ended June 30, 2000.

Market Review

The Russell 1000 Value Index fell over the reporting period, during a period of extreme volatility. In fact, the Value Index experienced some its best and worst months ever relative to its Growth counterpart, the Russell 1000 Growth index. The first two and half months of the year were virtually a mirror image of the preceding six months. U.S. stocks were led by a fairly narrow band of technology issues, while most other sectors of the market languished. This occurred during a period of rapid economic growth, inflationary concerns, and the Federal Reserve Board aggressively raising interest rates in an attempt to cool off the economy.

However, high stock valuations and rising interest rates caused investors to abandon the technology-heavy NASDAQ in the middle of March. While other types of stocks were dragged down, technology issues experienced the brunt of the damage. At one point, the NASDAQ was down 37% from its peak, before rallying strongly in June. By the end of the reporting period the NASDAQ had fallen 27% from its high, while the S&P 500 Index was down roughly 5% from its peak.

The markets were more volatile than they had been in a number of years. For example, during the second quarter the spread between the daily high and low prices for the S&P 500 Index averaged 2.0%, versus its long-term average of 1.2%. The monthly return dispersion (the spread between the best- and worst-performing stocks) hit its highest level in at least 23 years in June.

Performance Review

Over the six-month period that ended June 30, 2000 the Fund generated a -5.66% cumulative total return. Over the same time period the Fund’s benchmark, the Russell 1000 Value Index generated a -4.23% cumulative total return.

Most CORE themes struggled during the six-month period, mirroring the volatility in the market overall. Value, Momentum and Stability each had among their best and worst months ever during the period. Value did best in the middle part of the six months, whereas Momentum and Stability’s best returns were at either end. Fund investments handily beat their peers in quite a few sectors, including utilities, health care, financials and consumer non-cyclicals. However, investments in technology, basic materials, energy, and especially telecommunications, lagged those in the index.

Investment Objective

The Fund seeks long-term growth of capital and dividend income primarily through a broadly diversified portfolio of large-cap equity securities of U.S. issuers that are selling at low to modest valuations relative to general market measures.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE  SM LARGE CAP VALUE FUND
Shareholder Letter (continued)

The portfolio employs a disciplined approach that combines fundamental investment research provided by Goldman, Sachs & Co.’s Global Investment Research Department and consensus opinions with quantitative analysis generated by the Asset Management Division’s proprietary model. This quantitative system evaluates each stock using many different criteria, including valuation measures, growth expectations, earnings momentum and risk profile. It also objectively analyzes the impact of current economic conditions on different types of stocks to determine where the emphasis should be placed. The portfolio construction process evaluates stocks based on their overall expected return and their contribution to portfolio risk. The final portfolio is the one that has the highest potential return for the targeted amount of risk.

Portfolio Composition
Top 10 Portfolio Holdings as of June 30, 2000*

Company	Line of Business	Percentage of Net Assets
Exxon Mobil Corp.	Energy Resources	4.6%
Citigroup, Inc.	Banks	4.3
SBC Communications, Inc.	Telephone	2.7
Johnson & Johnson	Medical Products	2.6
AT&T Corp.	Telephone	2.4
American International Group, Inc.	Property Insurance	2.3
The Walt Disney Co.	Media	2.0
Bellsouth Corp.	Telephone	1.8
Chevron Corp.	Energy Resources	1.6
Bell Atlantic Corp.	Telephone	1.6

* Opinions expressed in this report represent our present opinions only. Reference to individual securities should not be construed as a commitment that such securities will be retained in the Fund. From time to time, the Fund may change the individual securities it holds, the number or types of securities held and the markets in which it invests. References to individual securities do not constitute a recommendation to the investor to buy, hold or sell such securities. In addition, references to past performance of the Fund do not indicate future returns, which are not guaranteed and will vary. Furthermore, the value of shares of the Fund may fall as well as rise.

Outlook

To a large extent, the market’s returns were driven by relatively few stocks, and return dispersion (the difference between the best- and worst-performing stocks) remained quite high during the reporting period. Going forward, we continue to believe that cheaper stocks should outpace more expensive ones, good Momentum stocks should do better than poor Momentum stocks, lower-risk stocks should perform better than higher risk stocks, as should those favored by research analysts. As such, we anticipate remaining fully invested and expect that the value we add over time will be due to stock selection, as opposed to sector or size allocations.

We thank you for your investment and look forward to your continued confidence.

Goldman Sachs Quantitative Equity Management Team

July 17, 2000

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE  SM LARGE CAP VALUE FUND
Statement of Investments
June 30, 2000 (Unaudited)
Shares	Description	Value

Common Stocks – 101.8%

Airlines – 0.5%
200	AMR Corp.*	$ 5,287
100	Delta Air Lines, Inc.	5,056
100	UAL Corp.	5,819

		16,162

Alcohol – 0.6%
200	Adolph Coors Co. Class B	12,100
100	Anheuser-Busch Cos., Inc.	7,469

		19,569

Banks – 12.9%
1,100	Bank of America Corp.	47,300
100	The Bank of New York Co., Inc.	4,650
300	Bank One Corp.	7,969
550	The Chase Manhattan Corp.	25,334
2,200	Citigroup, Inc.	132,550
400	Comerica, Inc.	17,950
200	Cullen/Frost Bankers, Inc.	5,262
300	Firstar Corp.	6,319
1,000	FleetBoston Financial Corp.	34,000
200	J.P. Morgan & Co., Inc.	22,025
100	Mellon Financial Corp.	3,644
300	PNC Financial Services Group	14,062
200	Popular, Inc.	3,813
400	SunTrust Banks, Inc.	18,275
500	UnionBanCal Corp.	9,281
1,200	Wells Fargo & Co.	46,500

		398,934

Chemicals – 3.3%
300	Air Products & Chemicals, Inc.	9,244
900	The Dow Chemical Co.	27,169
333	E.I. du Pont de Nemours & Co.	14,569
100	The Lubrizol Corp.	2,100
200	Minnesota Mining & Manufacturing Co.	16,500
200	PPG Industries, Inc.	8,862
400	Praxair, Inc.	14,975
100	Rohm & Haas Co.	3,450
200	The Sherwin-Williams Co.	4,237

		101,106

Clothing – 0.3%
210	Intimate Brands, Inc.	4,148
200	The Limited, Inc.	4,325

		8,473

Computer Hardware – 2.5%
300	Apple Computer, Inc.*	15,713
100	Cabletron Systems, Inc.*	2,525
300	Hewlett-Packard Co.	37,462
100	Network Appliance, Inc.*	8,050
100	RSA Security, Inc.*	6,922
100	SanDisk Corp.*	6,119

		76,791

Shares	Description	Value

Common Stocks – (continued)

Computer Software – 0.8%
100	Oracle Corp.*	$ 8,406
100	Sabre Holdings Corp.	2,853
100	Sybase, Inc.*	2,300
100	VERITAS Software Corp.*	11,302

		24,861

Conglomerate – 0.3%
200	General Electric Co.	10,606

Construction – 0.4%
100	Fluor Corp.	3,163
300	USG Corp.	9,112

		12,275

Consumer Durables – 0.3%
200	Whirlpool Corp.	9,325

Defense/Aerospace – 2.2%
600	The Boeing Co.	25,087
200	General Dynamics Corp.	10,456
400	Northrop Grumman Corp.	26,500
100	TRW, Inc.	4,338

		66,381

Department Stores – 1.1%
300	Federated Department Stores, Inc.*	10,125
200	Kohl’s Corp.*	11,120
200	Sears, Roebuck & Co.	6,525
100	Target Corp.	5,803

		33,573

Drugs – 4.2%
200	Allergan, Inc.	14,900
400	Alpharma, Inc.	24,900
100	Bristol-Myers Squibb Co.	5,828
200	Cardinal Health, Inc.	14,795
300	IVAX Corp.*	12,450
400	Merck & Co., Inc.	30,650
100	Millennium Pharmaceuticals, Inc.*	11,187
200	Pfizer, Inc.	9,595
76	Pharmacia Corp.	3,928

		128,233

Electrical Equipment – 1.3%
100	Amphenol Corp.*	6,616
400	AVX Corp.	9,175
100	Level 3 Communications, Inc.*	8,803
200	Motorola, Inc.	5,812
57	Nortel Networks Corp.	3,890
150	Vishay Intertechnology, Inc.*	5,691

		39,987

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE  SM LARGE CAP VALUE FUND
Statement of Investments (continued)
June 30, 2000 (Unaudited)
Shares	Description	Value

Common Stocks – (continued)

Electrical Utilities – 4.2%
100	Calpine Corp.*	$ 6,575
200	Consolidated Edison, Inc.	5,925
400	Constellation Energy Group	13,025
74	Dominion Resources, Inc.	3,173
200	Dynegy, Inc.	13,662
500	Energy East Corp.	9,531
900	Entergy Corp.	24,469
200	FPL Group, Inc.	9,900
400	Public Service Enterprise Group, Inc.	13,850
100	TXU Corp.	2,950
700	Unicom Corp.	27,081

		130,141

Energy Resources – 8.7%
200	Amerada Hess Corp.	12,350
300	Apache Corp.	17,644
600	Chevron Corp.	50,887
200	Devon Energy Corp.	11,232
100	Enron Corp.	6,450
1,824	Exxon Mobil Corp.	143,184
100	Kerr-McGee Corp.	5,894
100	Murphy Oil Corp.	5,944
500	Occidental Petroleum Corp.	10,531
100	Phillips Petroleum Co.	5,069

		269,185

Environmental Services – 0.1%
200	Republic Services, Inc.*	3,200

Equity REIT – 1.0%
600	Equity Office Properties Trust	16,537
300	Equity Residential Properties Trust	13,800

		30,337

Financial Services – 3.0%
300	American Express Co.	15,638
700	Comdisco, Inc.	15,619
500	Federal National Mortgage Assoc.	26,094
100	Household International, Inc.	4,156
200	Marsh & McLennan Cos., Inc.	20,887
100	Providian Financial Corp.	8,997

		91,391

Food & Beverage – 4.5%
200	ConAgra, Inc.	3,812
900	IBP, Inc.	13,894
100	Keebler Foods Co.	3,710
100	McCormick & Co., Inc.	3,250
500	Nabisco Group Holdings Corp.	12,969
200	Nabisco Holdings Corp.	10,500
800	The Pepsi Bottling Group, Inc.	23,350
900	PepsiCo, Inc.	40,021
100	Suiza Foods Corp.*	4,887
500	SYSCO Corp.	21,049

		137,442

Shares	Description	Value

Common Stocks – (continued)

Forest – 0.9%
300	Georgia-Pacific Group	$ 7,875
200	International Paper Co.	5,963
200	Kimberly-Clark Corp.	11,475
100	Westvaco Corp.	2,481

		27,794

Grocery – 0.1%
100	Safeway, Inc.*	4,516

Heavy Electrical – 0.9%
100	American Power Conversion Corp.*	4,081
100	Cummins Engine Co., Inc.	2,725
300	Emerson Electric Co.	18,113
100	Rockwell International Corp.	3,150

		28,069

Home Products – 2.0%
100	Alberto-Culver Co. Class B	3,056
200	Avon Products, Inc.	8,895
100	Colgate-Palmolive Co.	5,990
100	The Gillette Co.	3,491
400	The Procter & Gamble Co.	22,912
900	Ralston-Ralston Purina Group	17,944

		62,288

Industrial Parts – 1.4%
100	Caterpillar, Inc.	3,385
400	Ingersoll-Rand Co.	16,100
100	Parker-Hannifin Corp.	3,425
200	Tecumseh Products Co.	7,637
100	Textron, Inc.	5,434
100	United Technologies Corp.	5,888

		41,869

Industrial Services – 0.6%
300	The Hertz Corp.	8,419
200	Interim Services, Inc.*	3,550
200	Robert Half International, Inc.*	5,700

		17,669

Information Services – 0.9%
100	Computer Sciences Corp.*	7,466
200	Electronic Data Systems Corp.	8,250
200	First Data Corp.	9,925
100	TeleTech Holdings, Inc.*	3,104

		28,745

Internet – 0.2%
100	3Com Corp.*	5,763

Leisure – 1.4%
400	Brunswick Corp.	6,625
600	Eastman Kodak Co.	35,700

		42,325

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE  SM LARGE CAP VALUE FUND

Shares	Description	Value

Common Stocks – (continued)

Life Insurance – 1.9%
400	American General Corp.	$ 24,400
300	CIGNA Corp.	28,050
200	Conseco, Inc.	1,950
100	Lincoln National Corp.	3,612

		58,012

Media – 4.9%
800	AT&T Corp.-Liberty Media Group*	19,400
200	Cox Communications, Inc.*	9,112
100	Fox Entertainment Group, Inc.*	3,038
100	General Motors Corp. Class H*	8,775
700	Infinity Broadcasting Corp.*	25,506
100	Time Warner, Inc.	7,603
100	TV Guide, Inc.*	3,425
200	USA Networks, Inc.*	4,325
108	Viacom, Inc. Class B*	7,364
1,600	The Walt Disney Co.	62,100

		150,648

Medical Products – 3.7%
300	Abbott Laboratories	13,369
100	Bausch & Lomb, Inc.	7,738
100	Baxter International, Inc.	7,031
800	Johnson & Johnson	81,524
100	Mallinckrodt, Inc.	4,341

		114,003

Medical Providers – 0.7%
200	HCA-The Healthcare Corp.	6,075
100	PacifiCare Health Systems, Inc.*	6,019
100	UnitedHealth Group, Inc.	8,575

		20,669

Mining – 0.8%
100	Alcan Aluminium Ltd.	3,100
412	Alcoa, Inc.	11,948
300	Nucor Corp.	9,956

		25,004

Motor Vehicle – 2.8%
409	Delphi Automotive Systems Corp.	5,956
700	Ford Motor Co.	30,100
700	General Motors Corp.	40,644
100	Johnson Controls, Inc.	5,131
100	Navistar International Corp.*	3,106
92	Visteon Corp.*	1,112

		86,049

Oil Refining – 0.6%
492	Conoco, Inc. Class B	12,084
300	USX-Marathon Group	7,519

		19,603

Shares	Description	Value

Common Stocks – (continued)

Oil Services – 0.5%
200	BJ Services Co.*	$ 12,500
100	Noble Drilling Corp.*	4,119

		16,619

Property Insurance – 5.3%
600	The Allstate Corp.	13,350
600	American International Group, Inc.	70,500
100	American National Insurance Co.	5,100
300	The Hartford Financial Services Group, Inc.	16,781
400	Loews Corp.	24,000
100	MBIA, Inc.	4,819
300	MGIC Investment Corp.	13,650
300	The PMI Group, Inc.	14,250

		162,450

Publishing – 0.7%
100	Knight-Ridder, Inc.	5,319
400	The New York Times Co.	15,800

		21,119

Railroads – 0.9%
600	Burlington Northern Santa Fe Corp.	13,762
500	Canadian National Railway Co.	14,594

		28,356

Restaurants – 0.7%
300	Brinker International, Inc.*	8,775
300	Darden Restaurants, Inc.	4,875
200	Tricon Global Restaurants, Inc.*	5,650
200	Wendy’s International, Inc.	3,562

		22,862

Security/Asset Management – 3.1%
100	AXA Financial, Inc.	3,397
200	Lehman Brothers Holdings, Inc.	18,913
200	Merrill Lynch & Co., Inc.	23,000
600	Morgan Stanley Dean Witter & Co.	49,950

		95,260

Semiconductors – 0.2%
100	Advanced Micro Devices, Inc.*	7,725

Specialty Retail – 0.8%
300	Barnes & Noble, Inc.*	6,675
100	Lowe’s Cos., Inc.	4,104
100	Tiffany & Co.	6,750
200	Zale Corp.*	7,300

		24,829

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE  SM LARGE CAP VALUE FUND
Statement of Investments (continued)
June 30, 2000 (Unaudited)
Shares	Description	Value

Common Stocks – (continued)

Telephone – 11.7%
2,335	AT&T Corp.	$ 73,844
1,000	BCE, Inc.	23,813
1,000	Bell Atlantic Corp.	50,813
1,300	BellSouth Corp.	55,412
100	Covad Communications Group, Inc.*	1,616
700	GTE Corp.	43,575
100	NEXTLINK Communications, Inc.*	3,794
1,921	SBC Communications, Inc.	83,083
200	Sprint Corp.	10,200
350	WorldCom, Inc.*	16,056

		362,206

Thrifts – 1.0%
600	Golden West Financial Corp.	24,487
200	Washington Mutual, Inc.	5,775

		30,262

Tobacco – 0.9%
700	Philip Morris Cos., Inc.	18,594
200	R.J. Reynolds Tobacco Holdings, Inc.	5,582
300	UST, Inc.	4,406

		28,582

TOTAL COMMON STOCKS
(Cost $3,244,389)		$ 3,141,268

TOTAL INVESTMENTS
(Cost $3,244,389)		$ 3,141,268

* Non-income producing security.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE  SM SMALL CAP EQUITY FUND
Shareholder Letter

Dear Shareholders:

We are pleased to report on the performance of the Goldman Sachs Variable Insurance Trust CORE Small Cap Equity Fund. This semiannual report covers the six-month period that ended June 30, 2000.

Market Review

The S&P 500 Index fell slightly during the six-month reporting period, but this relatively modest decline masks the volatile nature of the market. The first two and half months of the year were virtually a mirror image of the preceding six months. U.S. stocks were led by a fairly narrow band of technology issues, while most other sectors of the market languished. This occurred during a period of rapid economic growth, inflationary concerns, and the Federal Reserve Board aggressively raising interest rates in an attempt to cool off the economy.

However, high stock valuations and rising interest rates caused investors to abandon the technology-heavy NASDAQ in the middle of March. While other types of stocks were dragged down, technology issues experienced the brunt of the damage. At one point, the NASDAQ was down 37% from its peak, before rallying strongly in June. By the end of the reporting period the NASDAQ had fallen 27% from its high, while the S&P 500 Index was down roughly 5% from its peak.

The markets were more volatile than they had been in a number of years. For example, the daily high-low spread in the NASDAQ averaged 4.3% for the quarter, as compared with a long-term average of just over 1%—a figure that was exceeded every single day of the second quarter. In addition, the monthly return dispersion (the spread between the best- and worst-performing stocks) hit its highest level in over 23 years in June.

Performance Review

Over the six-month period that ended June 30, 2000 the Fund generated a 3.68% cumulative total return. Over the same time period the Fund’s benchmark, the Russell 2000 Index (with dividends reinvested) generated a 3.03% cumulative total return.

While the Fund was able to provide an excess return versus its benchmark, market volatility oftentimes limited the effectiveness of our themes. For example, Value, Momentum and Stability all produced positive returns among small-cap stocks in recent months. April’s returns were quite good for both Value and Momentum, and in May, Value and Stability boosted returns. However, Value’s returns were quite poor in June, but both Momentum and Stability had unusually good returns that month. The Fund’s investments in several sectors outperformed their peers in the index, most notably health care, technology, consumer services and commercial services. However, financial stocks in the Fund lagged other financial stocks.

Investment Objective

The Fund seeks long-term capital growth, primarily through a broadly diversified portfolio of equity securities of U.S. issuers with risk characteristics similar to those of the Russell 2000 Index.
GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE  SM SMALL CAP EQUITY FUND
Shareholder Letter (continued)

The portfolio employs a disciplined approach that combines fundamental investment research provided by Goldman, Sachs & Co.’s Global Investment Research Department and consensus opinions with quantitative analysis generated by the Asset Management Division’s proprietary model. This quantitative system evaluates each stock using many different criteria, including valuation measures, growth expectations, earnings momentum and risk profile. It also objectively analyzes the impact of current economic conditions on different types of stocks to determine where the emphasis should be placed. The portfolio construction process evaluates stocks based on their overall expected return and their contribution to portfolio risk. The final portfolio is the one that has the highest potential return for the targeted amount of risk.

Portfolio Composition

Top 10 Portfolio Holdings as of June 30, 2000*

Company	Line of Business	Percentage of Net Assets
Alpharma, Inc.	Drugs	0.8%
Cullen/Frost Bankers, Inc.	Banks	0.7
RGS Energy Group, Inc.	Electrical Utilities	0.7
Pulitzer, Inc.	Publishing	0.7
Silicon Valley Bancshares	Banks	0.6
Albemarle Corp.	Chemicals	0.6
Cousins Properties, Inc.	Equity REIT	0.6
Downey Financial Corp.	Thrifts	0.6
Centex Corp.	Construction	0.6
ADVO, Inc.	Information Services	0.6

* Opinions expressed in this report represent our present opinions only. Reference to individual securities should not be construed as a commitment that such securities will be retained in the Fund. From time to time, the Fund may change the individual securities it holds, the number or types of securities held and the markets in which it invests. References to individual securities do not constitute a recommendation to the investor to buy, hold or sell such securities. In addition, references to past performance of the Fund do not indicate future returns, which are not guaranteed and will vary. Furthermore, the value of shares of the Fund may fall as well as rise.

Outlook

To a large extent, the market’s returns were driven by relatively few stocks, and return dispersion (the difference between the best- and worst-performing stocks) remained quite high during the reporting period. Going forward, we continue to believe that cheaper stocks should outpace more expensive ones, good Momentum stocks should do better than poor Momentum stocks, lower-risk stocks should perform better than higher risk stocks, as should those favored by research analysts. As such, we anticipate remaining fully invested and expect that the value we add over time will be due to stock selection, as opposed to sector or size allocations.

We thank you for your investment and look forward to your continued confidence.

Goldman Sachs Quantitative Equity Management Team

July 17, 2000

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE  SM SMALL CAP EQUITY FUND
Statement of Investments
June 30, 2000 (Unaudited)

Shares	Description	Value

Common Stocks – 99.1%

Airlines – 0.5%
5,500	America West Holdings Corp. Class B*	$ 94,188
3,300	Frontier Airlines, Inc.*	47,231

		141,419

Alcohol – 0.2%
1,900	The Robert Mondavi Corp.*	58,306

Apparel – 0.9%
2,000	Justin Industries, Inc.	43,750
1,600	Kenneth Cole Productions, Inc.*	64,000
1,500	Phillips-Van Heusen Corp.	14,250
3,500	Skechers U.S.A., Inc.*	55,249
2,700	Springs Industries, Inc.	86,907

		264,156

Banks – 2.9%
2,100	Corus Bankshares, Inc.	55,519
8,500	Cullen/Frost Bankers, Inc.	223,427
2,900	East West Bancorp, Inc.	41,687
1,600	First United Bancshares, Inc.	24,300
8,900	Imperial Bancorp	139,062
25	NBT Bancorp, Inc.	267
1,000	Net.B@nk, Inc.*	12,438
4,100	OceanFirst Financial Corp.	75,594
2,000	Pacific Capital Bancorp	50,125
4,600	Silicon Valley Bancshares*	196,075
1,400	UMB Financial Corp.	45,937
1,400	United Community Financial Corp.	9,319

		873,750

Chemicals – 2.6%
9,100	Albemarle Corp.	179,725
2,200	Aptargroup, Inc.	59,400
4,200	Arch Chemicals, Inc.	91,875
2,500	Brady Corp.	81,250
1,700	Cytec Industries, Inc.*	41,969
3,100	The Dexter Corp.	148,716
4,600	The Lubrizol Corp.	96,476
5,000	Millennium Chemicals, Inc.	84,865

		784,276

Clothing – 1.3%
3,100	AnnTaylor Stores Corp.*	102,604
2,500	Hot Topic, Inc.*	79,933
5,100	The Neiman Marcus Group, Inc.*	150,631
7,400	Venator Group, Inc.*	75,650

		408,818

Computer Hardware – 3.4%
4,400	Advanced Digital Information Corp.*	70,125
1,200	Ancor Communications, Inc.*	42,886
1,700	Apex, Inc.*	74,329
1,100	Black Box Corp.*	87,060
900	Cylink Corp.*	15,051
600	Globix Corp.*	17,588
900	Identix, Inc.*	14,119

Shares	Description	Value

Common Stocks – (continued)

Computer Hardware – (continued)
3,200	Imation Corp.*	$ 94,000
3,900	InFocus Corp.*	125,531
4,400	Maxtor Corp.*	46,356
1,800	MIPS Technologies, Inc.*	76,452
900	Network Equipment Technologies, Inc.*	9,056
600	Procom Technology, Inc.*	30,996
500	Proxim, Inc.*	49,484
4,100	Quantum Corp.—Hard Disk Drive*	45,246
1,300	RadiSys Corp.*	73,775
500	SCM Microsystems, Inc.*	30,281
900	Secure Computing Corp.*	16,907
1,200	SoftNet Systems, Inc.*	11,550
2,100	Zebra Technologies Corp.*	93,056

		1,023,848

Computer Software – 6.6%
1,700	Actuate Corp.*	90,737
1,300	Advent Software, Inc.*	83,850
800	Allaire Corp.*	29,400
900	Aspen Technology, Inc.*	34,650
3,000	Avant! Corp.*	56,203
2,200	AVT Corp.*	16,225
1,100	Aware, Inc.*	56,208
3,300	CACI International, Inc.*	64,350
1,500	Clarus Corp.*	58,272
400	Click2learn.com, Inc.*	7,039
1,300	Documentum, Inc.*	116,187
500	Excalibur Technologies Corp.*	19,969
1,200	Exchange Applications, Inc.*	31,950
4,800	FileNET Corp.*	88,200
1,600	HNC Software, Inc.*	98,800
1,400	Hyperion Solutions Corp.*	45,413
3,300	IMRglobal Corp.*	43,017
1,000	Informatica Corp.*	81,910
1,100	Information Architects Corp.*	7,602
1,800	Intergraph Corp.*	13,613
300	Manhattan Associates, Inc.*	7,492
1,300	Manugistics Group, Inc.*	60,775
3,900	Mentor Graphics Corp.*	77,513
800	Mercator Software, Inc.*	54,978
2,100	Mercury Computer Systems, Inc.*	67,856
1,000	MicroStrategy, Inc.*	30,000
3,100	Midway Games, Inc.*	24,994
1,700	National Computer Systems, Inc.	83,725
100	NEON Systems, Inc.*	1,875
1,500	NetZero, Inc.*	7,788
1,100	New Era of Networks, Inc.*	46,720
1,400	Pharmacopeia, Inc.*	64,887
2,400	Progress Software Corp.*	43,050
2,000	Project Software & Development, Inc.*	36,000
1,900	Puma Technology, Inc.*	50,892
2,300	Radiant Systems, Inc.*	55,200
1,700	Remedy Corp.*	94,775
300	Retek, Inc.*	9,592
800	Sagent Technology, Inc.*	11,400
800	SVI Holdings, Inc.*	4,100

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE  SM SMALL CAP EQUITY FUND
Statement of Investments (continued)
June 30, 2000 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Computer Software – (continued)
2,500	Unigraphics Solutions, Inc.*	$ 48,750
900	Verity, Inc.*	34,200
1,200	WebTrends Corp.*	46,393

		2,006,550

Construction – 2.8%
7,200	Centex Corp.	169,006
2,700	D.R. Horton, Inc.	36,619
2,600	EMCOR Group, Inc.*	60,287
2,300	Integrated Electrical Services, Inc.*	11,788
2,600	Kaufman & Broad Home Corp.	51,513
5,900	Lennar Corp.	119,316
2,000	LNR Property Corp.	39,000
4,500	M.D.C. Holdings, Inc.	83,812
2,300	NCI Building Systems, Inc.*	46,575
1,800	NVR, Inc.*	102,600
2,000	Pulte Corp.	43,250
2,700	The Ryland Group, Inc.	59,737
2,400	Standard Pacific Corp.	24,000

		847,503

Consumer Durables – 0.6%
1,900	Applied Power, Inc.	63,650
4,200	Fedders Corp.	24,413
2,300	Salton, Inc.*	84,812

		172,875

Defense/Aerospace – 1.1%
2,400	Gencorp, Inc.	19,200
1,600	Moog, Inc.*	42,200
3,300	Precision Castparts Corp.	149,325
8,500	Stewart & Stevenson Services, Inc.	128,031

		338,756

Drugs – 6.9%
1,000	Albany Molecular Research, Inc.*	54,437
1,600	Allscripts, Inc.*	36,757
3,700	Alpharma, Inc.	230,325
4,100	AmeriSource Health Corp.*	126,989
5,033	Bindley Western Industries, Inc.	133,060
1,700	Biosite Diagnostics, Inc.*	81,873
2,600	Cambrex Corp.	117,000
3,200	Cell Genesys, Inc.*	89,513
1,500	ChiRex, Inc.*	30,000
1,000	Cubist Pharmaceuticals, Inc.*	49,223
3,800	Dura Pharmaceuticals, Inc.*	54,625
1,600	Emisphere Technologies, Inc.*	68,132
1,300	Enzon, Inc.*	55,215
1,500	Gene Logic, Inc.*	53,491
1,500	Genome Therapeutics Corp.*	45,616
3,700	Herbalife International, Inc.	32,375
1,800	ILEX Oncology, Inc.*	63,401
1,700	Immunomedics, Inc.*	41,604
700	Maxygen, Inc.*	39,717
1,900	Medicis Pharmaceutical Corp.*	108,300
600	Myriad Genetics, Inc.*	88,831

Shares	Description	Value

Common Stocks – (continued)

Drugs – (continued)
5,200	NBTY, Inc.*	$ 33,150
1,600	Neose Technologies, Inc.*	67,257
2,300	Noven Pharmaceuticals, Inc.*	69,082
7,500	Perrigo Co.*	47,344
1,386	Priority Healthcare Corp. Class B*	102,997
1,600	SuperGen, Inc.*	57,957
1,500	Syncor International Corp.*	108,000
800	Ventana Medical Systems, Inc.*	18,800

		2,105,071

Electrical Equipment – 7.1%
1,000	Advanced Energy Industries, Inc.*	58,937
1,200	Aeroflex, Inc.*	59,593
500	Anaren Microwave, Inc.*	65,604
700	Aurora Biosciences Corp.*	47,712
1,400	C-COR.net Corp.*	37,800
1,100	California Amplifier, Inc.*	50,295
1,300	Checkpoint Systems, Inc.*	9,750
600	Coherent, Inc.*	50,325
1,400	CyberOptics Corp.*	64,712
1,300	DSP Group, Inc.*	72,765
2,000	FEI Co.*	60,946
800	II-VI, Inc.*	38,678
2,600	InterDigital Communications Corp.*	43,063
1,600	Littelfuse, Inc.*	78,400
2,200	LTX Corp.*	76,862
1,700	Meade Instruments Corp.*	42,667
1,400	Methode Electronics, Inc.	54,075
2,300	MRV Communications, Inc.*	154,675
1,600	Nanometrics, Inc.*	65,857
1,000	Natural MicroSystems Corp.*	112,410
1,500	Netro Corp.*	86,022
1,200	Park Electrochemical Corp.	43,275
1,400	Photon Dynamics, Inc.*	104,525
2,000	Pinnacle Systems, Inc.*	44,969
2,300	Pioneer-Standard Electronics, Inc.	33,925
900	Plexus Corp.*	101,700
2,800	Primex Technologies, Inc.	61,600
2,500	Robotic Vision Systems, Inc.*	44,933
1,100	Rogers Corp.*	38,500
3,600	Sensormatic Electronics Corp.*	56,925
900	Thermedics, Inc.*	8,944
1,600	Three-Five Systems, Inc.*	94,357
400	Tollgrade Communications, Inc.*	52,989
800	Trimble Navigation Ltd.*	39,050
1,200	Vicor Corp.*	41,775
5,400	World Access, Inc.*	59,737

		2,158,352

Electrical Utilities – 1.9%
2,800	CMP Group, Inc.	82,075
5,000	El Paso Electric Co.*	55,938
4,200	Public Service Co. of New Mexico	64,837
9,800	RGS Energy Group, Inc.	218,050
3,800	The United Illuminating Co.	166,250

		587,150

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE  SM SMALL CAP EQUITY FUND

Shares	Description	Value

Common Stocks – (continued)

Energy Resources – 1.4%
4,600	Cross Timbers Oil Co.	$ 101,775
3,700	Patina Oil & Gas Corp.	76,675
4,300	Tom Brown, Inc.*	99,169
6,200	Vintage Petroleum, Inc.	139,887

		417,506

Entertainment – 0.3%
6,000	Handleman Co.*	75,000

Equity REIT – 5.2%
3,100	Alexandria Real Estate Equities, Inc.	106,369
4,800	Amli Residential Properties Trust	113,100
4,800	Camden Property Trust	140,870
3,700	CBL & Associates Properties, Inc.	92,269
4,500	Cousins Properties, Inc.	173,250
3,300	EastGroup Properties, Inc.	69,506
4,000	Kilroy Realty Corp.	103,642
4,800	Mid-America Apartment Communities, Inc.	115,200
4,500	Pacific Gulf Properties, Inc.	112,781
4,100	Prime Group Realty Trust	62,269
4,100	PS Business Parks, Inc.	98,400
5,900	Regency Realty Corp.	140,125
4,800	Shurgard Storage Centers, Inc.	108,000
3,100	Summit Properties, Inc.	65,100
3,000	Tanger Factory Outlet Centers, Inc.	70,500

		1,571,381

Financial Services – 1.6%
4,900	Advanta Corp.	59,719
5,800	AmeriCredit Corp.*	98,600
1,200	Arthur J. Gallagher & Co.	50,400
3,200	Credit Acceptance Corp.*	17,800
300	ePlus, Inc.*	7,923
4,500	Insignia Financial Group, Inc.*	45,000
4,050	Metris Cos., Inc.*	101,756
2,700	National Processing, Inc.*	33,750
1,200	NextCard, Inc.*	10,168
4,400	Security Capital Group, Inc.	74,800

		499,916

Food & Beverage – 1.6%
3,400	Agribrands International, Inc.*	142,587
5,700	Corn Products International, Inc.	151,050
4,600	Fleming Cos., Inc.	60,088
3,000	Pilgrim’s Pride Corp.	21,375
2,500	Suiza Foods Corp.*	122,187

		497,287

Forest Products – 1.5%
2,300	Chesapeake Corp.	68,138
1,800	Greif Bros. Corp.	55,350
11,100	Louisiana-Pacific Corp.	120,413
1,600	Rayonier, Inc.	57,400
4,000	Schweitzer-Mauduit International, Inc.	50,000
3,500	United Stationers, Inc.*	113,312

		464,613

Shares	Description	Value

Common Stocks – (continued)

Gas Utilities – 1.4%
1,400	California Water Services Group	$ 33,950
4,000	Cascade Natural Gas Corp.	66,750
4,400	Northwest Natural Gas Co.	98,450
3,900	Oneok, Inc.	101,156
3,200	South Jersey Industries, Inc.	83,200
2,200	UGI Corp.	45,100

		428,606

Grocery – 0.4%
3,500	The Great Atlantic & Pacific Tea Co., Inc.	58,188
1,700	Whole Foods Market, Inc.*	70,185

		128,373

Heavy Electrical – 1.6%
3,700	A.O. Smith Corp.	77,469
2,700	Anixter International, Inc.*	71,550
1,600	C&D Technologies, Inc.	90,400
2,000	Cable Design Technologies Corp.*	67,000
3,900	Cummins Engine Co., Inc.	106,169
2,800	Foster Wheeler Corp.	24,150
1,900	International FiberCom, Inc.*	48,450

		485,188

Heavy Machinery – 0.5%
4,400	Terex Corp.*	62,031
4,800	Trinity Industries, Inc.	88,800

		150,831

Home Products – 0.6%
3,100	Alberto-Culver Co. Class B	94,660
1,200	Block Drug Co., Inc.	50,775
3,800	Zomax, Inc.*	49,875

		195,310

Hotels – 0.6%
3,400	Argosy Gaming Co.*	48,875
7,600	Aztar Corp.*	117,800
2,700	Boyd Gaming Corp.*	15,019

		181,694

Industrial Parts – 3.1%
1,500	Applied Industrial Technologies, Inc.	24,562
1,600	Blount International, Inc.*	12,300
1,500	Brooks Automation, Inc.*	95,906
3,600	CompX International, Inc.	73,125
1,100	Cymer, Inc.*	52,525
3,500	Detroit Diesel Corp.	51,625
400	EMCORE Corp.*	47,989
3,900	ESCO Technologies, Inc.*	66,195
1,100	The Genlyte Group, Inc.*	23,169
6,300	Lennox International, Inc.	83,305
1,600	Nordson Corp.	80,957
6,100	The Timken Co.	113,612
2,900	The Toro Co.	95,519
2,600	Watts Industries, Inc.	32,825
4,000	York International Corp.	100,892

		954,506

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE  SM SMALL CAP EQUITY FUND
Statement of Investments (continued)
June 30, 2000 (Unaudited)
Shares	Description	Value

Common Stocks – (continued)

Industrial Services – 1.6%
1,700	Avis Rent A Car, Inc.*	$ 31,875
6,700	Dollar Thrifty Automotive Group, Inc.*	123,532
1	Gentiva Health Services, Inc.*	8
1,100	Heidrick & Struggles International, Inc.*	69,408
1,200	Learning Tree International, Inc.*	73,500
3,000	Rent-A-Center, Inc.*	67,500
4,700	Rollins Truck Leasing Corp.	32,606
4,000	United Rentals, Inc.*	68,392
1,100	The Wackenhut Corp.*	14,231

		481,052

Information Services – 4.8%
3,700	ACNielson Corp.*	81,300
4,000	ADVO, Inc.*	168,000
400	AGENCY.COM, Inc.*	7,114
900	Analysts International Corp.	8,381
1,200	BARRA, Inc.*	59,443
500	Cheap Tickets, Inc.*	5,987
1,100	Cognizant Technology Solutions Corp.*	36,506
1,400	CoStar Group, Inc.*	35,087
1,500	CTC Communications Group, Inc.*	54,000
900	CuraGen Corp.*	34,232
2,700	Data Broadcasting Corp.*	17,044
1,800	Diamond Technology Partners, Inc.*	158,400
2,400	F.Y.I., Inc.*	80,850
1,900	Fair Isaac & Co., Inc.	83,600
1,300	Forrester Research, Inc.*	94,656
1,600	infoUSA, Inc.*	10,400
731	MedQuist, Inc.*	24,854
700	Metricom, Inc.*	19,513
500	Modem Media, Inc.*	6,205
600	Multex.com, Inc.*	15,113
1,200	Nanogen, Inc.*	50,893
4,800	National Data Corp.	110,270
700	National Information Consortium, Inc.*	7,944
3,550	Pegasus Systems, Inc.*	38,606
400	PurchasePro.com, Inc.*	16,389
1,600	StarTek, Inc.*	80,600
4,000	Sylvan Learning Systems, Inc.*	54,892
5,800	Technology Solutions Co.*	35,887
2,200	Veritas DGC, Inc.*	57,200

		1,453,366

Internet – 3.8%
800	24/7 Media, Inc.*	12,500
600	About.com, Inc.*	18,900
600	Active Software, Inc.*	46,596
1	Akamai Technologies, Inc.*	119
1,200	AppNet, Inc.*	43,168
900	Ask Jeeves, Inc.*	16,232
1,100	Axent Technologies, Inc.*	27,294
1,100	Be Free, Inc.*	9,870
1,100	Broadbase Software, Inc.*	$33,658
400	CareInsite, Inc.*	7,139

Shares	Description	Value

Common Stocks – (continued)

Internet – (continued)
800	CyberSource Corp.*	$ 11,028
1,400	Digital Courier Technologies, Inc.*	8,887
2,100	Digital Island*	102,056
1,000	Digital River, Inc.*	7,688
600	F5 Networks, Inc.*	32,721
900	Go2Net, Inc.*	45,281
1,000	GoTo.com, Inc.*	15,286
1,500	High Speed Access Corp.*	9,803
400	iBasis, Inc.*	17,214
800	IDT Corp.*	27,150
2,000	Intertrust Technologies Corp.*	41,071
600	Interwoven, Inc.*	65,974
600	IntraNet Solutions, Inc.*	23,009
600	Intraware, Inc.*	9,638
1,000	iVillage, Inc.*	8,438
1,500	iXl Enterprises, Inc.*	21,710
800	Juno Online Services, Inc.*	8,578
1,400	LookSmart, Ltd.	25,862
1,800	Mail.com, Inc.*	10,189
400	MapQuest.com, Inc.*	6,614
700	Marimba, Inc.*	9,737
200	MatrixOne, Inc.*	8,120
500	Media Metrix, Inc.*	12,705
500	Mediaplex, Inc.*	9,643
1,300	NBC Internet, Inc.*	16,250
600	Net Perceptions, Inc.*	9,525
600	Netegrity, Inc.*	45,171
500	Netopia, Inc.*	20,125
800	Network Access Solutions Corp.*	7,628
400	Niku Corp.*	13,489
200	Nuance Communications, Inc.*	16,657
1,000	OneMain.com, Inc.*	11,250
1,300	Open Market, Inc.*	17,956
700	Ramp Networks, Inc.*	8,294
1,000	Rare Medium Group, Inc.*	15,813
500	Razorfish, Inc.*	8,031
2,100	Rhythms NetConnections, Inc.*	26,325
800	SportsLine.com, Inc.*	13,650
600	Spyglass, Inc.*	18,788
1,300	StarMedia, Network Inc.*	24,502
800	Ticketmaster Online-CitySearch, Inc Class B*	12,728
700	Travelocity.com, Inc.*	11,463
500	Tut Systems, Inc.*	28,687
500	Universal Access, Inc.*	12,237
1,300	Viant Corp.*	38,477
500	WorldGate Communications, Inc.*	8,875

		1,139,799

Leisure – 1.4%
2,600	Dover Downs Entertainment, Inc.	36,400
4,500	GTECH Holdings Corp.*	102,093
1,300	Harman International Industries, Inc.	79,300
3,600	JAKKS Pacific, Inc.*	53,100
1,700	Pinnacle Entertainment, Inc.*	33,044

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE  SM SMALL CAP EQUITY FUND

Shares	Description	Value

Common Stocks – (continued)

Leisure – (continued)
1,700	SCP Pool Corp.*	$ 39,950
3,800	Station Casinos, Inc.*	95,000

		438,887

Life Insurance – 0.1%
600	National Western Life Insurance Co.*	43,200

Media – 0.8%
3,000	Citadel Communications Corp.*	104,732
3,000	Media General, Inc.	145,606

		250,338

Medical Products – 2.5%
1,900	Arrow International, Inc.	63,650
1,200	ArthroCare Corp.*	63,868
1,700	Bacou USA, Inc.*	34,000
2,400	The Cooper Cos., Inc.	87,300
3,100	Diagnostic Products Corp.	99,200
1,400	Haemonetics Corp.*	29,400
2,100	Mentor Corp.	57,094
7,900	Owens & Minor, Inc.	135,781
4,200	Respironics, Inc.*	75,600
1,400	Varian Medical Systems, Inc.	54,775
1,500	Zoll Medical Corp.*	73,459

		774,127

Medical Providers – 1.3%
2,600	AmeriPath, Inc.*	23,075
3,600	Apria Healthcare Group, Inc.*	44,100
1,400	Laboratory Corp. of America Holdings	107,937
10,200	Omnicare, Inc.	92,162
1,500	Province Healthcare Co.*	54,147
3,500	Triad Hospitals, Inc.*	84,562

		405,983

Mining – 1.9%
1,800	Arch Coal, Inc.	13,838
4,000	Centex Construction Products, Inc.	90,750
3,000	Commercial Metals Co.	82,500
3,400	CONSOL Energy, Inc.	51,425
3,000	Mueller Industries, Inc.*	84,000
3,300	National Steel Corp. Class B	13,819
2,100	Quanex Corp.	31,237
2,400	Reliance Steel & Aluminum Corp.	45,900
5,100	RTI International Metals, Inc.*	57,875
1,400	Texas Industries, Inc.	40,425
6,000	USEC, Inc.	27,750
2,400	Worthington Industries, Inc.	25,200

		564,719

Motor Vehicle – 0.9%
2,703	Dura Automotive Systems, Inc.*	29,237
6,300	Lear Corp.*	125,830
1,500	Superior Industries International, Inc.	38,625
2,400	Tower Automotive, Inc.*	30,000
3,200	Winnebago Industries, Inc.	41,800

		265,492

Shares	Description	Value

Common Stocks – (continued)

Oil Refining – 0.3%
3,700	Western Gas Resources, Inc.	$ 77,700

Oil Services – 1.0%
3,200	Atwood Oceanics, Inc.*	142,000
6,000	Parker Drilling Co.*	37,125
2,300	Patterson Energy, Inc.*	65,550
1,300	UTI Energy Corp.*	52,162

		296,837

Property Insurance – 1.5%
5,600	Fidelity National Financial, Inc.	102,550
3,900	First American Financial Corp.	55,819
4,000	LandAmerica Financial Group, Inc.	91,750
2,400	Leucadia National Corp.	54,750
1,700	The Midland Co.	41,650
1,400	PMA Capital Corp.	26,600
1,900	RLI Corp.	66,025
1,500	Stewart Information Services Corp.*	21,937

		461,081

Publishing – 1.3%
2,400	The McClatchy Co.	79,435
4,200	Paxar Corp.*	50,137
4,900	Pulitzer, Inc.	206,719
4,500	The Standard Register Co.	64,125

		400,416

Restaurants – 1.0%
2,000	Buffets, Inc.*	25,375
1,900	CEC Entertainment, Inc.*	48,687
2,000	Papa John’s International, Inc.*	49,000
3,400	RARE Hospitality International, Inc.*	96,050
5,200	Ruby Tuesday, Inc.	65,325
2,100	Ryan’s Family Steak Houses, Inc.*	17,719

		302,156

Security/Asset Management – 2.5%
3,000	Affiliated Managers Group, Inc.*	136,500
3,100	BlackRock, Inc.*	89,816
900	Donaldson, Lufkin & Jenrette, Inc- DLJdirect*	6,388
2,200	Jefferies Group, Inc.	44,413
2,800	The John Nuveen Co.	117,425
2,900	National Discount Brokers Group, Inc.*	92,438
5,200	Raymond James Financial, Inc.	117,000
2,510	Southwest Securities Group, Inc.	93,497
3,200	Tucker Anthony Sutro Corp.	57,514

		754,991

Semiconductors – 4.2%
1,500	Actel Corp.*	68,397
3,000	Alliance Semiconductor Corp.*	73,688
2,000	ANADIGICS, Inc.*	68,125
2,100	Asyst Technologies, Inc.*	71,925
1,400	Cohu, Inc.	37,756
1,700	Electro Scientific Industries, Inc.*	74,853

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE  SM SMALL CAP EQUITY FUND
Statement of Investments (continued)
June 30, 2000 (Unaudited)
Shares	Description	Value

Common Stocks – (continued)

Semiconductors – (continued)
1,900	ESS Technology, Inc.*	$ 27,550
1,400	Exar Corp.*	122,062
1,300	General Semiconductor, Inc.*	19,175
2,200	Integrated Silicon Solution, Inc.*	83,541
2,200	Kent Electronics Corp.*	65,588
1,500	Kulicke & Soffa Industries, Inc.*	89,063
1,100	PRI Automation, Inc.*	71,900
1,400	Rainbow Technologies, Inc.*	68,037
1,900	REMEC, Inc.*	79,511
4,400	Silicon Valley Group, Inc.*	113,850
1,100	SIPEX Corp.*	30,456
1,100	TelCom Semiconductor, Inc.*	44,039
1,300	Varian Semiconductor Equipment Associates, Inc.*	81,656

		1,291,172

Specialty Retail – 3.0%
3,100	Bandag, Inc.	75,175
4,500	Barnes & Noble, Inc.*	100,003
700	barnesandnoble.com, Inc.*	4,572
4,000	Borders Group, Inc.*	62,250
2,300	eToys, Inc.*	14,528
3,900	Genesco, Inc.*	62,644
1,400	Hollywood Entertainment Corp.	11,025
700	Hollywood.com, Inc.*	5,406
3,300	InterTAN, Inc.*	38,775
2,400	Michaels Stores, Inc.*	109,950
5,600	OfficeMax, Inc.*	28,000
3,800	PETCO Animal Supplies, Inc.*	74,575
1,400	PolyMedica Corp.*	60,512
1,800	School Specialty, Inc.*	33,413
5,500	Spiegel, Inc.*	46,750
1,300	Stamps.com, Inc.*	9,471
3,700	Systemax, Inc.*	14,338
800	Ventro Corp.*	15,078
1,800	Whitehall Jewellers, Inc.*	33,525
2,900	Zale Corp.*	105,772

		905,762

Telephone – 2.0%
1,300	Adelphia Business Solutions, Inc.*	30,109
3,300	Allied Riser Communications Corp.*	46,523
700	Commonwealth Telephone Enterprises, Inc.*	32,944
3,900	COMSAT Corp.	91,545
2,300	e.spire Communications, Inc.*	15,525
1,800	Electric Lightwave, Inc.*	33,637
1,600	Intermedia Communications, Inc.*	47,600
2,000	ITC DeltaCom, Inc.*	44,571
300	ITXC Corp.*	10,614
1,400	MGC Communications, Inc.*	83,875
500	Net2000 Communications, Inc.*	8,174
500	Network Plus Corp.*	7,080
1,800	Primus Telecommunications Group, Inc.*	44,775
2,300	TALK.com, Inc.*	13,369
2,700	U.S. LEC Corp.*	45,900
1,900	Viatel, Inc.*	54,217

		610,458

Shares	Description	Value

Common Stocks – (continued)

Thrifts – 2.3%
5,900	Astoria Financial Corp.	$ 151,766
4,600	Bank United Corp.	161,738
3,600	Bay View Capital Corp.	35,325
5,300	Capitol Federal Financial	58,631
5,900	Downey Financial Corp.	171,100
2,200	Richmond County Financial Corp.	42,075
4,600	Staten Island Bancorp, Inc.	81,075

		701,710

Tobacco – 0.2%
3,500	Universal Corp.	73,938

Truck Freight – 1.0%
5,600	American Freightways Corp.*	81,200
2,000	Roadway Express, Inc.	46,875
3,000	USFreightways Corp.	73,687
5,900	Yellow Corp.*	87,025

		288,787

Wireless – 1.1%
2,400	Adaptive Broadband Corp.*	88,200
3,400	Audiovox Corp.*	74,921
1,900	Leap Wireless International, Inc.*	89,300
775	VoiceStream Wireless Corp.*	90,130

		342,551

TOTAL COMMON STOCKS
(Cost $29,255,424)		$30,145,563

Principal Amount	Interest Rate	Maturity Date	Value

Repurchase Agreement – 9.9%

Joint Repurchase Agreement Account II
$3,000,000	6.87%	07/03/2000	$ 3,000,000

TOTAL REPURCHASE AGREEMENT
(Cost $3,000,000)			$ 3,000,000

TOTAL INVESTMENTS
(Cost $32,255,424)			$33,145,563

*	Non-income producing security.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.
The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CAPITAL GROWTH FUND
Shareholder Letter

Dear Shareholders,

We are pleased to report on the performance of the Goldman Sachs Variable Insurance Trust Capital Growth Fund. This semiannual report covers the six-month period that ended June 30, 2000.

Market Review

The U.S. market experienced significant volatility during the reporting period, with the S&P 500 Index moving forward during much of the first quarter, then falling from mid-March through May, only to stage an impressive rebound in June. Mid and small cap stocks also fluctuated sharply during the period. The market experienced its heavy volatility in the Technology and Internet sectors, as these stocks fell from recent highs, triggered by the Federal Government’s announcement that it intended to pursue a break-up of Microsoft. In April and May investors were also wary of interest rate increases from the Federal Reserve Board (the “Fed”), and concerns over a general slowdown in the economy. However, the Fed left rates unchanged at the end of June, helping to trigger the rebound. Technology and Internet stocks, in particular, generated solid performance in June, although the NASDAQ ended the second quarter down 13.27%.

Performance Review

Over the six-month period that ended June 30, 2000, the Fund generated a 2.07% cumulative total return. Over the same time period the Fund’s benchmark, the Standard & Poor’s 500 Index (with dividends reinvested) generated a -0.42% cumulative total return.

The Fund’s outperformance was primarily attributable to stock selection and sector allocation. In particular, our overweight in the Consumer Staples and underweight in the Technology sector boosted results during this very volatile period in the financial markets. While the Fund wasn’t immune to the steep decline in technology stocks that occurred during the period, its holdings in the semiconductor industry performed relatively well, due to ongoing robust demand.

Investment Objective

The Fund seeks long-term capital growth, primarily through investments in a diversified portfolio of companies strategically poised for long-term growth.
GOLDMAN SACHS VARIABLE INSURANCE TRUST CAPITAL GROWTH FUND
Shareholder Letter (continued)

Portfolio Composition

Top 10 Portfolio Holdings as of June 30, 2000*

Company	Line of Business	Percentage of Net Assets
SPDR Trust ADR Series 1	Other	4.5%
General Electric Co.	Conglomerate	4.3
Intel Corp.	Semiconductors	4.1
Cisco Systems, Inc.	Computer Hardware	3.6
Microsoft Corp.	Computer Software	3.4
Pfizer, Inc.	Drugs	3.3
Exxon Mobil Corp.	Energy Resources	2.3
Bristol Myers Squibb Co.	Drugs	2.1
Wal Mart Stores, Inc.	Department Store	2.0
Oracle Corp.	Computer Software	1.9

* Opinions expressed in this report represent our present opinions only. Reference to individual securities should not be construed as a commitment that such securities will be retained in the Fund. From time to time, the Fund may change the individual securities it holds, the number or types of securities held and the markets in which it invests. References to individual securities do not constitute a recommendation to the investor to buy, hold or sell such securities. In addition, references to past performance of the Fund do not indicate future returns, which are not guaranteed and will vary. Furthermore, the value of shares of the Fund may fall as well as rise.

Outlook

While we neither make nor rely on economic forecasts to make investment decisions, we are generally bullish on the U.S. economy. Over the last decade, global communication has increased, due to significant technological advances and a generally peaceful world political environment. We believe that this trend, combined with favorable demographic trends, will benefit U.S. companies over the long term. More fundamentally, though, we continue to focus on the core business characteristics which provide a foundation for long-term growth, such as strength of franchise, quality of management, and free cash flow, along with favorable demographic trends. We believe that the enduring competitive advantage of the companies we own, based on the criteria mentioned above, may even withstand an uncertain market environment.

We thank you for your investment and look forward to your continued confidence.

Goldman Sachs Growth Equity Management Team

July 17, 2000

GOLDMAN SACHS VARIABLE INSURANCE TRUST CAPITAL GROWTH FUND
Statement of Investments
June 30, 2000 (Unaudited)
Shares	Description	Value

Common Stocks – 97.1%

Banks – 4.4%
1,700	Bank of America Corp.	$ 73,100
900	The Bank of New York Co., Inc.	41,850
450	The Chase Manhattan Corp.	20,728
4,225	Citigroup, Inc.	254,557
1,700	State Street Corp.	180,306
1,800	Wells Fargo & Co.	69,750

		640,291

Chemicals – 1.3%
1,200	The Dow Chemical Co.	36,225
1,867	E.I. du Pont de Nemours & Co.	81,681
900	Minnesota Mining & Manufacturing Co.	74,250

		192,156

Computer Hardware – 8.1%
8,100	Cisco Systems, Inc.*	514,856
2,900	Dell Computer Corp.*	143,006
2,700	EMC Corp.*	207,731
700	Hewlett-Packard Co.	87,413
400	Network Appliance, Inc.*	32,200
2,000	Sun Microsystems, Inc.*	181,875
500	Xerox Corp.	10,375

		1,177,456

Computer Software – 7.2%
400	CheckFree Holdings Corp.*	20,625
300	Gemstar International Group Ltd.*	18,436
1,700	International Business Machines, Inc.	186,256
6,100	Microsoft Corp.*	488,000
3,300	Oracle Corp.*	277,407
400	VERITAS Software Corp.*	45,206

		1,035,930

Conglomerate – 4.3%
11,600	General Electric Co.	614,800

Defense/Aerospace – 0.1%
400	Honeywell International, Inc.	13,475

Department Store – 2.0%
4,900	Wal-Mart Stores, Inc.	282,362

Drugs – 9.1%
1,500	American Home Products Corp.	88,125
1,200	Amgen, Inc.*	84,300
5,200	Bristol-Myers Squibb Co.	302,900
1,400	Eli Lilly & Co.	139,825
1,800	Merck & Co., Inc.	137,925
9,875	Pfizer, Inc.	474,000
1,800	Schering-Plough Corp.	90,900

		1,317,975

Electrical Equipment – 5.0%
266	Agilent Technologies, Inc.*	19,618
500	Corning, Inc.	134,937

Shares	Description	Value

Common Stocks – (continued)

Electrical Equipment – (continued)
3,090	Lucent Technologies, Inc.	$ 183,082
1,561	Motorola, Inc.	45,367
3,900	Nortel Networks Corp.	266,175
1,180	QUALCOMM, Inc.*	70,800

		719,979

Electrical Utilities – 1.4%
3,700	The AES Corp.*	168,812
300	Duke Energy Corp.	16,913
700	The Southern Co.	16,319

		202,044

Energy Resources – 4.2%
800	Chevron Corp.	67,850
700	Enron Corp.	45,150
4,192	Exxon Mobil Corp.	329,072
2,500	Royal Dutch Petroleum Co. ADR	153,906
300	Unocal Corp.	9,938

		605,916

Environmental Services – 0.1%
700	Waste Management, Inc.	13,300

Financial Services – 2.9%
3,600	Federal Home Loan Mortgage Corp.	145,800
2,700	Federal National Mortgage Assoc.	140,906
4,700	MBNA Corp.	127,488

		414,194

Food & Beverage – 2.6%
2,700	The Coca-Cola Co.	155,081
2,900	Nabisco Group Holdings Corp.	75,219
2,700	PepsiCo, Inc.	119,981
400	Wm. Wrigley Jr. Co.	32,075

		382,356

Forest Products – 0.5%
800	International Paper Co.	23,850
400	Kimberly-Clark Corp.	22,950
500	Weyerhaeuser Co.	21,500

		68,300

Heavy Electrical – 0.1%
200	Emerson Electric Co.	12,075

Home Products – 2.9%
1,500	Avon Products, Inc.	66,750
3,000	Colgate-Palmolive Co.	179,625
2,800	Energizer Holdings, Inc.*	51,100
800	The Gillette Co.	27,950
900	The Procter & Gamble Co.	51,525
2,000	Ralston-Ralston Purina Group	39,875

		416,825

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS VARIABLE INSURANCE TRUST CAPITAL GROWTH FUND
Statement of Investments (continued)
June 30, 2000 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Hotels – 1.7%
4,100	Harrah’s Entertainment, Inc.*	$ 85,844
2,200	Marriott International, Inc.	79,337
2,400	Starwood Hotels & Resorts Worldwide, Inc.	78,150

		243,331

Industrial Parts – 0.6%
1,200	Tyco International Ltd.	56,850
400	United Technologies Corp.	23,550

		80,400

Information Services – 2.0%
800	Automatic Data Processing, Inc.	42,850
3,000	Cendant Corp.*	42,000
2,800	First Data Corp.	138,950
1,600	Valassis Communications, Inc.*	61,000

		284,800

Internet – 2.0%
1,800	America Online, Inc.*	94,950
400	DoubleClick, Inc.*	15,250
200	E.piphany, Inc.*	21,437
600	S1 Corp.*	13,988
538	VeriSign, Inc.*	94,869
400	Yahoo!, Inc.*	49,550

		290,044

Life Insurance – 1.0%
5,900	MetLife, Inc.*	124,269
700	Nationwide Financial Services, Inc.	23,012

		147,281

Media – 6.9%
4,200	A.H. Belo Corp.	72,712
800	AMFM, Inc.*	55,200
6,100	AT&T Corp.-Liberty Media Group*	147,925
500	Cablevision Systems Corp.*	33,938
900	Comcast Corp.	36,450
600	EchoStar Communications Corp.*	19,866
700	Gannett Co., Inc.	41,869
810	General Motors Corp. Class H*	71,077
3,000	Infinity Broadcasting Corp.*	109,312
2,700	Time Warner, Inc.	205,200
500	Tribune Co.	17,500
2,378	Viacom, Inc. Class B*	162,150
800	The Walt Disney Co.	31,050

		1,004,249

Medical Products – 0.6%
800	Johnson & Johnson	81,500

Mining – 0.2%
800	Alcoa, Inc.	23,200

Shares	Description	Value

Common Stocks – (continued)

Motor Vehicle – 0.7%
1,500	Ford Motor Co.	$ 64,500
602	General Motors Corp.	34,954
183	Visteon Corp.*	2,222

		101,676

Oil Refining – 0.2%
500	Texaco, Inc.	26,625

Oil Services – 1.2%
2,300	Schlumberger Ltd.	171,638

Other – 4.4%
4,425	SPDR Trust ADR Series 1	642,870

Property Insurance – 2.0%
1,600	AMBAC Financial Group, Inc.	87,700
1,747	American International Group, Inc.	205,272

		292,972

Publishing – 0.5%
1,700	The New York Times Co.	67,150

Restaurants – 0.7%
3,300	McDonald’s Corp.	108,694

Security/Asset Management – 0.9%
2,650	The Charles Schwab Corp.	89,106
400	Merrill Lynch & Co., Inc.	46,000

		135,106

Semiconductors – 6.5%
400	Analog Devices, Inc.*	30,400
600	Applied Materials, Inc.*	54,375
170	E-Tek Dynamics, Inc.	44,848
4,400	Intel Corp.	588,225
200	JDS Uniphase Corp.*	23,975
300	Maxim Integrated Products, Inc.*	20,381
100	PMC-Sierra, Inc.*	17,769
1,900	Texas Instruments, Inc.	130,506
400	Xilinx, Inc.*	33,025

		943,504

Specialty Retail – 2.1%
700	CVS Corp.	28,000
2,550	The Home Depot, Inc.	127,341
500	RadioShack Corp.	23,687
3,700	Walgreen Co.	119,094

		298,122

Telephone – 4.3%
2,185	AT&T Corp.	69,101
2,400	GTE Corp.	149,400
4,100	SBC Communications, Inc.	177,325
1,700	Sprint Corp.	86,700
3,150	WorldCom, Inc.*	144,506

		627,032

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS VARIABLE INSURANCE TRUST CAPITAL GROWTH FUND

Shares	Description	Value

Common Stocks – (continued)

Tobacco – 0.7%
3,900	Philip Morris Cos., Inc.	$ 103,594

Wireless – 1.7%
3,000	Crown Castle International Corp.*	109,500
1,400	Sprint Corp. (PCS Group)*	83,300
1,200	Vodafone AirTouch PLC ADR	49,725

		242,525

TOTAL COMMON STOCKS
(Cost $12,625,566)		$ 14,025,747

Principal Amount	Interest Rate	Maturity Date	Value

Repurchase Agreement – 4.2%

Joint Repurchase Agreement Account II
$ 600,000	6.87%	07/03/2000	$ 600,000

TOTAL REPURCHASE AGREEMENT
(Cost $600,000)			$ 600,000

TOTAL INVESTMENTS
(Cost $13,225,566)			$14,625,747

* Non-income producing security.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Investment Abbreviation:

ADR—American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND
Shareholder Letter

Dear Shareholders:

We are pleased to report on the performance of the Goldman Sachs Variable Insurance Trust Mid Cap Value Fund. This semiannual report covers the six-month period that ended June 30, 2000.

Market Review

The first half of 2000 was characterized by significant volatility in the U.S. market. The sharp swings in the valuations of NASDAQ stocks, particularly in March, April and May, favored value-oriented portfolios, which performed very well versus more growth-oriented strategies. However, this trend was reversed in June. Indications that the U.S. economy was slowing and an easing of concerns over future Federal Reserve Board (the “Fed”) interest rate hikes fueled the strong recovery in growth stocks, particularly technology issues.

Individual stock volatility has also been quite pronounced. The marketplace has been intolerant and unforgiving of negative surprises. Moreover, investors have become more selective in highly valued sectors, and have increasingly focused on industry leaders. This is particularly apparent in the technology sector, where increased suspicion of profitless prosperity, especially in dot.com retailers, has put downward pressure on many technology stocks. We believe our research based approach, with its emphasis on frequent contact with company management teams and detailed analysis of company financials, is well-suited for this environment.

Performance Review

Over the six-month period that ended June 30, 2000, the Fund generated a 3.92% cumulative total return. Over the same time period, the Fund’s benchmark, the Russell Midcap Value Index (with dividends reinvested) generated a 5.12% cumulative total return. The Fund generated strong returns from many of its technology stocks, particularly computer hardware and software companies. On the other hand, rising interest rates and concerns over loan activity hurt the performance of several of our stocks in the financial sector.

Investment Objective

The Fund seeks long-term capital appreciation, primarily through equity securities of mid-cap companies with public stock market capitalizations between $300 million and $15 billion at the time of investment.

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

Portfolio Composition

Top 10 Portfolio Holdings as of June 30, 2000*

Company	Line of Business	Percentage of Net Assets
Republic Services, Inc.	Environmental Services	2.2%
Everest Re Group Ltd.	Property Insurance	2.0
Mid Cap SPDR Trust ADR Series 1	Other	2.0
Northeast Utilities	Electrical Utilities	1.9
The Bear Stearns Cos., Inc.	Security/Asset Management	1.9
Ingram Micro, Inc.	Computer Hardware	1.9
Pacific Century Financial Corp.	Banks	1.7
Old Republic International Corp.	Property Insurance	1.7
Potash Corp. of Saskatchewan, Inc.	Chemicals	1.7
CBRL Group, Inc.	Restaurants	1.7

* Opinions expressed in this report represent our present opinions only. Reference to individual securities should not be construed as a commitment that such securities will be retained in the Fund. From time to time, the Fund may change the individual securities it holds, the number or types of securities held and the markets in which it invests. References to individual securities do not constitute a recommendation to the investor to buy, hold or sell such securities. In addition, references to past performance of the Fund do not indicate future returns, which are not guaranteed and will vary. Furthermore, the value of shares of the Fund may fall as well as rise.

Outlook

Recent signs of slower economic growth in the U.S. suggest a decreased likelihood of significant tightening by the Fed for the remainder of the year. Reasonable growth in the U.S., stronger demand growth outside of the U.S. (particularly in Asia), and a moderation in energy prices would be a combination of factors which would be quite beneficial to many of the traditional industrial and financial companies in the Fund. We expect to continue focusing our investments in firms that use information-based tools to improve their cost positions, distribution to customers, product development, or raw material costs. In addition, we believe that many “old economy” companies will prove to be extremely rewarding investments as they use new tools to drive shareholder value and create increasing competitive distance from others in their industry.

We thank you for your investment and look forward to your continued confidence.

Goldman Sachs Value Portfolio Management Team

July 17, 2000

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND
Statement of Investments
June 30, 2000 (Unaudited)
Shares	Description	Value

Common Stocks – 88.9%

Apparel – 1.3%
12,400	NIKE, Inc. Class B	$ 493,675

Banks – 3.6%
15,200	The Colonial BancGroup, Inc.	146,300
7,000	Comerica, Inc.	314,125
45,000	Pacific Century Financial Corp.	658,125
13,800	UnionBanCal Corp.	256,162

		1,374,712

Chemicals – 4.0%
32,300	IMC Global, Inc.	419,900
27,600	Millennium Chemicals, Inc.	469,200
11,700	Potash Corp. of Saskatchewan, Inc.	645,694

		1,534,794

Clothing – 1.3%
28,300	Ross Stores, Inc.	482,869

Computer Hardware – 4.0%
6,600	Diebold, Inc.	183,975
40,700	Ingram Micro, Inc.*	709,706
14,600	Tech Data Corp.*	636,013

		1,529,694

Computer Software – 1.3%
14,400	Mentor Graphics Corp.*	286,200
5,700	Synopsys, Inc.*	197,006

		483,206

Construction – 0.3%
8,300	D.R. Horton, Inc.	112,569

Consumer Durables – 0.6%
9,200	Herman Miller, Inc.	238,050

Defense/Aerospace – 1.0%
5,900	Northrop Grumman Corp.	390,875

Department Store – 0.7%
7,700	Federated Department Stores, Inc.*	259,875

Electrical Utilities – 11.3%
15,600	DTE Energy Co.	476,775
22,100	Energy East Corp.	421,281
17,700	Entergy Corp.	481,219
8,200	FPL Group, Inc.	405,900
34,000	Northeast Utilities	739,500
37,000	Public Service Co. of New Mexico	571,187
9,000	Reliant Energy, Inc.	266,063
20,200	SCANA Corp.	487,325
12,500	Unicom Corp.	483,594

		4,332,844

Shares	Description	Value

Common Stocks – (continued)

Energy Resources – 2.4%
8,800	Burlington Resources, Inc.	$ 336,600
9,900	Ocean Energy, Inc.*	140,456
20,300	Union Pacific Resources Group, Inc.	446,600

		923,656

Environmental Services – 2.2%
52,400	Republic Services, Inc.*	838,400

Equity REIT – 7.4%
4,800	AvalonBay Communities, Inc.	200,400
8,000	Boston Properties, Inc.	309,000
16,400	Duke-Weeks Realty Corp.	366,950
6,500	Equity Office Properties Trust	179,156
3,900	Equity Residential Properties Trust	179,400
10,000	Health Care Property Investors, Inc.	272,500
19,900	Public Storage, Inc.	466,406
4,900	Spieker Properties, Inc.	225,400
34,100	Trizec Hahn Corp.	609,538

		2,808,750

Financial Services – 0.6%
7,789	Waddell & Reed Financial, Inc. Class B	226,368

Food & Beverage – 3.3%
49,995	Archer-Daniels-Midland Co.	490,576
23,000	Fleming Cos., Inc.	300,437
13,800	International Home Foods, Inc.*	288,938
7,600	Nabisco Group Holdings Corp.	197,125

		1,277,076

Forest Products – 2.8%
12,500	Fort James Corp.	289,063
22,800	Georgia-Pacific Corp. (Timber Group)	493,050
10,600	Smurfit-Stone Container Corp.*	136,475
6,900	Sonoco Products Co.	141,881

		1,060,469

Gas Utilities – 1.0%
16,500	LG&E Energy Corp.	393,937

Heavy Electrical – 1.0%
16,700	UCAR International, Inc.*	218,144
23,200	UNOVA, Inc.*	169,650

		387,794

Heavy Machinery – 1.0%
10,300	Deere & Co.	381,100

Hotels – 0.8%
9,000	Starwood Hotels & Resorts Worldwide, Inc.	293,063

Industrial Parts – 0.9%
9,900	Parker-Hannifin Corp.	339,075

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

Shares	Description	Value

Common Stocks – (continued)

Information Services – 1.9%
4,400	Convergys Corp.*	$ 228,250
8,500	The Dun & Bradstreet Corp.	243,313
27,500	Modis Professional Services, Inc.*	244,062

		715,625

Media – 2.5%
23,400	A.H. Belo Corp.	405,112
11,200	Media General, Inc.	543,900

		949,012

Medical Providers – 4.1%
7,800	Aetna, Inc.	500,662
15,500	Health Management Associates, Inc.*	202,469
53,600	Manor Care, Inc.	375,200
18,200	Tenet Healthcare Corp.	491,400

		1,569,731

Mining – 1.5%
18,800	Ispat International NV	178,600
4,900	Nucor Corp.	162,619
6,100	Phelps Dodge Corp.	226,843

		568,062

Oil Refining – 2.2%
10,900	Tosco Corp.	308,606
16,500	Valero Energy Corp.	523,875

		832,481

Oil Services – 2.1%
3,100	Cal Dive International, Inc.*	167,981
4,000	Coflexip SA ADR	242,000
27,700	Stolt Offshore SA*	391,263

		801,244

Other – 2.0%
8,650	Mid Cap SPDR Trust ADR Series 1	767,687

Property Insurance – 7.9%
11,000	AMBAC Financial Group, Inc.	602,937
23,600	Everest Re Group Ltd.	775,850
5,000	Loews Corp.	300,000
5,200	MBIA, Inc.	250,575
39,600	Old Republic International Corp.	653,400
7,700	XL Capital Ltd.	416,763

		2,999,525

Publishing – 0.8%
13,200	R.R. Donnelley & Sons Co.	297,825

Railroads – 0.8%
11,200	Canadian Pacific Ltd.	293,300

Restaurants – 1.7%
43,700	CBRL Group, Inc.	641,844

Shares	Description	Value

Common Stocks – (continued)

Security/Asset Management – 2.3%
17,110	The Bear Stearns Cos., Inc.	$ 712,203
1,900	Lehman Brothers Holdings, Inc.	179,669

		891,872

Semiconductors – 2.5%
5,000	Avnet, Inc.	296,250
20,800	MEMC Electronic Materials, Inc.*	374,400
4,500	Siliconix, Inc.*	303,750

		974,400

Specialty Retail – 0.3%
4,600	AutoZone, Inc.*	101,200

Thrifts – 1.9%
15,100	GreenPoint Financial Corp.	283,125
62,200	Sovereign Bancorp, Inc.	437,344

		720,469

Tobacco – 1.1%
6,033	R.J. Reynolds Tobacco Holdings, Inc.	168,547
16,900	UST, Inc.	248,219

		416,766

Truck Freight – 0.5%
9,200	CNF Transportation, Inc.	209,300

TOTAL COMMON STOCKS
(Cost $33,586,590)		$ 33,913,194

Principal Amount	Interest Rate	Maturity Date	Value

Repurchase Agreement – 8.9%

Joint Repurchase Agreement Account II
$3,400,000	6.87%	07/03/2000	$ 3,400,000

TOTAL REPURCHASE AGREEMENT
(Cost $3,400,000)			$ 3,400,000

TOTAL INVESTMENTS
(Cost $36,986,590)			$37,313,194

* Non-income producing security.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Investment Abbreviation:

ADR—American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY FUND
Shareholder Letter

Dear Shareholders:

We are pleased to report on the performance of the Goldman Sachs Variable Insurance Trust International Equity Fund. This semiannual report covers the six-month period that ended June 30, 2000.

Market Review

Europe—European equity markets took their lead from the U.S. during the first six months of the year. Early in the period the markets rose, although the rally was limited largely to stocks in the Technology, Media and Telecommunications (TMT) sectors. However the markets and in particular TMT stocks, fell sharply during the second quarter as continued concern over the direction of interest rates and the prospects for ‘new economy’ stocks undermined investor confidence. Data in Europe continued to paint a positive picture for the region’s economy. Despite this strong underlying activity and positive earnings trends, however, European markets were unsettled by two interest rate hikes aggregating 75 basis points by the European Central Bank. Extreme volatility continued to characterize the market, compounded by thin trading volumes.

Japan—In Japan, the Topix declined during the reporting period with the market suffering from volatility in the U.S. NASDAQ market. Large-cap growth stocks in the information technology (IT) sectors led the decline, and investors rotated toward domestic-related sectors such as glass, non-ferrous metals and air transportation, which had lagged in previous years. Toward the end of the period some of the electronics stocks started to rebound, signaling that investors’ focus on IT stocks was gradually rebuilding. Corporate results for the year ended March 2000 were announced, confirming improved corporate fundamentals.

Asia—After rising sharply in 1999, the Asian markets have generally fared poorly thus far in 2000. Hong Kong has been among the worst performers of the major markets as rising interest rates in the U.S. has led directly to pressures on rates in Hong Kong. This, in turn, has forced down the prices of interest rate sensitive companies in the banking and property sectors. Singapore has also trended downward as interest rates have risen, but it has outperformed the regional weakness.

Performance Review

Over the six-month period that ended June 30, 2000, the Fund generated a -1.59% cumulative total return. Over the same time period, the Fund’s benchmark, the MSCI EAFE Index (unhedged with dividends reinvested) generated a cumulative total return of -3.95%.

The Fund’s stronger relative performance versus the benchmark was largely the result of stock selection and regional allocation decisions. Over the last few months, we have also moved to reduce the size of our sector positions (overweight or underweight), in response to high market volatility and intra-market rotation. We have focused instead on our key strength, bottom-up stock selection.

Investment Objective

The Fund seeks long-term capital growth, primarily through equity securities of companies that are organized outside the United States or whose securities are principally traded outside the United States.

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY FUND

Portfolio Composition

Top 10 Portfolio Holdings as of June 30, 2000*

Company	Country	Line of Business	Percentage of Net Assets
Vodafone AirTouch PLC	United Kingdom	Telecommunications	3.5%
Nokia Oyj	Finland	Telecommunications	2.8
Telefonaktiebaloget LM Ericsson AB	Sweden	Telecommunications	2.1
Nippon Telephone & Telegraph Corp.	Japan	Telecommunications	1.8
Royal Dutch Petroleum Co.	Netherlands	Energy Resources	1.7
Telefonica de Espana SA	Spain	Telecommunications	1.6
BP Amoco PLC	United Kingdom	Energy Resources	1.5
Glaxo Wellcome PLC	United Kingdom	Health	1.5
Total Fina SA Class B	France	Energy Resources	1.5
ING Groep NV	Netherlands	Financial Services	1.5

* Opinions expressed in this report represent our present opinions only. Reference to individual securities should not be construed as a commitment that such securities will be retained in the Fund. From time to time, the Fund may change the individual securities it holds, the number or types of securities held and the markets in which it invests. References to individual securities do not constitute a recommendation to the investor to buy, hold or sell such securities. In addition, references to past performance of the Fund do not indicate future returns, which are not guaranteed and will vary. Furthermore, the value of shares of the Fund may fall as well as rise.

Outlook

Europe—Looking ahead, our constructive view of Continental Europe continues to reflect a favorable combination of positive long-term structural developments, blended with strong medium-term economic and corporate fundamentals. The key structural trends include the maturing of the savings and pensions industry, and the evolution of the region from a series of parochial national market places to a single pan-European market. In addition, the creation of a single European market continues to facilitate the high levels of mergers and acquisition activity in the region. Finally, the current business climate continues to be positive which is evidenced by the substantial tide of rising earnings expectations.

Japan—After weak performance during the first half of the year, market valuations have now come down to fairly reasonable levels. Current price-to-earnings are now hovering at 40 times versus 60 times at the end of last year. In addition, corporate earnings are expected to continue their upward trend during the next two years. A potential risk to stocks includes the growing likelihood that government authorities will change their monetary stance by terminating the zero interest rate policy. This would likely be viewed unfavorably, at least in the short run. Another factor that needs close monitoring is the U.S. stock market. If U.S. stocks remain volatile, as they were in the first half of this year, investors’ sentiment in the domestic market will also likely be negatively affected.

Asia—Looking ahead, Asia continues to be the world leader in technology production companies, manufacturing the vast majority of the world’s key technology goods. We expect that the benefits to the economies of Taiwan, Korea, India and Singapore will be dramatic. This should allow for the development of critical masses of companies in software and hardware that should spur self-sustaining growth.

We thank you for your investment and look forward to your continued confidence.

Goldman Sachs International Equity Management Team

July 17, 2000

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY FUND
Statement of Investments
June 30, 2000 (Unaudited)
Shares	Description	Value

Common Stocks – 96.9%

Australia – 2.4%
7,441	Broken Hill Proprietary Co. Ltd. (Nonferrous Metals)	$ 87,889
8,015	National Australia Bank (Banks)	133,726
11,685	News Corp. Ltd. (Media)	160,729
8,427	Tab Corp. Holdings Ltd. (Entertainment)	48,382
45,645	Telstra Corp. (Utilities)	185,080
15,350	Woolworths Ltd. (Specialty Retail)	56,595

		672,401

China – 0.3%
9,000	China Telecom Ltd.* (Telecommunications)	79,373

Finland – 3.2%
15,688	Nokia Oyj (Telecommunications)	800,539
2,213	Sonera Oyj (Telecommunications)	100,884

		901,423

France – 11.3%
2,361	Accor SA (Hotels)	96,766
1,319	Air Liquide SA (Chemicals)	172,014
4,294	Alcatel (Telecommunications)	281,635
1,845	Axa (Insurance)	290,635
1,883	Banque Nationale de Paris (Banks)	181,208
480	Cap Gemini SA (Business Services)	84,548
2,101	Carrefour SA (Specialty Retail)	143,617
2,074	France Telecom SA (Telecommunications)	289,879
1,405	Lafarge SA (Construction)	109,186
239	LVMH (Louis Vuitton Moet Hennessy)* (Alcohol)	98,548
2,165	Renault SA (Auto)	98,386
1,640	Rhodia (Chemicals)	27,556
4,188	Rhone-Poulenc SA (Chemicals)	305,669
3,889	STMicroelectronics NV (Semiconductors)	245,047
2,704	Total Fina SA Class B (Energy Resources)	414,591
2,099	Valeo SA (Auto)	112,219
2,791	Vivendi (Business Services)	246,339

		3,197,843

Germany – 6.5%
604	Allianz AG (Property Insurance)	216,989
1,047	DaimlerChrysler AG (Auto)	54,607
3,688	Deutsche Bank AG (Banks)	303,505
5,341	Deutsche Lufthansa AG (Airlines)	123,448
5,802	Deutsche Telekom AG (Telecommunications)	331,242
2,503	E.On AG (Energy Resources)	120,666
1,188	HypoVereinsbank (Banks)	76,739
397	Muenchener Rueckversicherungs- Gesellschaft AG (Property Insurance)	124,696
1,231	Preussag AG (Multi-Industrial)	39,782

Shares	Description	Value

Common Stocks – (continued)

Germany – (continued)
723	SAP AG* (Computer Software)	$ 133,563
2,028	Siemens AG (Electrical Equipment)	305,909

		1,831,146

Hong Kong – 1.7%
36,200	Cable & Wireless HKT Ltd. (Telecommunications)	79,872
46,000	Giordano International Ltd. (Apparel)	69,925
11,800	Hang Seng Bank Ltd. (Banks)	111,635
17,300	Hutchison Whampoa Ltd. (Financial Services)	217,484

		478,916

Ireland – 0.6%
25,962	Bank of Ireland (Banks)	162,817

Italy – 3.4%
25,796	Banca Nazionale del Lavoro (Financial Services)	90,875
17,046	San Paolo-IMI SpA (Banks)	302,531
33,500	Telecom Italia Mobile SpA (T.I.M.) (Telecommunications)	342,212
16,315	Telecom Italia SpA (Telecommunications)	224,294

		959,912

Japan – 27.0%
3,900	Aderans Co. Ltd. (Specialty Retail)	180,472
1,200	Advantest Corp. (Electrical Equipment)	267,471
15,000	Asahi Chemical Industry Co. Ltd. (Chemicals)	106,027
21,000	Asahi Glass Co. Ltd. (Home Products)	234,532
8,000	Bridgestone Corp. (Auto)	169,266
7,000	Canon, Inc. (Computer Hardware)	348,334
35,000	Chiba Bank Ltd. (Banks)	138,212
3,700	Circle K Japan Co. (Specialty Retail)	134,254
10,000	Daiwa Securities Group, Inc. (Financial Services)	131,945
2,800	FANUC Ltd. (Electronics Equipment)	284,737
5,000	Fuji Photo Film Ltd. (Leisure)	204,514
5,000	Fujitsu Ltd. (Computer Hardware)	172,942
3,000	Honda Motor Co. Ltd. (Auto)	102,069
8,000	Kao Corp. (Food & Beverage)	244,286
14,000	Kirin Brewery Ltd. (Alcohol)	174,827
39,000	Mitsui Marine & Fire (Insurance)	187,456
7,000	NEC Corp. (Computer Hardware)	219,688
8,000	NGK Insulators Ltd. (Multi-Industrial)	99,072
400	Nintendo Co. Ltd. (Entertainment)	69,818
38	Nippon Telephone & Telegraph Corp. (Telecommunications)	504,972
5	NTT Mobile Communications Network, Inc. (Telecommunications)	135,243
11,000	Ricoh Co. Ltd. (Computer Hardware)	232,741
900	Rohm Co. (Electrical Equipment)	262,947

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY FUND

Shares	Description	Value

Common Stocks – (continued)

Japan – continued
400	Ryohin Keikaku Co. Ltd. (Specialty Retail)	$ 50,943
15,000	Sharp Corp. (Electrical Equipment)	265,068
4,000	Shin-Etsu Chemical Co. Ltd. (Chemicals)	202,818
6,000	Skylark Co. Ltd. (Restaurants)	236,935
300	SMC Corp. (Machinery)	56,406
200	Softbank Corp. (Business Services)	27,143
1,900	Sony Corp. (Appliance)	177,277
18,000	Sumitomo Corp. (Multi-Industrial)	202,384
3,000	Takeda Chemical Industries Ltd. (Health)	196,786
1,600	Takefuji Corp. (Financial Services)	193,167
3,000	Terumo Corp. (Medical Products)	101,503
23,000	The Fuji Bank Ltd. (Banks)	174,714
6,000	The Nomura Securities Co. Ltd. (Financial Services)	146,741
3,000	The Sumitomo Bank Ltd. (Banks)	36,756
8,900	Tokyo Electric Power (Electrical Utilities)	216,828
7,000	Toppan Forms Co. Ltd. (Publishing)	165,591
7,000	Toyota Motor Corp. (Auto)	318,647
5,000	Yamanouchi Pharmaceutical Co., Ltd. (Drugs)	272,843

		7,648,375

Netherlands – 7.9%
3,344	Akzo Nobel NV (Chemicals)	142,067
3,538	ASM Lithography Holding NV (Semiconductors)	152,065
3,957	Fortis Netherlands NV (Financial Services)	115,184
7,587	Getronics NV (Business Services)	116,980
6,124	ING Groep NV (Financial Services)	413,938
5,816	Koninklijke (Royal) Philips Electronics NV (Appliance)	274,295
6,682	KPN NV (Telecommunications)	298,871
7,688	Royal Dutch Petroleum Co. (Energy Resources)	477,817
3,569	United Pan-Europe Communications NV* (Telecommunications)	93,327
2,885	VNU NV (Media)	149,008

		2,233,552

Singapore – 1.2%
22,600	Chartered Semiconductor Manufacturing Ltd.* (Semiconductors)	197,603
7,489	DBS Group Holdings Ltd. (Banks)	96,269
4,000	Singapore Press Holdings Ltd. (Publishing)	62,536

		356,408

Spain – 2.7%
3,437	Acerinox SA* (Steel)	99,424
6,506	Endesa SA (Electrical Utilities)	126,027
3,963	Repsol YPF SA (Energy Resources)	78,885
21,724	Telefonica de Espana SA (Telecommunications)	466,648

		770,984

Shares	Description	Value

Common Stocks – (continued)

Sweden – 4.9%
12,589	Investor AB B Shares* (Financial Services)	$ 171,992
30,392	Nordbanken Holding AB (Banks)	229,146
8,160	Securitas AB Series B (Business Services)	173,007
8,474	Skandia Forsakring (Insurance)	223,860
29,555	Telefonaktiebolaget LM Ericsson AB (Telecommunications)	584,733

		1,382,738

Switzerland – 6.2%
1,656	ABB Ltd. (Business Services)	198,206
154	Adecco SA* (Business Services)	130,843
885	Credit Suisse Group (Banks)	176,045
168	Nestle SA (Food & Beverage)	336,247
151	Novartis AG (Health)	239,186
26	Roche Holding AG (Health)	253,099
93	Swiss Re (Property Insurance)	189,557
1,540	UBS AG (Banks)	225,624

		1,748,807

United Kingdom – 17.6%
20,597	Allied Zurich PLC (Insurance)	243,557
8,973	Amvescap PLC (Financial Services)	143,917
3,412	AstraZeneca Group PLC (Health)	159,269
45,666	BP Amoco PLC (Energy Resources)	438,076
12,841	British Aerospace PLC (Defense/Aerospace)	80,050
11,223	British American Tobacco PLC (Tobacco)	74,888
21,140	British Telecom PLC (Telecommunications)	273,168
3,074	Cable & Wireless PLC (Telecommunications)	52,048
6,744	CGNU PLC (Insurance)	112,248
23,655	Diageo PLC (Tobacco)	212,249
14,785	Glaxo Wellcome PLC (Health)	431,093
180	Hanson PLC* (Construction)	1,249
20,379	HSBC Holdings PLC (Banks)	232,962
13,038	Lloyds TSB Group PLC (Banks)	123,101
6,920	Marconi PLC (Telecommunications)	90,047
14,665	Reuters Group PLC (Business Services)	250,077
10,640	Royal Bank of Scotland Group PLC (Banks)	178,059
16,887	ScottishPower PLC (Energy Resources)	143,090
27,893	SmithKline Beecham (Health)	365,072
45,302	Unilever PLC (Food & Beverage)	274,186
246,039	Vodafone AirTouch PLC (Telecommunications)	993,992
7,429	WPP Group PLC (Business Services)	108,474

		4,980,872

TOTAL COMMON STOCKS
(Cost $25,095,646)		$ 27,405,567

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY FUND
Statement of Investments (continued)
June 30, 2000 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Short-Term Obligation – 5.7%

State Street Bank & Trust Euro Time Deposit
$1,613,000	6.75%	07/03/2000	$ 1,613,000

TOTAL SHORT-TERM OBLIGATION
(Cost $1,613,000)			$ 1,613,000

TOTAL INVESTMENTS
(Cost $26,708,646)			$29,018,567

* Non-income producing security.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Investment Abbreviation:
ADR—American Depositary Receipt

Percentage of Total Net Assets

Common Stock Industry Classifications

Airlines	0.4%
Alcohol	1.0
Apparel	0.3
Appliance	1.6
Auto	3.0
Banks	10.2
Business Services	4.7
Chemicals	3.4
Computer Hardware	3.4
Computer Software	0.5
Construction	0.4
Defense/Aerospace	0.3
Drugs	1.0
Electrical Equipment	3.9
Electrical Utilities	1.2
Electronics Equipment	1.0
Energy Resources	5.9
Entertainment	0.4
Financial Services	5.8
Food & Beverage	3.0
Health	5.8
Home Products	0.8
Hotels	0.3
Insurance	3.7
Leisure	0.7
Machinery	0.2
Media	1.1
Medical Products	0.4
Multi-Industrial	1.2
Nonferrous Metals	0.3
Property Insurance	1.9
Publishing	0.8
Restaurants	0.8
Semiconductors	2.1
Specialty Retail	2.0
Steel	0.4
Telecommunications	21.3
Tobacco	1.0
Utilities	0.7

TOTAL COMMON STOCK96.9%

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST GLOBAL INCOME FUND
Shareholder Letter

Dear Shareholders:

We are pleased to report on the performance of the Goldman Sachs Variable Insurance Trust Global Income Fund. This semiannual report covers the six-month period that ended June 30, 2000.

Market Review

The Dollar Bloc—U.S. bonds began the year strongly, but as the reporting period progressed, economic fundamentals gained the upper hand. In response to rising inflationary pressures and the strong U.S. economy, the Federal Reserve Board (the “Fed”) raised interest rates by 50 basis points to 6.5%. At the end of the period, U.S. Treasuries rallied strongly, as evidence of an economic slowdown and further benign inflation continued to grow.

Europe—In Europe, the European Central Bank (ECB) raised the repo rate by 25 basis points in April and a surprise 50 basis points in June. The ECB voiced concerns over the weak currency and generous liquidity conditions in the Euro area. Inflation risks also continued to increase, as the growth outlook improved. As expected, the UK Monetary Policy Committee left rates unchanged at 6%. Economic data continued its softer pattern and inflation fell to 2.0%. The UK market did stage a rally, as retail sales figures provided further weight to the opinion that interest rates have peaked.

Japan—Following the G7 meeting, Japanese bonds began to outperform, as the focus on the ending of the zero-interest rate policy diminished. Data pointed to a gradual recovery and an easing of deflationary pressures. Towards the end of the reporting period expectations for an early rate rise increased, pushing bond yields higher.

Performance Review

Over the six-month period that ended June 30, 2000, the Fund generated a 3.26%
cumulative total return. Over the same time period, the Fund’s benchmark, the JP Morgan Global Government Bond Index (hedged into U.S. dollars), generated a cumulative total return of 4.54%.

The Fund’s underperformance versus its benchmark is attributable to several factors. Widening swap spreads in the U.S. early in the year, poor results from our holdings in the South African bond market, and an overweight exposure to the Australian dollar relative to the benchmark all detracted from results.

Investment Objective

The Fund seeks high total return, emphasizing current income and, to a lesser extent, providing opportunities for capital appreciation, primarily through investments in fixed income securities of U.S. and foreign issuers and foreign currencies.

GOLDMAN SACHS VARIABLE INSURANCE TRUST GLOBAL INCOME FUND
Shareholder Letter (continued)

Portfolio Composition

Top Portfolio Holdings (by currency) as of June 30, 2000*

Bonds Denomination	Percentage of Net Assets
United States Dollar	38.3%
Euro Currency	21.0
Japanese Yen	17.9
Great Britain Pound	11.5
Greek Drachma	2.2
Canadian Dollar	1.6
Danish Krone	1.0

* Opinions expressed in this report represent our present opinions only. Reference to individual securities should not be construed as a commitment that such securities will be retained in the Fund. From time to time, the Fund may change the individual securities it holds, the number or types of securities held and the markets in which it invests. References to individual securities do not constitute a recommendation to the investor to buy, hold or sell such securities. In addition, references to past performance of the Fund do not indicate future returns, which are not guaranteed and will vary. Furthermore, the value of shares of the Fund may fall as well as rise.

Outlook

We believe that a tighter monetary policy, weaker global equity markets and higher oil prices will have an appreciable negative impact on the U.S. economy sooner than the market is currently anticipating. As a result, we continue to hold a long duration position in the U.S. While maintaining a bullish view, we do expect central banks to tighten monetary policy further this year, as inflation risks are still apparent.

In Euroland, the major themes are strong growth, rising inflationary pressures, and a weak currency. The markets are currently discounting that the European Central Bank will tighten more than the Federal Reserve Board over the next 12-18 months, especially given the disappointing inflation numbers issued throughout June in Euroland. However, bonds are likely to be supported by forthcoming mobile phone license auctions, which are expected to underpin Euroland public finances. This, in turn, could lead to diminishing supply of government bonds.

GOLDMAN SACHS VARIABLE INSURANCE TRUST GLOBAL INCOME FUND

We hold a short Japanese position, based on our view that Capex-related indicators recently announced suggest further upside on Capex. Upward trends in job-applicant ratios, real wages and overtime incomes all show an improving labor environment. In addition, we expect to see the zero-interest rate policy terminated, potentially in the next one to three months, as we see increasing signs of a recovery in the demand side of the economy.

We thank you for your investment and look forward to your continued confidence.

Goldman Sachs Global Income Management Team

July 17, 2000
GOLDMAN SACHS VARIABLE INSURANCE TRUST GLOBAL INCOME FUND
Statement of Investments
June 30, 2000 (Unaudited)
Principal Amount €	Interest Rate	Maturity Date	Value

Foreign Debt Obligations – 55.2%

Canadian Dollar – 1.6%
Government of Canada
CAD 200,000	5.50%	06/01/2009	$ 131,824

Danish Krone – 1.0%
Kingdom of Denmark
DKK 600,000	8.00	05/15/2003	80,917

Euro Currency – 21.0%
Clear Channel Communications, Inc.†
EUR 100,000	6.50	07/07/2005	95,114
Federal Republic of Germany
50,000	5.25	01/04/2008	47,805
General Motors Acceptance Corp.†
100,000	5.00	01/18/2005	92,253
Government of France
200,000	7.50	04/25/2005	210,141
80,000	4.00	10/25/2009	68,930
200,000	5.50	04/25/2010	192,525
160,000	5.50	04/25/2029	150,568
Kingdom of Belgium
100,000	6.50	03/31/2005	99,715
Lehman Brothers Holdings PLC
100,000	4.75	07/12/2004	90,510
Republic of Italy
100,000	4.75	07/01/2005	92,950
300,000	6.50	11/01/2027	308,802
Royal Bank of Scotland Group PLC
100,000	4.88	03/26/2009	85,258
Standard Chartered Bank PLC
50,000	5.38	05/06/2009	43,463
Tyco International Group SA
100,000	6.13	04/04/2007	92,465

			1,670,499

Great Britain Pound – 11.5%
Abbey National Treasury
GBP 100,000	8.00	04/02/2003	156,214
Deutsche Ausgleichsbank
100,000	6.50	01/15/2008	152,114
GMAC Canada Ltd.†
150,000	6.50	03/23/2004	224,014
ICI Investments BV
50,000	7.63	08/21/2007	76,821
United Kingdom Treasury
100,000	7.25	12/07/2007	167,233
50,000	9.00	08/06/2012	101,414
20,000	6.00	12/07/2028	37,749

			915,559

Greek Drachma – 2.2%
Republic of Greece
GRD 60,000,000	6.30	01/29/2009	172,094

Japanese Yen – 17.9%
Asian Development Bank
JPY 30,000,000	5.63	02/18/2002	306,656
European Investment Bank
20,000,000	2.13	09/20/2007	196,101

Principal Amount €	Interest Rate	Maturity Date	Value

Foreign Debt Obligations – (continued)

Japanese Yen – (continued)
Government of Japan
JPY 20,000,000	0.40%	06/20/2003	$ 186,383
55,000,000	0.90	12/22/2008	486,699
18,000,000	1.50	03/20/2019	151,359
Osterreichische Kontrollbank AG
10,000,000	1.80	03/22/2010	95,058

			1,422,256

TOTAL FOREIGN DEBT OBLIGATIONS
(Cost $4,443,544)			$ 4,393,149

Corporate Bonds – 13.3%

Automotive – 2.4%
Ford Motor Credit Corp.
USD 200,000	6.13%	04/28/2003	$ 192,632

Banks – 1.2%
Bank of America Corp.
USD 100,000	6.63	06/15/2004	96,680

Finance Companies – 4.8%
Household Finance Corp.
USD 100,000	6.00	05/01/2004	93,831
Merrill Lynch Co., Inc.
100,000	6.00	02/12/2003	96,706
Nederlandse Waterschapsbank
100,000	6.13	02/13/2008	92,596
Textron Financial Corp.
100,000	7.13	12/09/2004	98,997

			382,130

Insurance Companies – 1.2%
Prudential Insurance Co. of America
USD 100,000	6.38	07/23/2006	92,603

Telecommunications – 1.3%
Deutsche Telekom AG
USD 100,000	7.75	06/15/2005	99,826

Yankee Bank – 2.4%
National Westminster Bank PLC
USD 200,000	7.38	10/01/2009	194,172

TOTAL CORPORATE BONDS
(Cost $1,090,651)			$ 1,058,043

U.S. Treasury Obligations – 20.8%

United States Treasury Bonds
USD 180,000	6.75%	08/15/2026	$ 193,696
400,000	6.13	11/15/2027	399,124
120,000	6.13	08/15/2029	121,200
30,000	6.25	05/15/2030	31,477
United States Treasury Notes
400,000	5.88	11/15/2004	394,188
50,000	6.75	05/15/2005	51,164
105,960	3.63	01/15/2008	102,731

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS VARIABLE INSURANCE TRUST GLOBAL INCOME FUND

Principal Amount €	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations -- (continued)

United States Treasury Notes -- (continued)
USD 360,000	6.00%	08/15/2009	$ 357,131

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $1,608,548)			$ 1,650,711

Short-Term Obligation -- 4.2%

State Street Bank & Trust Euro Time Deposit
USD 335,000	6.75%	07/03/2000	$ 335,000

TOTAL SHORT-TERM OBLIGATION
(Cost $335,000)			$ 335,000

TOTAL INVESTMENTS
(Cost $7,477,743)			$ 7,436,903

€	The principal amount of each security is stated in the currency in which the bond is denominated. See below.
CAD	=Canadian Dollar
DKK	=Danish Krone
EUR	=Euro Currency
GRD	=Greek Drachma
JPY	=Japanese Yen
USD	=United States Dollar
†
Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $411,381 as of June 30, 2000.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNET TOLLKEEPER FUND
Shareholder Letter

Dear Shareholders:

We are pleased to report on the performance of the Goldman Sachs Variable Insurance Trust Internet Tollkeeper Fund. This semiannual report covers the period from the Fund’s inception on April 28, 2000 through June 30, 2000.

Market Review

The short period since the Fund’s inception has been marked by volatility rarely seen in the financial markets. This was most pronounced in the Technology and Internet sectors, which fell sharply from mid-March through May, only to stage a rebound in June.

The severe correction in Technology and Internet stocks was triggered by rising interest rates, high valuations and the Federal Government’s announcement that it intended to pursue a break-up of Microsoft. However, investors were encouraged by signs that the economy is slowing, as they believed that the Federal Reserve Board would stop having to raise interest rates sooner than later. Despite a sharp rally in June the NASDAQ fell 13.27% in the second quarter.

Performance Review

During the short period from its inception on April 28, 2000 through June 30, 2000, the Fund generated a 2.40% cumulative total return. While the Fund does not have an official benchmark, over the same time period the Goldman Sachs Internet Index (with dividends reinvested) generated a cumulative total return of -0.50%.

While the Fund experienced some volatility along with Internet stocks, performance was less volatile than several Technology-heavy indices. We would expect this as we take a different—and potentially more conservative—approach to investing in the Internet. The greatest contributors to performance were our investments in fiber optics-related companies. Suppliers of optical components are growing rapidly, as traditional electronic components cannot accommodate the explosive growth of Internet traffic. We believe that our holdings in this area, which are the dominant players, should benefit from strong industry growth over the next several years. We also benefited from our investments in the data storage area. As large corporations have come to rely on more digital data to run their businesses, data storage has become a fundamental technology. It is estimated that demand for data storage in units (terabytes) is roughly doubling every year, and we believe that the companies in our portfolio are well-positioned to take advantage of this trend.

Our media and communications holdings were the largest detractors from performance, as these companies gave back some of their 1999 and first quarter 2000 gains. Many of our holdings in this area, which have significant Internet investments, fell as investors shifted money out away from Internet stocks. We believe that these companies are better positioned to weather an Internet shake-out than newer start-ups, since they have strong brand names, recurring revenue streams and dominant franchises.

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNET TOLLKEEPER FUND

Investment Objective

The Fund seeks capital appreciation by investing primarily in internet tollkeepers which are companies in the media, telecommunications, technology and Internet sectors.

Portfolio Composition

Top 10 Portfolio Holdings as of June 30, 2000*

Company	Line of Business	Percentage of Net Assets
VeriSign, Inc.	Internet	4.4%
Crown Castle International Corp.	Wireless	4.0
E-Tek Dynamics, Inc.	Semiconductors	3.9
Viacom, Inc. Class B	Media	3.5
Time Warner, Inc.	Media	3.5
Corning, Inc.	Electrical Equipment	3.4
Sprint Corp. (PCS Group)	Wireless	3.0
Nortel Networks Corp.	Electrical Equipment	2.9
DoubleClick, Inc.	Internet	2.5
Infinity Broadcasting Corp.	Media	2.3

* Opinions expressed in this report represent our present opinions only. Reference to individual securities should not be construed as a commitment that such securities will be retained in the Fund. From time to time, the Fund may change the individual securities it holds, the number or types of securities held and the markets in which it invests. References to individual securities do not constitute a recommendation to the investor to buy, hold or sell such securities. In addition, references to past performance of the Fund do not indicate future returns, which are not guaranteed and will vary. Furthermore, the value of shares of the Fund may fall as well as rise.

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNET TOLLKEEPER FUND
Shareholder Letter (continued)

Outlook

While we neither make nor rely on economic forecasts to make investment decisions, we are generally bullish on growth in Technology and Internet-related businesses. Over the last decade, technological advances and the Internet have enhanced global communication and provided significant benefits to both consumers and businesses. We believe that those U.S. companies that adopt an astute Internet strategy will continue to benefit from this trend over the long term. These are generally companies with recurring revenue streams that dominate markets with high barriers to entry; firms that may grow revenue by increasing “traffic,” or customers and sales, and raising prices. Throughout the investment process, we continue to focus on the core business characteristics that provide a foundation for long-term growth, such as strength of franchise, quality of management, and free cash flow, along with favorable demographic trends. We believe that the enduring competitive advantage of the Technology and Internet-related companies we own—based on the criteria mentioned above—can withstand even an uncertain market environment.

We thank you for your investment and look forward to your continued confidence.

Goldman Sachs Growth Equity Portfolio Management Team

July 17, 2000

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNET TOLLKEEPERS FUND
Statement of Investments
June 30, 2000 (Unaudited)
Shares	Description	Value

Common Stocks -- 92.0%

Computer Hardware -- 8.2%
40	Accelerated Networks, Inc.*	$ 1,688
700	Apple Computer, Inc.*	36,662
130	Brocade Communications Systems, Inc.*	23,853
1,310	Cisco Systems, Inc.*	83,267
1,080	EMC Corp.*	83,092
360	Network Appliance, Inc.*	28,980
770	Sun Microsystems, Inc.*	70,022

		327,564

Computer Software -- 8.1%
690	CheckFree Holdings Corp.*	35,578
860	Intuit, Inc.*	35,582
1,040	Microsoft Corp.*	83,200
970	Oracle Corp.*	81,541
170	Redback Networks, Inc.*	30,260
420	Symantec Corp.*	22,654
200	VERITAS Software Corp.*	22,603
470	Witness Systems, Inc.*	11,456

		322,874

Electrical Equipment -- 8.4%
510	Corning, Inc.	137,636
50	New Focus, Inc.*	4,106
1,700	Nortel Networks Corp.	116,025
760	QUALCOMM, Inc.*	45,600
300	Sycamore Networks, Inc.*	33,113

		336,480

Electrical Utilities -- 0.7%
640	The AES Corp.*	29,200

Home Products -- 0.6%
1,220	Energizer Holdings, Inc.*	22,265

Information Services -- 4.2%
1,150	Cendant Corp.*	16,100
1,690	First Data Corp.	83,867
1,680	Internap Network Services Corp.*	69,746

		169,713

Internet -- 16.0%
160	America Online, Inc.*	8,440
220	Ariba, Inc.*	21,570
280	Art Technology Group, Inc.*	28,263
590	BroadVision, Inc.*	29,979
2,640	DoubleClick, Inc.*	100,650
470	E.piphany, Inc.*	50,378
220	eBay, Inc.*	11,949
390	Expedia, Inc.*	5,777
850	GetThere.com, Inc.*	8,978
260	InfoSpace, Inc.*	14,365
1,530	Intertrust Technologies Corp.*	31,461
520	Interwoven, Inc.*	57,192
860	S1 Corp.*	20,049
920	Travelocity.com, Inc.*	15,065
990	VeriSign, Inc.*	174,647
500	Yahoo!, Inc.*	61,937

		640,700

Media -- 21.9%
1,140	AMFM, Inc.*	78,660
3,310	AT&T Corp.-Liberty Media Group*	80,267
1,010	Cablevision Systems Corp.*	68,554
1,310	Comcast Corp.	53,055
710	EchoStar Communications Corp.*	23,508
2,500	Infinity Broadcasting Corp.*	91,094
870	Liberty Digital, Inc.*	26,100
1,830	Time Warner, Inc.	139,080
1,180	TV Guide, Inc.*	40,415

Shares	Description	Value

Common Stocks -- (continued)

Media -- (continued)
670	UnitedGlobalCom, Inc.*	$ 31,323
380	Univision Communications, Inc.*	39,330
2,040	Viacom, Inc. Class B*	139,102
410	The Walt Disney Co.	15,913
1,490	Westwood One, Inc.*	50,846

		877,247

Security/Asset Management -- 1.0%
1,205	The Charles Schwab Corp.	40,518

Semiconductors -- 10.8%
220	Analog Devices, Inc.*	16,720
140	Applied Materials, Inc.*	12,688
570	ARM Holdings PLC ADR*	18,739
600	E-Tek Dynamics, Inc.	158,287
1,190	Integrated Circuit Systems, Inc.*	20,379
530	Intel Corp.	70,854
170	Maxim Integrated Products, Inc.*	11,549
200	PMC-Sierra, Inc.*	35,537
90	SDL, Inc.*	25,667
470	Texas Instruments, Inc.	32,283
360	Xilinx, Inc.*	29,723

		432,426

Telephone -- 3.0%
770	NTL, Inc.*	46,104
1,010	Sprint Corp.	51,510
520	WorldCom, Inc.*	23,855

		121,469

Wireless -- 9.1%
280	American Tower Corp.*	11,673
4,380	Crown Castle International Corp.*	159,870
2,030	Sprint Corp. (PCS Group)*	120,785
1,800	Vodafone AirTouch PLC ADR	74,587

		366,915

TOTAL COMMON STOCKS
(Cost $3,549,640)	$3,687,371

Principal Amount	Interest Rate	Maturity Date	Value

Repurchase Agreement -- 5.0%

Joint Repurchase Agreement Account II
$200,000	6.87%	07/03/2000	$ 200,000

TOTAL REPURCHASE AGREEMENT
(Cost $200,000)			$ 200,000

TOTAL INVESTMENTS
(Cost $3,749,640)			$ 3,887,371

*	Non-income producing security

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Investment Abbreviation:

ADR—American Depositary Reciept

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST
Statements of Assets and Liabilities
June 30, 2000 (Unaudited)

	Growth and Income Fund	CORE U.S. Equity Fund	CORE Large Cap Growth Fund	CORE Large Cap Value Fund

Assets:
Investment in securities, at value (identified cost $31,655,435, $94,432,721, $28,115,575, $3,244,389, $32,255,424, $13,225,566, $36,986,590, $26,708,646, $7,477,743 and $3,749,640, respectively)	$33,930,011	$ 99,981,735	$34,415,956	$3,141,268
Cash, at value	240,729	927,993	716,187	—
Receivables:
Investment securities sold	—	45,450	4,796,981	504,337
Dividends and interest, at value	24,845	66,731	14,367	5,572
Fund shares sold	56,231	859,936	209,421	—
Forward foreign currency exchange contracts	—	—	—	—
Variation margin	—	35,350	12,526	—
Reimbursement from adviser	10,929	3,226	25,492	60,321
Deferred organization expenses, net	11,709	11,955	14,940	—
Other assets	523	745	—	1,346

Total assets	34,274,977	101,933,121	40,205,870	3,712,844

Liabilities:
Due to bank	—	—	—	2,047
Payables:
Investment securities purchased	80,142	393,863	6,328,924	494,769
Fund shares repurchased	21,128	450	—	—
Amounts owed to affiliates	33,504	69,948	35,273	13,610
Forward foreign currency exchange contracts	—	—	—	—
Variation margin	—	—	—	—
Accrued expenses and other liabilities	43,986	44,744	46,351	118,175

Total liabilities	178,760	509,005	6,410,548	628,601

Net Assets:
Paid-in capital	33,138,419	95,066,042	26,520,527	3,090,560
Accumulated undistributed net investment income (loss)	58,685	530,547	203,010	26,584
Accumulated (distributions in excess of) net realized gain (loss) on investment, options, futures and foreign currency related transactions	(1,375,463)	335,413	773,312	70,220
Net unrealized gain (loss) on investments, options, futures and translation of assets and liabilities denominated in foreign currencies	2,274,576	5,492,114	6,298,473	(103,121)

NET ASSETS	$34,096,217	$101,424,116	$33,795,322	$3,084,243

Total shares of beneficial interest outstanding, no par value (unlimited shares authorized)	3,108,544	7,335,149	2,074,086	308,184
Net asset value, offering and redemption price per share	$ 10.97	$ 13.83	$ 16.29	$ 10.01

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS VARIABLE INSURANCE TRUST

CORE Small Cap Equity Fund	Capital Growth Fund	Mid Cap Value Fund	International Equity Fund	Global Income Fund	Internet Tollkeeper

$33,145,563	$14,625,747	$37,313,194	$29,018,567	$7,436,903	$3,887,371
302,682	41,329	96,558	65,664	24,704	28,187

10,654,585	195,530	234,875	218,376	704,798	30,298
19,300	9,289	66,159	13,716	101,187	254
378,517	89,292	577,792	343,712	15,941	63,937
—	—	—	9,040	16,741	—
23,072	—	—	423,763	16,963	—
56,880	34,016	11,015	55,868	29,975	30,846
11,955	20,979	20,988	11,709	11,709	—
852	1,337	1,198	23,732	389	—

44,593,406	15,017,519	38,321,779	30,184,147	8,359,310	4,040,893

—	—	—	—	—	—

14,088,684	495,620	69,178	1,726,728	194,940	1,330
367	627	—	6,335	545	103
31,809	26,206	41,631	39,208	21,350	10,063
—	—	—	59,636	133,615	—
—	—	—	—	12,971	—
60,846	53,458	52,904	65,374	42,079	21,185

14,181,706	575,911	163,713	1,897,281	405,500	32,681

28,488,900	12,110,656	37,762,390	24,204,571	7,871,739	3,905,810
51,882	4,672	233,597	(24,538)	136,208	(2,334)

980,779	926,099	(164,525)	1,796,389	81,660	(32,995)

890,139	1,400,181	326,604	2,310,444	(135,797)	137,731

$30,411,700	$14,441,608	$38,158,066	$28,286,866	$7,953,810	$4,008,212

2,766,702	1,009,772	4,360,186	1,985,741	783,351	391,487
$ 10.99	$ 14.30	$ 8.75	$ 14.24	$ 10.15	$ 10.24

55

GOLDMAN SACHS VARIABLE INSURANCE TRUST
Statements of Operations
For the Six Months Ended June 30, 2000 (Unaudited)

	Growth and Income Fund	CORE U.S. Equity Fund	CORE Large Cap Growth Fund	CORE Large Cap Value Fund

Investment income (b) :

Dividends	$ 153,388	$ 654,185	$ 295,524	$ 40,520
Interest	47,699	206,027	29,258	—

Total income	201,087	860,212	324,782	40,520

Expenses:

Management fees	109,810	262,949	97,926	11,210
Transfer agent fees	11,694	13,402	15,991	8,648
Custodian fees	32,405	39,753	37,585	11,200
Professional fees	13,267	13,794	13,747	113,750
Trustee fees	6,221	6,221	6,221	614
Amortization of deferred organization expenses	3,132	3,249	3,249	16
Registration fees	700	700	700	353
Other	10,127	9,914	9,741	6,410

Total expenses	187,356	349,982	185,160	152,201

Less — expenses reimbursed and waived	(44,728)	(20,317)	(62,892)	(138,265)

Net expenses	142,628	329,665	122,268	13,936

NET INVESTMENT INCOME (LOSS)	58,459	530,547	202,514	26,584

Realized and unrealized gain (loss) on investment, futures and foreign currency transactions:

Net realized gain (loss) from:
Investment transactions	(381,388)	456,769	540,296	10,825
Futures transactions	32,603	(749,021)	65,661	—
Foreign currency related transactions	—	—	—	—
Net change in unrealized gain (loss) on:
Investments	749,514	165,700	264,999	(234,304)
Futures	(80,890)	(161,183)	(38,585)	—
Translation of assets and liabilities denominated in foreign currencies	—	—	—	—

Net realized and unrealized gain (loss) on investment, futures and foreign currency transactions:	319,839	(287,735)	832,371	(223,479)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 378,298	$ 242,812	$1,034,885	$(196,895)

(a)	Commenced operations on April 28, 2000.
(b)
For the Growth and Income, CORE U.S. Equity, CORE Large Cap Growth, CORE Large Cap Value, CORE Small Cap Equity, Capital Growth, Mid Cap Value, International Equity, Global Income and Internet Tollkeeper Funds, foreign withholding taxes on dividends and interests were $935, $2,562, $498, $96, $18, $289, $2,984, $30,123, $346 and $22, respectively.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST

CORE Small Cap Equity Fund	Capital Growth Fund	Mid Cap Value Fund	International Equity Fund	Global Income Fund	Internet Tollkeeper (a)

$ 95,230	$ 51,854	$ 318,545	$ 191,693	$ —	$ 506
60,975	12,561	64,302	56,687	199,781	4,055

156,205	64,415	382,847	248,380	199,781	4,561

79,933	45,963	116,283	118,540	33,607	5,516
13,332	16,755	15,858	15,574	14,270	6,947
82,007	39,538	27,075	86,362	35,207	9,522
13,794	13,670	13,992	14,825	14,216	5,698
6,221	6,221	6,221	6,221	6,221	1,389
3,248	3,455	3,455	3,132	3,132	7,742
700	700	700	700	700	123
9,880	9,278	9,719	11,258	10,124	3,819

209,115	135,580	193,303	256,612	117,477	40,756

(104,792)	(75,837)	(44,053)	(99,588)	(75,545)	(33,861)

104,323	59,743	149,250	157,024	41,932	6,895

51,882	4,672	233,597	91,356	157,849	(2,334)

1,880,479	864,501	343,867	1,463,735	(76,621)	(32,995)
(568,988)	—	—	82,236	(3,185)	—
—	—	—	(91,894)	290,179	—

(546,194)	(538,531)	675,183	(1,819,491)	97,234	137,731
(82,049)	—	—	(102,218)	(9,822)	—
—	—	—	10,893	(217,124)	—

683,248	325,970	1,019,050	(456,739)	80,661	104,736

$ 735,130	$ 330,642	$1,252,647	$ (365,383)	$ 238,510	$102,402

57

GOLDMAN SACHS VARIABLE INSURANCE TRUST
Statements of Changes in Net Assets
For the Six Months Ended June 30, 2000 (Unaudited)

	Growth and Income Fund	CORE U.S. Equity Fund	CORE Large Cap Growth Fund

From operations:

Net investment income (loss)	$ 58,459	$ 530,547	$ 202,514
Net realized gain (loss) on investment, futures and foreign currency related transactions	(348,785)	(292,252)	605,957
Net change in unrealized gain (loss) on investments, futures and translation of assets and liabilities denominated in foreign currencies	668,624	4,517	226,414

Net increase (decrease) in net assets resulting from operations	378,298	242,812	1,034,885

From share transactions:

Proceeds from sales of shares	10,993,350	63,263,384	9,442,828
Cost of shares repurchased	(3,264,463)	(14,140,560)	(1,031,316)

Net increase (decrease) in net assets resulting from share transactions	7,728,887	49,122,824	8,411,512

TOTAL INCREASE (DECREASE)	8,107,185	49,365,636	9,446,397

Net assets:

Beginning of period	25,989,032	52,058,480	24,348,925

End of period	$34,096,217	$101,424,116	$33,795,322

Accumulated undistributed (distributions in excess of) net investment income (loss)	$ 58,685	$ 530,547	$ 203,010

Summary of share transactions:

Shares sold	1,022,825	4,635,351	599,382
Shares repurchased	(301,453)	(1,023,705)	(65,966)

TOTAL	721,372	3,611,646	533,416

(a) Commenced operations on April 28, 2000.
The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS VARIABLE INSURANCE TRUST

CORE Large Cap Value Fund	CORE Small Cap Equity Fund	Capital Growth Fund	Mid Cap Value Fund	International Equity Fund	Global Income Fund	Internet Tollkeeper (a)

$ 26,584	$ 51,882	$ 4,672	$ 233,597	$ 91,356	$ 157,849	$ (2,334)
10,825	1,311,491	864,501	343,867	1,454,077	210,373	(32,995)

(234,304)	(628,243)	(538,531)	675,183	(1,910,816)	(129,712)	137,731

(196,895)	735,130	330,642	1,252,647	(365,383)	238,510	102,402

130,344	18,578,267	6,729,369	22,316,623	9,453,417	1,708,991	3,914,370
(304,742)	(2,389,451)	(3,068,649)	(7,293,529)	(960,357)	(917,615)	(8,560)

(174,398)	16,188,816	3,660,720	15,023,094	8,493,060	791,376	3,905,810

(371,293)	16,923,946	3,991,362	16,275,741	8,127,677	1,029,886	4,008,212

3,455,536	13,487,754	10,450,246	21,882,325	20,159,189	6,923,924	—

$3,084,243	$30,411,700	$14,441,608	$38,158,066	$28,286,866	$7,953,810	$4,008,212

$ 26,584	$ 51,882	$ 4,672	$ 233,597	$ (24,538)	$ 136,208	$ (2,334)

13,086	1,718,724	488,091	2,631,252	660,552	170,221	392,355
(30,457)	(224,198)	(224,272)	(870,135)	(67,853)	(91,127)	(868)

(17,371)	1,494,526	263,819	1,761,117	592,699	79,094	391,487

GOLDMAN SACHS VARIABLE INSURANCE TRUST
Statements of Changes in Net Assets
For the Year Ended December 31, 1999

	Growth and Income Fund	CORE U.S. Equity Fund

From operations:

Net investment income	$ 279,186	$ 143,489
Net realized gain (loss) on investment, options, futures and foreign currency related transactions	(571,877)	1,391,395
Net change in unrealized gain (loss) on investments, options, futures and translation of assets and liabilities denominated in foreign currencies	1,351,145	4,174,490

Net increase (decrease) in net assets resulting from operations	1,058,454	5,709,374

Distributions to shareholders:

From net investment income	(279,186)	(143,489)
In excess of net investment income	(3,919)	(6,622)
From net realized gain on investment, options, futures and foreign currency transactions	—	(524,244)

Total distributions to shareholders	(283,105)	(674,355)

From share transactions:

Proceeds from sales of shares	16,777,010	39,589,353
Reinvestment of dividends and distributions	283,104	674,354
Cost of shares repurchased	(5,660,860)	(3,049,107)

Net increase in net assets resulting from share transactions	11,399,254	37,214,600

TOTAL INCREASE	12,174,603	42,249,619

Net assets:

Beginning of period	13,814,429	9,808,861

End of period	$25,989,032	$52,058,480

Accumulated undistributed (distributions in excess of) net investment income	$ 226	$ —

Summary of share transactions:

Shares sold	1,534,847	3,061,033
Shares issued on reinvestment of dividends and distributions	26,583	50,325
Shares repurchased	(496,142)	(246,857)

Total	1,065,288	2,864,501

(a) Commenced operations on April 1, 1999.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST

CORE Large Cap Growth Fund	CORE Large Cap Value Fund (a)	CORE Small Cap Equity Fund	Capital Growth Fund	Mid Cap Value Fund (formerly Mid Cap Equity)	International Equity Fund	Global Income Fund

$ 20,678	$ 25,734	$ 21,554	$ 2,814	$ 146,960	$ 57,208	$ 264,353
795,006	122,667	440,703	325,897	(285,374)	1,634,807	(152,026)

4,376,105	131,183	1,217,132	1,405,423	(236,347)	2,881,366	(169,835)

5,191,789	279,584	1,679,389	1,734,134	(374,761)	4,573,381	(57,508)

(20,678)	(25,734)	(21,554)	(2,814)	(146,960)	(57,208)	(222,866)
(3,612)	(4,850)	(4,427)	(5,555)	(5,250)	(187,931)	—
—	(58,422)	—	(239,526)	—	(1,219,801)	(35,447)

(24,290)	(89,006)	(25,981)	(247,895)	(152,210)	(1,464,940)	(258,313)

11,571,355	3,293,945	7,372,445	4,867,045	27,018,313	10,914,867	1,586,871
24,167	85,892	23,889	249,170	151,832	1,464,935	254,444
(628,485)	(114,879)	(402,880)	(615,262)	(10,364,745)	(6,534,776)	(342,856)

10,967,037	3,264,958	6,993,454	4,500,953	16,805,400	5,845,026	1,498,459

16,134,536	3,455,536	8,646,862	5,987,192	16,278,429	8,953,467	1,182,638

8,214,389	—	4,840,892	4,463,054	5,603,896	11,205,722	5,741,286

$24,348,925	$3,455,536	$13,487,754	$10,450,246	$21,882,325	$20,159,189	$6,923,924

$ 496	$ —	$ —	$ —	$ —	$ (115,894)	$ (21,641)

883,252	327,984	775,824	383,533	3,033,801	865,376	155,968
1,619	8,299	2,661	18,609	18,699	106,930	25,884
(47,422)	(10,728)	(41,816)	(50,626)	(1,107,272)	(520,324)	(34,083)

837,449	325,555	736,669	351,516	1,945,228	451,982	147,769

GOLDMAN SACHS VARIABLE INSURANCE TRUST
Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income from investment operations (a)		Distributions to shareholders
	Net asset value at beginning of period	Net investment income	Net realized and unrealized gain (loss)	From net investment income	In excess of net investment income	From net realized gain

Growth and Income Fund
For the six months ended June 30, 2000 (unaudited)	$10.89	$0.02	$ 0.06	$ —	$ —	$ —
For the year ended December 31, 1999	10.45	0.12	0.44	(0.12)	—	—
For the period ended December 31, 1998(e)	10.00	0.09	0.45	(0.09)	—	—

CORE U.S. Equity Fund
For the six months ended June 30, 2000 (unaudited)	13.98	0.07	(0.22)	—	—	—
For the year ended December 31, 1999	11.42	0.05	2.72	(0.05)	—	(0.16)
For the period ended December 31, 1998(e)	10.00	0.05	1.42	(0.05)	—	—

CORE Large Cap Growth Fund
For the six months ended June 30, 2000 (unaudited)	15.80	0.10	0.39	—	—	—
For the year ended December 31, 1999	11.68	0.02	4.12	(0.02)	—	—
For the period ended December 31, 1998(e)	10.00	0.02	1.68	(0.02)	—	—

CORE Large Cap Value Fund
For the six months ended June 30, 2000 (unaudited)	10.61	0.09	(0.69)	—	—	—
For the period ended December 31, 1999(e)	10.00	0.09	0.81	(0.09)	(0.01)	(0.19)

CORE Small Cap Equity Fund
For the six months ended June 30, 2000 (unaudited)	10.60	0.02	0.37	—	—	—
For the year ended December 31, 1999	9.04	0.02	1.56	(0.02)	—	—
For the period ended December 31, 1998(e)	10.00	0.02	(0.95)	(0.02)	(0.01)	—

Capital Growth Fund
For the six months ended June 30, 2000 (unaudited)	14.01	—	0.29	—	—	—
For the year ended December 31, 1999	11.31	0.01	3.04	(0.01)	—	(0.34)
For the period ended December 31, 1998(e)	10.00	0.03	1.31	(0.03)	—	—

Mid Cap Value Fund
For the six months ended June 30, 2000 (unaudited)	8.42	0.05	0.28	—	—	—
For the year ended December 31, 1999	8.57	0.07	(0.15)	(0.07)	—	—
For the period ended December 31, 1998(e)	10.00	0.07	(1.43)	(0.07)	—	—

International Equity Fund
For the six months ended June 30, 2000 (unaudited)	14.47	0.05	(0.28)	—	—	—
For the year ended December 31, 1999	11.91	0.07	3.66	(0.07)	(0.13)	(0.97)
For the period ended December 31, 1998(e)	10.00	0.02	1.98	—	—	(0.09)

Global Income Fund
For the six months ended June 30, 2000 (unaudited)	9.83	0.20	0.12	—	—	—
For the year ended December 31, 1999	10.32	0.39	(0.50)	(0.33)	—	(0.05)
For the period ended December 31, 1998(e)	10.00	0.45	0.38	(0.40)	—	(0.11)

Internet Tollkeeper Fund
For the period ended June 30, 2000 (e) (unaudited)	10.00	(0.01)	0.25	—	—	—

(a) Includes the balancing effect of calculating per share amounts.
(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c) Annualized.
(d) Not annualized.
(e) Growth and Income, International Equity and Global Income commenced operations on January 12, 1998; CORE U.S. Equity, CORE Large Cap Growth and CORE Small Cap Equity commenced operations on February 13, 1998; Capital Growth, Mid Cap Value, CORE Large Cap Value and Internet Tollkeeper commenced operations on April 30, 1998, May 1, 1998, April 1, 1999 and April 28, 2000, respectively.

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS VARIABLE INSURANCE TRUST

									Ratios assuming no voluntary waiver of fees or expense limitations
Net increase (decrease) in net asset value	Net asset value, end of period	Total return (b)		Net assets at end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of net investment income (loss) to average net assets		Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate

$0.08	$10.97	0.73	%(d)	$34,096	0.97	%(c)	0.40	%(c)	1.28	%(c)	0.09	%(c)	36	%(d)
0.44	10.89	5.41		25,989	0.90		1.44		1.65		0.69		121
0.45	10.45	5.47	(d)	13,814	0.90	(c)	1.85	(c)	2.69	(c)	0.06	(c)	88	(d)

(0.15)	13.83	(1.07	)(d)	101,424	0.88	(c)	1.41	(c)	0.93	(c)	1.36	(c)	19	(d)
2.56	13.98	24.30		52,058	0.80		0.70		1.52		(0.02)		70
1.42	11.42	14.73	(d)	9,809	0.80	(c)	0.70	(c)	2.83	(c)	(1.33	)(c)	75	(d)

0.49	16.29	3.10	(d)	33,795	0.87	(c)	1.44	(c)	1.32	(c)	0.99	(c)	38	(d)
4.12	15.80	35.42		24,349	0.80		0.15		1.85		(0.90)		70
1.68	11.68	16.99	(d)	8,214	0.80	(c)	0.20	(c)	2.87	(c)	(1.87	)(c)	69	(d)

(0.60)	10.01	(5.66	)(d)	3,084	0.87	(c)	1.66	(c)	9.50	(c)	(6.97	)(c)	59	(d)
0.61	10.61	8.99	(d)	3,456	0.80	(c)	1.04	(c)	5.61	(c)	(3.77	)(c)	48	(d)

0.39	10.99	3.68	(d)	30,412	0.98	(c)	0.49	(c)	1.96	(c)	(0.49	)(c)	77	(d)
1.56	10.60	17.54		13,488	0.90		0.35		4.22		(2.97)		101
(0.96)	9.04	(9.30	)(d)	4,841	0.90	(c)	0.30	(c)	3.92	(c)	(2.72	)(c)	74	(d)

0.29	14.30	2.07	(d)	14,442	0.97	(c)	0.08	(c)	2.06	(c)	(1.01	)(c)	23	(d)
2.70	14.01	27.13		10,450	0.90		0.04		3.13		(2.19)		34
1.31	11.31	13.40	(d)	4,463	0.90	(c)	0.42	(c)	4.92	(c)	(3.60	)(c)	20	(d)

0.33	8.75	3.92	(d)	38,158	1.03	(c)	1.61	(c)	1.33	(c)	1.31	(c)	39	(d)
(0.15)	8.42	(0.95)		21,882	0.95		1.30		2.19		0.06		103
(1.43)	8.57	(13.56	)(d)	5,604	0.95	(c)	1.74	(c)	4.79	(c)	(2.10	)(c)	38	(d)

(0.23)	14.24	(1.59	)(d)	28,287	1.32	(c)	0.77	(c)	2.16	(c)	(0.07	)(c)	45	(d)
2.56	14.47	31.85		20,159	1.25		0.41		2.57		(0.91)		87
1.91	11.91	20.07	(d)	11,206	1.25	(c)	0.23	(c)	2.97	(c)	(1.49	)(c)	76	(d)

0.32	10.15	3.26	(d)	7,954	1.12	(c)	4.23	(c)	3.14	(c)	2.21	(c)	103	(d)
(0.49)	9.83	(1.01)		6,924	1.05		4.23		3.51		1.77		200
0.32	10.32	8.29	(d)	5,741	1.05	(c)	4.59	(c)	3.30	(c)	2.34	(c)	203	(d)

0.24	10.24	2.40	(d)	4,008	1.25	(c)	(0.42	)(c)	7.39	(c)	(6.56	)(c)	6	(d)

GOLDMAN SACHS VARIABLE INSURANCE TRUST
Notes to Financial Statements
June 30, 2000 (Unaudited)

1. ORGANIZATION

Goldman Sachs Variable Insurance Trust (the “Trust”) is a Delaware business trust registered under the Investment Company Act of 1940, as amended (“the Act”) as an open-end, management investment company. The Trust includes Goldman Sachs Growth and Income Fund (“Growth and Income”), Goldman Sachs CORE U.S. Equity Fund (“CORE U.S. Equity”), Goldman Sachs CORE Large Cap Growth Fund (“CORE Large Cap Growth”), Goldman Sachs CORE Large Cap Value Fund (“CORE Large Cap Value”), Goldman Sachs CORE Small Cap Equity Fund (“CORE Small Cap Equity”), Goldman Sachs Capital Growth Fund (“Capital Growth”), Goldman Sachs Mid Cap Value Fund (“Mid Cap Value”) (formerly Mid Cap Equity), Goldman Sachs International Equity Fund (“International Equity”), Goldman Sachs Global Income Fund (“Global Income”) and Goldman Sachs Internet Tollkeeper Fund (“Internet Tollkeeper”), collectively, “the Funds” or individually a “Fund”. Each Fund, except the Global Income Fund, is diversified under the Act. The Global Income Fund is a “non-diversified” Fund under the Act.

        Shares of the Trust may be purchased and held by separate accounts of participating life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Shares of the Trust are not offered directly to the general public.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

A.  Investment Valuation — Investments in securities traded on a U.S. or foreign securities exchange or the NASDAQ system are valued daily at their last sale price on the principal exchange on which they are traded. If no sale occurs, securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity and debt securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Short-term debt obligations maturing in sixty days or less are valued at amortized cost. Securities for which quotations are not readily available are valued at fair value using methods approved by the Board of Trustees.

B. Securities Transactions and Investment Income —  Securities transactions are recorded as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified-cost basis. Dividend income is recorded on the ex-dividend date. Dividends for which the fund has the choice to receive either cash or stock are recognized as investment income in an amount equal to the cash dividend. Interest income is determined on the basis of interest accrued, premium amortized and discount earned. Growth and Income and Global Income do not amortize market premiums. In addition, it is the Funds’ policy to accrue for estimated capital gains taxes on foreign securities held by the Funds, which are subject to such taxes.

C.  Federal Taxes — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable and tax-exempt income to its shareholders. Accordingly, no federal tax provisions are required.

GOLDMAN SACHS VARIABLE INSURANCE TRUST

        The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of a portfolio’s distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in-capital, depending on the type of book/tax differences that may exist as well as timing differences.

        As of December 31, 1999, the following Funds had capital loss carryforwards for U.S. federal tax purposes. This amount is available to be carried forward to offset future capital gains to the extent permitted by applicable laws or regulations.

Fund	Amount	Year of Expiration

Growth and Income	$599,984	2006-2007

CORE Small Cap Equity	198,691	2006

Mid Cap Value	149,174	2006-2007

Global Income	136,949	2007

At June 30, 2000, the Funds’ aggregate unrealized gains and losses based on cost for federal income tax purposes was as follows:

Fund	Tax Cost	Gross Unrealized Gain	Gross Unrealized Loss	Net Unrealized Gain (Loss)

Growth and Income	$31,919,674	$ 4,112,235	$2,101,898	$2,010,337

CORE U.S. Equity	94,473,609	11,540,134	6,032,008	5,508,126

CORE Large Cap Growth	28,134,012	7,973,974	1,682,030	6,281,944

CORE Large Cap Value	3,244,404	264,068	367,204	(103,136)

CORE Small Cap Equity	32,305,397	3,023,286	2,183,120	840,166

Capital Growth	13,232,631	2,162,734	769,618	1,393,116

Mid Cap Value	37,196,154	2,682,380	2,565,340	117,040

International Equity	26,724,464	3,300,320	1,006,217	2,294,103

Global Income	7,481,065	157,944	202,106	(44,162)

Internet Tollkeeper	3,749,640	349,086	211,355	137,731

D.  Deferred Organization Expenses —  Organization-related costs are being amortized on a straight-line basis over a period of five years (with the exception of those funds which commenced operations after 1998, whose costs are expensed immediately).

E.  Expenses — Expenses incurred by the Trust that do not specifically relate to an individual portfolio of the Trust are generally allocated to the portfolios on a straight-line or pro rata basis depending upon the nature of the expense.

F.  Foreign Currency Translations — Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment valuations, foreign currency and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates; (ii) purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

GOLDMAN SACHS VARIABLE INSURANCE TRUST
Notes to Financial Statements (continued)

June 30, 2000 (Unaudited)

        Net realized and unrealized gain (loss) on foreign currency transactions will represent: (i) foreign currency exchange gains and losses from the sale and holdings of foreign currencies and sale of investments (for fixed income only); (ii) gains and losses between trade date and settlement date on investment securities transactions and forward exchange contracts; and (iii) gains and losses from the difference between amounts of interest and dividend recorded and the amounts actually received.

G.  Mortgage Dollar Rolls — Global Income may enter into mortgage “dollar rolls” in which the Fund sells securities in the current month for delivery and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. For financial reporting and tax reporting purposes, the Fund treats mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale.

H.  Segregation Transactions — As set forth in the prospectus, certain Funds may enter into derivative transactions to seek to increase total return. Forward foreign currency exchange contracts, futures contracts, written options, mortgage dollar rolls, when-issued securities and forward commitments are examples of such transactions. As a result of entering into those transactions, the Funds are required to segregate liquid assets on the accounting records equal to or greater than the market value of the corresponding transactions.

3. AGREEMENTS

Pursuant to the Investment Management Agreement (the “Agreement”), Goldman Sachs Asset Management (“GSAM”), a separate unit of the Investment Management Division of Goldman, Sachs & Co. (“Goldman Sachs”), serves as the investment adviser for Growth and Income, CORE U.S. Equity, CORE Large Cap Growth, CORE Large Cap Value, CORE Small Cap Equity, Capital Growth, Mid Cap Value and Internet Tollkeeper Funds. Goldman Sachs Asset Management International (“GSAMI”), an affiliate of Goldman Sachs, serves as the investment adviser for International Equity and Global Income. Under the Agreement, the advisers, subject to the general supervision of the Trust’s Board of Trustees, manage the Funds’ portfolios (GSAM and GSAMI are each referred to herein as the “investment adviser”). As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administering the Funds’ business affairs, including providing facilities, the adviser is entitled to a fee, computed daily and payable monthly at an annual rate of the average daily net assets as follows:

Fund	Fee

Growth and Income	0.75%

CORE U.S. Equity	0.70

CORE Large Cap Growth	0.70

CORE Large Cap Value	0.70

CORE Small Cap Equity	0.75

Capital Growth	0.75

Mid Cap Value	0.80

International Equity	1.00

Global Income	0.90

Internet Tollkeeper	1.00

GOLDMAN SACHS VARIABLE INSURANCE TRUST

        Effective February 23, 2000, the advisers have voluntarily agreed to limit certain “Other Expenses” of the Funds (excluding management fees, taxes, interest, brokerage fees, litigation and indemnification and other extraordinary expenses) to the extent that such expenses exceed .25%, .20%, .20%, .20%, .25%, .25%, .25%, .35% and .25% of the average daily net assets of Growth and Income, CORE U.S. Equity, CORE Large Cap Growth, CORE Large Cap Value, CORE Small Cap Equity, Capital Growth, Mid Cap Value, International Equity and Global Income, respectively. Effective April 28, 2000 (commencement of operations), Other Expenses for Internet Tollkeeper was limited to .25% of average daily net assets. Prior thereto, the expense limitation was .15%, .10%, .10%, .10%, .15%, .15%, .15%, .25% and .15% of average daily net assets of Growth and Income, CORE U.S. Equity, CORE Large Cap Growth, CORE Large Cap Value, CORE Small Cap Equity, Capital Growth, Mid Cap Value, International Equity and Global Income, respectively.

        Goldman Sachs also serves as the transfer agent of the Funds and has voluntarily waived a portion of its transfer agent fees. Goldman Sachs may discontinue or modify this waiver in the future at its discretion. Goldman Sachs serves as the distributor of each Fund’s shares at no cost to the Funds.

        For the period ended June 30, 2000, the adviser reimbursed and waived certain expenses and the Funds have entered into expense offset arrangements with the custodian resulting in a reduction in expenses as follows (amounts in thousands):

Fund	Adviser Reimbursement	Custody Fee Reduction	Transfer Agent Fee Waiver	Total

Growth and Income	$ 37	$1	$7	$ 45

CORE U.S. Equity	12	1	7	20

CORE Large Cap Growth	54	2	7	63

CORE Large Cap Value	131	—	7	138

CORE Small Cap Equity	96	2	7	105

Capital Growth	67	2	7	76

Mid Cap Value	36	1	7	44

International Equity	92	1	7	100

Global Income	69	—	7	76

Internet Tollkeeper	31	1	2	34

At June 30, 2000, the amounts owed to affiliates were as follows (in thousands):

Fund	Management Fees	Transfer Agent Fees	Total

Growth and Income	$21	$13	$34

CORE U.S. Equity	56	14	70

CORE Large Cap Growth	18	17	35

CORE Large Cap Value	2	12	14

CORE Small Cap Equity	18	14	32

Capital Growth	9	17	26

Mid Cap Value	25	17	42

International Equity	22	17	39

Global Income	6	15	21

Internet Tollkeeper	5	5	10

GOLDMAN SACHS VARIABLE INSURANCE TRUST
Notes to Financial Statements (continued)
June 30, 2000 (Unaudited)

        As of June 30, 2000, Goldman Sachs was the beneficial owner of 24%, 15%, 18%, 31%, 43%, 70% and 77% of the outstanding shares of the CORE Large Cap Growth, CORE Large Cap Value, CORE Small Cap Equity, Capital Growth, International Equity, Global Income and Internet Tollkeeper, respectively.

4. PORTFOLIO SECURITY TRANSACTIONS

Purchases and proceeds of sales or maturities of long-term securities for the period ended June 30, 2000, were as follows:

	Purchases of U.S. Government and agency obligations	Purchases (excluding U.S. Government and agency obligations)	Sales and Maturities of U.S. Government and agency obligations	Sales and Maturities (excluding U.S. Government and agency obligations)

Growth and Income	$ —	$19,435,192	$ —	$ 9,893,903

CORE U.S. Equity	—	63,048,988	—	13,031,710

CORE Large Cap Growth	—	19,870,695	—	10,176,944

CORE Large Cap Value	—	1,926,193	—	2,052,077

CORE Small Cap Equity	—	33,018,325	—	15,441,150

Capital Growth	—	6,110,861	—	2,757,473

Mid Cap Value	—	22,881,870	—	10,625,305

International Equity	—	20,092,323	—	9,972,805

Global Income	2,171,668	5,803,344	1,829,668	5,214,905

Internet Tollkeeper	—	3,782,534	—	199,899

Forward Foreign Currency Exchange Contracts —  International Equity, Global Income, Growth and Income, Capital Growth and Mid Cap Value may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. International Equity and Global Income may also purchase and sell forward contracts to seek to increase total return. All commitments are “marked-to-market” daily at the applicable translation rates. The Funds record realized gains or losses at the time the forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

GOLDMAN SACHS VARIABLE INSURANCE TRUST

At June 30, 2000, International Equity outstanding forward foreign currency exchange contracts as follows:

Open Forward Foreign Currency Purchase Contracts	Value on Settlement Date	Current Value	Unrealized Gain	Unrealized Loss

Euro expiring 7/13/00	$ 343,770	$ 346,525	$2,755	$ —

TOTAL OPEN FORWARD FOREIGN CURRENCY PURCHASE CONTRACTS	$ 343,770	$ 346,525	$2,755	$ —

Open Forward Foreign Currency Sale Contracts	Value on Settlement Date	Current Value	Unrealized Gain	Unrealized Loss

British Pound expiring 9/14/00	$ 693,917	$ 699,514	$ —	$ 5,597
Euro expiring 7/13/00	31,548	31,552	—	4
Hong Kong Dollar expiring 12/8/00	431,264	431,460	—	196
Japanese Yen expiring 8/17/00	1,024,597	1,019,392	5,205	—

TOTAL OPEN FORWARD FOREIGN CURRENCY SALE CONTRACTS	$2,181,326	$2,181,918	$5,205	$ 5,797

Closed but Unsettled Forward Currency Contracts	Purchase Value	Sale Value	Realized Gain	Realized Loss

British Pound expiring 9/14/00	$ 174,444	$ 171,766	$ —	$ 2,678
Euro Currency expiring 7/13/00	1,440,000	1,442,450	—	17,550
Euro Currency expiring 7/13/00	172,000	172,034	34	—
Euro Currency expiring 9/14/00	175,411	174,444	—	967
Japanese Yen expiring 8/17/00	1,878,500	1,845,856	—	32,644
Japanese Yen expiring 8/17/00	161,500	162,546	1,046	—

TOTAL CLOSED BUT UNSETTLED FORWARD FOREIGN CURRENCY CONTRACTS	$4,001,855	$3,949,096	$1,080	$53,839

GOLDMAN SACHS VARIABLE INSURANCE TRUST
Notes to Financial Statements (continued)
June 30, 2000 (Unaudited)

At June 30, 2000, Global Income outstanding forward foreign currency exchange contracts as follows:

Open Forward Foreign Currency Purchase Contracts	Value on Settlement Date	Current Value	Unrealized Gain	Unrealized Loss

Australian Dollar expiring 9/28/00	$ 208,981	$ 207,849	$ —	$ 1,132
Canadian Dollar expiring 8/25/00	74,218	73,744	—	474
Euro Currency expiring 8/18/00	1,706	1,746	40	—
Euro Currency expiring 9/14/00	103,320	104,172	852	—

TOTAL OPEN FORWARD FOREIGN CURRENCY PURCHASE CONTRACTS	$ 388,225	$ 387,511	$ 892	$ 1,606

Open Forward Foreign Currency Sale Contracts	Value on Settlement Date	Current Value	Unrealized Gain	Unrealized Loss

British Pound expiring 8/10/00	$ 175,168	$ 175,786	$ —	$ 618
British Pound expiring 9/14/00	364,235	366,911	—	2,676
British Pound expiring 9/14/00	777,035	776,687	348	—
Danish Krone expiring 7/19/00	87,777	86,689	1,088	—
Euro Currency expiring 7/13/00	1,809,884	1,866,613	—	56,729
Euro Currency expiring 7/13/00	121,462	120,563	899	—
Japanese Yen expiring 8/17/00	1,412,313	1,439,600	—	27,287
Japanese Yen expiring 8/17/00	315,000	313,398	1,602	—

TOTAL OPEN FORWARD FOREIGN CURRENCY SALE CONTRACTS	$5,062,874	$5,146,247	$ 3,937	$87,310

Closed but Unsettled Forward Currency Contracts	Purchase Value	Sale Value	Realized Gain	Realized Loss

British Pound expiring 9/14/00	$ 52,333	$ 51,975	$ —	$ 358
Canadian Dollar expiring 8/25/00	132,782	130,455	—	2,327
Euro Currency expiring 7/13/00	1,174,554	1,146,132	—	1,951
Euro Currency expiring 7/13/00	390,816	391,864	140	—
Euro Currency expiring 8/18/00	199,357	202,961	3,604	—
Euro Currency expiring 9/14/00	52,623	52,333	—	290
Japanese Yen expiring 8/17/00	934,980	923,576	—	11,404
South African Rand expiring 7/13/00	135,131	142,391	7,260	—
Swiss Franc expiring 8/18/00	202,961	201,063	—	1,898

TOTAL CLOSED BUT UNSETTLED FORWARD FOREIGN CURRENCY CONTRACTS	$3,275,537	$3,242,750	$11,912	$44,699

        The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At June 30, 2000, International Equity and Global Income had sufficient cash and/or securities to cover any commitments under these contracts.

GOLDMAN SACHS VARIABLE INSURANCE TRUST

Option Accounting Principles — When the Funds write call or put options, an amount equal to the premium received is recorded as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a written option expires on its stipulated expiration date or the Funds enter into a closing purchase transaction, the Funds realize a gain or loss without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. When a written call option is exercised, the Funds realize a gain or loss from the sale of the underlying security, and the proceeds of the sale are increased by the premium originally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the security which the Funds purchase upon exercise. There is a risk of loss from a change in value of such options which may exceed the related premiums received.

        Upon the purchase of a call option or a protective put option by the Funds, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current market value of the option. If an option which the Funds have purchased expires on the stipulated expiration date, the Funds will realize a loss in the amount of the cost of the option. If the Funds enter into a closing sale transaction, the Funds will realize a gain or loss, depending on whether the sale proceeds for the closing sale transaction are greater or less than the cost of the option. If the Funds exercise a purchased put option, the Funds will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Funds exercise a purchased call option, the cost of the security which the Funds purchase upon exercise will be increased by the premium originally paid. As of June 30, 2000, the Funds had no open option contracts.

Futures Contracts — The Funds may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates or to seek to increase total return.

        Upon entering into a futures contract, the Funds are required to deposit with a broker an amount of cash or securities equal to the minimum “initial margin” requirement of the associated futures exchange. Subsequent payments for futures contracts (“variation margin”) are paid or received by the Funds daily, dependent on the daily fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Funds realize a gain or loss which is reported in the Statements of Operations .

        The use of futures contracts involve, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Changes in the value of the futures contract may not directly correlate with changes in the value of the underlying securities. This risk may decrease the effectiveness of the Funds’ strategies and potentially result in a loss.

At June 30, 2000 the following futures contracts were open as follows:

Fund	Type	Number of Contracts Long (Short)	Settlement Month	Market Value	Unrealized Gain (Loss)

CORE U.S. Equity	S&P 500 Index	14	September 2000	$5,138,350	$(56,900)

CORE Large Cap Growth	S&P 500 Index	3	September 2000	220,200	(1,908)

Global Income	2 Year U.S. Treasury Note	(1)	September 2000	(198,375)	(94)
	5 Year U.S. Treasury Note	(3)	September 2000	(297,047)	(328)
	10 Year U.S. Treasury Note	(1)	September 2000	(98,484)	(109)

				$ (593,906)	$ (531)

GOLDMAN SACHS VARIABLE INSURANCE TRUST
Notes to Financial Statements (continued)
June 30, 2000 (Unaudited)
For the period ended June 30, 2000, Goldman Sachs earned brokerage commissions from portfolio transactions executed on behalf of the funds in the following amounts:.

Fund	Brokerage Commissions

Growth and Income	$ 954

CORE U.S. Equity	897

CORE Large Cap Growth	381

CORE Large Cap Value	—

CORE Small Cap Equity	431

Capital Growth	522

Mid Cap Value	7,374

International Equity	—

Global Income	220

Internet Tollkeeper	29

$10,808

5. REPURCHASE AGREEMENTS

During the term of a repurchase agreement, the value of the underlying securities, including accrued interest, is required to equal or exceed the value of the repurchase agreement. The underlying securities for all repurchase agreements are held in safekeeping at the Funds’ custodian.

6. JOINT REPURCHASE AGREEMENT ACCOUNT

The Funds, together with other registered investment companies having management agreements with GSAM or their affiliates, transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.

        At June 30, 2000, Growth and Income, CORE U.S. Equity, CORE Large Cap Growth, CORE Small Cap Equity, Capital Growth, Mid Cap Value and Internet Tollkeeper had undivided interests in the repurchase agreements in the following joint account which equaled $1,600,000, $4,800,000, $1,000,000, $3,000,000, $600,000, $3,400,000 and $200,000, respectively, in principal amount. At June 30, 2000, the following repurchase agreements held in this joint account were fully collateralized by Federal Agency obligations.

Repurchase Agreements	Principal Amount	Interest Rate	Maturity Date	Amortized Cost

ABN/AMRO, Inc.	$995,900,000	6.85%	07/03/00	$ 995,900,000

Banc of America Securities LLC	800,000,000	6.88	07/03/00	800,000,000

Bear Stearns Companies, Inc.	500,000,000	6.85	07/03/00	500,000,000

Donaldson, Lufkin & Jenrette, Inc.	500,000,000	6.90	07/03/00	500,000,000

TOTAL JOINT REPURCHASE AGREEMENT ACCOUNT II				$2,795,900,000

GOLDMAN SACHS VARIABLE INSURANCE TRUST

7. LINE OF CREDIT FACILITY

Effective May 31, 2000, the Funds participate in a $350,000,000 committed, unsecured revolving line of credit facility.

Prior to May 31, 2000, the Funds participated in a $250,000,000 uncommitted and a $250,000,000 committed, unsecured revolving line of credit facility. Under the most restrictive arrangement, each Fund must own securities having a market value in excess of 400% of the total bank borrowings. These facilities are to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the Federal Funds rate. The committed facility also requires a fee to be paid by the Funds based on the amount of the commitment which has not been utilized. During the period ended June 30, 2000, the Funds did not have any borrowings under any of these facilities.

8. CHANGE IN INDEPENDENT AUDITORS

On October 26, 1999 the Board of Trustees of the Funds, upon the recommendation of the Board’s audit committee, determined not to retain Arthur Andersen LLP and approved a change of the Funds’ independent auditors to Ernst & Young LLP. For the fiscal years ended December 31, 1999 and December 31, 1998, Arthur Andersen LLP’s audit reports contained no adverse opinion or disclaimer of opinion; nor were their reports qualified or modified as to uncertainty, audit scope, or accounting principles. Further, there were no disagreements between the Funds and Arthur Andersen LLP on accounting principles or practices, financial statement disclosure or audit scope or procedure, which if not resolved to the satisfaction of Arthur Andersen LLP would have caused them to make reference to the disagreement in their report.

9. OTHER MATTERS

On February 3, 2000, the Board of Trustees of the CORE International Equity and Short Duration Government Funds approved liquidation and termination of such Funds.

TRUSTEES Ashok N. Bakhru, Chairman David B. Ford Douglas C. Grip John P. McNulty Mary P. McPherson Alan A. Shuch William H. Springer Richard P. Strubel
OFFICERS
Douglas C. Grip, President
Jesse Cole, Vice President
James A Fitzpatrick, Vice President
Nancy L. Mucker, Vice President
John M. Perlowski, Treasurer
Philip V. Giuca, Jr., Assistant Treasurer
Michael J. Richman, Secretary
Amy Belanger, Assistant Secretary
Howard B. Surloff, Secretary
Valerie A. Zondorak, Assistant Secretary

GOLDMAN SACHS & CO.
Distributor and Transfer Agent

GOLDMAN SACHS ASSET MANAGEMENT
Investment Adviser

GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL
133 Peterborough Court
London, England EC4A 2BB

Toll Free (in U.S.): 800-292-4726

This report is prepared for the general information of contract owners and is not an offer of shares of the Goldman Sachs Variable Insurance Trust: Growth and Income, CORE U.S. Equity, CORE Large Cap Growth, CORE Large Cap Value, CORE Small Cap Equity, Capital Growth, Mid Cap Value, International Equity, Global Income and Internet Tollkeeper Funds.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus which contains facts concerning the Fund’ s objectives, policies, management, expenses and other information.

© Copyright 2000 Goldman, Sachs & Co. All rights reserved. Date of first use: August 11, 2000